UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, Suite 1600

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, Suite 1600

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Emerging Markets Fund, Forward Focus Fund, Forward Frontier MarketStrat Fund (now known as Forward Frontier Strategy Fund), Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Fixed Income Fund (now known as Forward EM Corporate Debt Fund), Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Long/Short Credit Analysis Fund (now known as Forward Credit Analysis Long/Short Fund), Forward Mortgage Securities Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Strategic Realty Fund (now known as Forward Real Estate Long/Short Fund), Forward Small Cap Equity Fund, Forward SMIDPlus Fund (now known as Forward Extended MarketPlus Fund), Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Allocation Fund.

Forward Banking and Finance Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.74%
Financial Services: 99.74%
Asset Management & Custodian: 2.65%
4,580	Affiliated Managers Group, Inc.(a)	$500,915
51,880	Envestnet, Inc.(a)	697,267
		1,198,182
Banks: Diversified: 67.89%
10,550	1st United Bancorp, Inc.(a)	74,061
10,656	American Business Bank(a)	261,065
14,116	Ameris Bancorp(a)	143,419
102,430	Bancorp, Inc.(a)	945,429
25,386	Bank of Marin Bancorp	947,406
40,184	Bank of The Ozarks, Inc.	1,756,442
15,381	BankUnited, Inc.	441,589
12,180	Bryn Mawr Bank Corp.	250,543
27,110	California United Bank(a)	349,719
5,516	Camden National Corp.	188,868
60,020	Cardinal Financial Corp.	699,833
28,050	Carolina Trust Bank(a)	88,919
7,070	Citizens Financial Services, Inc.	265,125
28,167	Columbia Banking System, Inc.	539,961
9,490	Community Bank System, Inc.	230,322
40,735	Danvers Bancorp, Inc.	872,544
33,112	Eagle Bancorp, Inc.(a)	465,224
35,210	East West Bancorp, Inc.	773,212
11,356	Enterprise Financial Services Corp.	159,779
14,050	Evans Bancorp, Inc.	198,808
18,400	Financial Institutions, Inc.	322,000
91,000	First California Financial Group, Inc.(a)	341,250
3,371	First Citizens BancShares, Inc., Class A	676,155
28,866	First Financial Bancorp	481,774
14,100	First Financial Bankshares, Inc.	724,317
12,254	First Horizon National Corp.	137,367
31,450	First of Long Island Corp.	872,738
32,084	FirstMerit Corp.	547,353
17,500	F.N.B. Corp.	184,450

102,490	Guaranty Bancorp(a)	132,212
19,206	Hancock Holding Co.	630,725
18,533	HopFed Bancorp, Inc.	170,504
21,632	Horizon Bancorp	591,419
3,797	Hudson Valley Holding Corp.	83,534
21,234	IBERIABANK Corp.	1,276,799
16,750	Independent Bank Corp.	452,418
30,063	Lakeland Financial Corp.	681,829
14,566	MidSouth Bancorp, Inc.	210,624
6,320	NBT Bancorp, Inc.	144,033
17,920	Oriental Financial Group, Inc.	224,896
30,680	Orrstown Financial Services, Inc.	859,040
27,490	Pacific Premier Bancorp, Inc.(a)	187,207
35,700	Park Sterling Corp.(a)	173,145
16,460	Pinnacle Financial Partners, Inc.(a)	272,248
26,190	Prosperity Bancshares, Inc.	1,120,146
16,983	Sandy Spring Bancorp, Inc.	313,506
12,740	SCBT Financial Corp.	423,987
31,709	Signature Bank(a)	1,788,387
13,866	Southern National Bancorp of Virginia, Inc.(a)	101,360
21,150	Southwest Bancorp, Inc.(a)	300,119
8,933	Sterling Bancorp	89,419
38,076	Susquehanna Bancshares, Inc.	356,011
11,858	SVB Financial Group(a)	675,076
62,947	Texas Capital Bancshares, Inc.(a)	1,635,992
8,520	Tompkins Financial Corp.	354,006
11,976	Tower Bancorp, Inc.	266,945
36,593	ViewPoint Financial Group	475,709
48,679	VIST Financial Corp.	425,454
28,463	Washington Banking Co.	401,328
96,007	Western Alliance Bancorp(a)	789,178
32,860	Wintrust Financial Corp.	1,207,604
		30,754,532
Banks: Savings, Thrift & Mortgage: 6.93%
10,630	Berkshire Hills Bancorp, Inc.	221,636
22,635	Capitol Federal Financial, Inc.	255,096
22,900	Dime Community Bancshares, Inc.	338,004
23,330	First Niagara Financial Group, Inc.	316,821
12,500	Flushing Financial Corp.	186,250
25,950	Heritage Financial Corp.(a)	367,712
4,130	Home Bancorp, Inc.(a)	63,272
5,030	OceanFirst Financial Corp.	70,169
20,800	Teche Holding Co.	749,839
9,530	Territorial Bancorp, Inc.	189,838
21,940	Washington Federal, Inc.	380,439
		3,139,076

Commercial Finance & Mortgage: 1.13%
42,210	Walker & Dunlop, Inc.(a)	512,852
Diversified Financial Services: 3.97%
4,540	Greenhill & Co., Inc.	298,687
4,659	LPL Investment Holdings, Inc.(a)	166,839
11,960	Raymond James Financial, Inc.	457,350
12,174	Stifel Financial Corp.(a)	873,971
		1,796,847
Financial Data & Systems: 2.81%
32,343	Cass Information Systems, Inc.	1,270,756
Insurance: Property-Casualty: 3.26%
3,610	Hanover Insurance Group, Inc.	163,353
80,032	Meadowbrook Insurance Group, Inc.	828,331
20,110	Tower Group, Inc.	483,243
		1,474,927
Real Estate Investment Trusts: 9.97%
19,640	American Campus Communities, Inc.	648,119
55,180	DiamondRock Hospitality Co.	616,361
25,963	DuPont Fabros Technology, Inc.	629,603
51,955	Hersha Hospitality Trust, Class A	308,613
8,700	National Retail Properties, Inc.	227,331
69,950	Preferred Aptartment Communities Inc., Class A(a)	699,500
60,650	Summit Hotel Properties, Inc.(a)	602,861
27,780	Urstadt Biddle Properties, Inc., Class A	528,376
17,650	Whitestone REIT, Class B	253,454
		4,514,218
Securities Brokerage & Service: 1.13%
8,940	Jefferies Group, Inc.	222,964
11,037	KBW, Inc.	289,059
		512,023
	Total Common Stocks
	(Cost $33,920,724)	45,173,413

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.50%
$226,589	Citibank - New York 0.030%, due 04/01/11	226,589
	Total Short-Term Bank Debt Instruments (Cost $226,589)	226,589
	Total Investments: 100.24% (Cost $34,147,313)	45,400,002
	Net Other Assets and Liabilities: (0.24)%	(107,017)
	Net Assets: 100.00%	$45,292,985

(a)	Non-income producing security.

Percentages are stated as a percentage of net assets.

Investment Abbreviations:

REIT-Real Estate Investment Trust

Forward Commodity Long/Short Strategy Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 23.35%
Federal Home Loan Mortgage Corp (FHLMC): 4.01%
	FHLMC
$ 53,865	2.183%, 08/01/19(a)	$54,327
15,328	2.318%, 01/01/23(a)	15,668
35,966	2.398%, 12/01/29(a)	37,629
27,641	2.413%, 07/01/19(a)	27,829
41,315	2.460%, 12/01/18(a)	42,942
18,513	2.527%, 10/01/27(a)	19,561
69,172	2.571%, 07/01/24(a)	69,815
12,432	2.625%, 07/01/22(a)	13,044
46,231	2.729%, 07/01/32(a)	48,369
58,881	2.800%, 10/01/20(a)	62,051
26,374	2.806%, 04/01/30(a)	27,670
16,506	3.329%, 10/01/35(a)	17,071
71,040	3.523%, 08/01/36(a)	74,451
9,248	3.760%, 03/01/20(a)	9,294
10,369	3.970%, 08/01/19(a)	10,406
15,675	4.740%, 03/01/19(a)	16,498
70,380	4.780%, 04/01/24(a)	73,889
421,939	5.856%, 04/01/36(a)	451,376
	FHLMC, Gold
134,130	2.473%, 03/01/27(a)	135,397
148,281	2.729%, 02/01/29(a)	156,474
		1,363,761
Federal National Mortgage Association (FNMA): 16.51%
	FNMA
15,913	0.760%, 01/01/31(a)	15,892
79,550	1.712%, 06/01/40(a)	80,937
130,346	1.712%, 06/01/40(a)	132,500
33,427	1.712%, 10/01/40(a)	33,975
243,548	1.869%, 03/01/34(a)	245,998
180,189	2.010%, 02/01/33(a)	187,367
17,699	2.035%, 03/01/35(a)	18,434
16,781	2.045%, 04/01/33(a)	17,424

81,462	2.061%, 10/01/32(a)	84,002
30,435	2.082%, 07/01/34(a)	31,732
169,164	2.115%, 05/01/34(a)	176,172
36,354	2.125%, 06/01/19(a)	36,863
378,440	2.240%, 11/01/35(a)	388,423
324,047	2.275%, 11/01/35(a)	332,467
218,085	2.325%, 11/01/17(a)	226,974
371,373	2.394%, 07/01/34(a)	374,913
55,160	2.398%, 11/01/31(a)	57,776
14,956	2.443%, 01/01/28(a)	15,717
80,243	2.465%, 07/01/36(a)	84,073
1,192	2.470%, 10/01/27(a)	1,257
85,609	2.477%, 05/01/33(a)	89,624
60,863	2.494%, 12/01/30(a)	63,975
427,252	2.541%, 11/01/33(a)	447,864
75,514	2.640%, 07/01/36(a)	79,543
549,457	2.696%, 09/01/32(a)	576,001
90,883	2.734%, 06/01/32(a)	92,031
53,130	2.751%, 05/01/34(a)	55,763
25,166	2.804%, 11/01/26(a)	26,633
77,462	2.821%, 01/01/31(a)	80,531
233,864	4.117%, 05/01/36(a)	238,762
58,967	4.122%, 02/01/26(a)	61,313
4,992	4.344%, 08/01/20(a)	5,189
11,091	4.419%, 10/01/19(a)	11,646
40,397	4.569%, 12/01/19(a)	42,385
13,310	4.698%, 06/01/19(a)	13,861
1,121,386	5.000%, 02/01/34	1,180,858
		5,608,875
Government National Mortgage Association (GNMA): 2.83%
	GNMA
118,276	1.750%, 10/20/37(a)	121,517
42,203	1.875%, 10/20/29(a)	43,443
78,298	2.125%, 10/20/25(a)	80,805
79,338	2.125%, 10/20/27(a)	81,878
51,832	2.125%, 12/20/29(a)	53,492
86,279	2.250%, 10/20/35(a)	89,139
47,709	2.625%, 08/20/33(a)	49,276
59,262	2.750%, 02/20/30(a)	61,355
46,582	2.750%, 01/20/32(a)	48,226
89,485	2.750%, 02/20/32(a)	92,824
42,825	3.375%, 01/20/23(a)	44,635
93,512	3.500%, 03/20/34(a)	97,601
94,924	3.500%, 05/20/34(a)	98,854
		963,045
	Total Agency Pass-Through Securities (Cost $7,900,209)	7,935,681

ASSET-BACKED SECURITIES: 9.60%
	Citibank Omni Master Trust, Series 2009-A8, Class A8
1,100,000	2.355%, 05/16/16(a)(b)	1,116,927
	Commercial Mortgage Asset Trust, Series 1999-C1, Class B
1,100,000	7.230%, 01/17/32	1,205,432
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
904,485	5.500%, 09/25/33	941,355
	Total Asset-Backed Securities (Cost $3,263,563)	3,263,714
CORPORATE BONDS: 31.73%
Financial: 28.57%
	Barclays Bank Plc, Sr. Unsec. Notes
1,250,000	1.163%, 01/13/14(a)	1,258,887
	Branch Banking & Trust Co., Sub. Notes
1,250,000	0.630%, 09/13/16(a)	1,159,765
	Citigroup, Inc., Sr. Unsec. Notes
500,000	6.375%, 08/12/14	552,635
	Federal Realty Investment Trust, Sr. Unsec. Notes
500,000	5.400%, 12/01/13	537,411
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
1,250,000	0.759%, 03/22/16(a)	1,206,653
	HCP, Inc., Sr. Unsec. Notes
1,100,000	2.700%, 02/01/14	1,103,146
	JPMorgan Chase Bank NA, Sub. Notes
1,250,000	0.640%, 06/13/16(a)	1,215,127
	M&I Marshall & Ilsley Bank, Sub. Notes, Series BN
750,000	0.580%, 12/04/12(a)	739,312
	Morgan Stanley, Sr. Unsec. Notes
750,000	0.603%, 01/09/14(a)	738,704
	Wachovia Bank NA, Sub. Notes
1,250,000	0.640%, 03/15/16(a)	1,196,799
		9,708,439
Industrial: 1.60%
	Cargill, Inc., Sr. Unsec. Notes
500,000	5.000%, 11/15/13(b)	542,370

Utilities: 1.56%
	Enel Finance International NV, Gtd. Notes
500,000	5.700%, 01/15/13(b)	529,274
	Total Corporate Bonds (Cost $10,738,229)	10,780,083
MUNICIPAL BONDS: 0.82%
	Lexington School District No 2 Educational Facilities Corp. Installment Revenue Bonds, Series A
60,000	5.890%, 12/01/13	64,391
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	49,636
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	164,271
	Total Municipal Bonds
	(Cost $279,099)	278,298
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 12.63%
$553,663	JP Morgan Chase-New York 0.030%, due 04/01/11	553,663
3,739,770	Wells Fargo Bank & Co.-San Francisco 0.030%, due 04/01/11	3,739,770
	Total Short-Term Bank Debt Instruments (Cost $4,293,433)	4,293,433
	Total Investments 78.13% (Cost $26,474,533)	26,551,209
	Net Other Assets and Liabilities: 21.87%	7,432,395	(c)
	Net Assets: 100.00%	$33,983,604

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,188,571, representing 6.44% of net assets.

(c)	Includes cash which is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return	125 Bps	Total Return	04/04/11	33,513,038	$272,294
					33,513,038	$272,294

Investment Abbreviations:

Bps-Basis Points

Gtd.-Guaranteed

Sr.-Senior

Sub.-Subordinated

Unsec.-Unsecured

Forward CorePlus Fund(a)

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY NOTES: 0.90%
Federal Home Loan Mortgage Corp (FHLMC): 0.90%
	FHLMC
$ 1,500,000	0.750%, 02/11/14(b)	$1,497,122
	Total Agency Notes (Cost $1,497,555)	1,497,122
AGENCY PASS-THROUGH SECURITIES: 14.25%
Federal Home Loan Mortgage Corp (FHLMC): 2.50%
	FHLMC
41,472	1.727%, 07/01/30(c)	41,805
79,581	1.858%, 07/01/29(c)	80,134
47,308	2.175%, 02/01/26(c)	49,043
194,842	2.218%, 12/01/21(c)	201,765
69,883	2.308%, 04/01/35(c)	72,084
259,645	2.329%, 11/01/25(c)	270,390
46,858	2.350%, 11/01/24(c)	48,842
73,554	2.364%, 08/01/33(c)	76,199
62,609	2.374%, 08/01/30(c)	65,373
23,012	2.375%, 03/01/18(c)	23,828
58,381	2.375%, 02/01/21(c)	61,077
22,371	2.421%, 10/01/19(c)	23,513
49,981	2.457%, 07/01/28(c)	50,411
207,920	2.464%, 01/01/23(c)	210,323
7,740	2.464%, 09/01/27(c)	8,135
7,027	2.488%, 12/01/27(c)	7,395
52,979	2.489%, 10/01/30(c)	55,810
10,909	2.500%, 05/01/22(c)	10,961
27,382	2.553%, 02/01/26(c)	28,908
2,628	2.600%, 08/01/30(c)	2,637
22,161	2.625%, 04/01/22(c)	22,315
299,350	2.625%, 12/01/34(c)	302,323
87,024	2.628%, 07/01/32(c)	91,168
71,995	2.646%, 12/01/29(c)	75,981
10,703	2.700%, 01/01/28(c)	11,298

85,937	2.715%, 03/01/34(c)	90,290
167,533	2.750%, 03/01/32(c)	168,229
36,114	2.757%, 09/01/24(c)	38,137
25,847	2.766%, 11/01/29(c)	27,307
23,085	2.782%, 08/01/30(c)	24,341
282,468	2.844%, 01/01/35(c)	285,507
9,408	2.965%, 10/01/26(c)	9,588
6,038	3.000%, 10/01/18(c)	6,209
97,923	3.043%, 09/01/32(c)	99,226
211,457	3.073%, 02/01/37(c)	223,859
5,361	3.395%, 10/01/18(c)	5,399
691	3.565%, 08/01/18(c)	695
9,500	4.000%, 05/01/23(c)	9,566
560,656	4.049%, 04/01/30(c)	565,450
8,426	4.529%, 12/01/30(c)	8,475
25,946	4.649%, 07/01/23(c)	27,243
192,922	4.699%, 01/01/37(c)	202,129
5,364	4.825%, 09/01/18(c)	5,642
17,580	4.841%, 05/01/20(c)	18,481
33,007	4.870%, 07/01/25(c)	33,250
248,535	5.333%, 04/01/36(c)	258,339
26,725	5.885%, 12/01/19(c)	26,797
40,098	5.935%, 03/01/37(c)	42,642
14,038	6.110%, 03/01/17(c)	14,087
13,285	6.376%, 10/01/27(c)	13,378
29,205	6.440%, 11/01/25(c)	29,406
27,134	6.615%, 02/01/23(c)	27,249
		4,152,639
Federal National Mortgage Association (FNMA): 11.75%
	FNMA
171,365	1.258%, 01/01/21(c)	173,091
14,653	1.258%, 12/01/22(c)	15,303
27,971	1.518%, 04/01/44(c)	28,001
54,342	1.518%, 04/01/44(c)	54,390
78,736	1.518%, 04/01/44(c)	78,813
228,882	1.518%, 09/01/44(c)	229,189
409,252	1.681%, 08/01/33(c)	417,912
180,520	1.718%, 11/01/30(c)	183,175
110,426	1.718%, 11/01/30(c)	112,188
191,205	1.718%, 06/01/40(c)	194,539
239,059	1.718%, 09/01/40(c)	242,248
85,836	1.718%, 10/01/40(c)	87,244
129,837	1.718%, 10/01/40(c)	131,977
115,196	1.765%, 08/01/28(c)	118,615
170,643	1.813%, 05/01/33(c)	173,540
620,815	1.831%, 08/01/34(c)	638,128

19,427	1.842%, 09/01/27(c)	20,038
54,464	1.875%, 06/01/19(c)	55,991
81,620	1.877%, 05/01/32(c)	83,793
30,543	1.893%, 09/01/23(c)	30,965
127,876	1.911%, 02/01/20(c)	129,731
396,015	1.955%, 06/01/35(c)	400,267
329,857	1.969%, 01/01/35(c)	339,734
21,555	1.994%, 07/01/21(c)	22,235
115,081	2.023%, 08/01/34(c)	119,989
16,902	2.061%, 06/01/33(c)	17,580
72,030	2.065%, 08/01/34(c)	75,121
197,687	2.065%, 07/01/35(c)	206,200
98,774	2.085%, 01/01/36(c)	103,160
54,460	2.086%, 11/01/21(c)	56,279
100,810	2.093%, 09/01/35(c)	105,230
459,867	2.098%, 09/01/35(c)	479,995
11,182	2.109%, 12/01/24(c)	11,436
110,356	2.124%, 01/01/36(c)	115,370
81,693	2.125%, 01/01/19(c)	84,444
77,913	2.140%, 01/01/23(c)	80,185
171,055	2.161%, 11/01/32(c)	178,266
305,585	2.167%, 09/01/34(c)	318,472
40,235	2.190%, 01/01/26(c)	41,573
345,745	2.216%, 05/01/36(c)	358,764
222,034	2.230%, 07/01/19(c)	229,680
353,097	2.290%, 01/01/33(c)	368,963
127,926	2.314%, 10/01/34(c)	133,474
399,446	2.322%, 06/01/18(c)	409,530
103,827	2.329%, 12/01/35(c)	106,709
21,006	2.335%, 10/01/15(c)	21,042
134,910	2.337%, 04/01/33(c)	139,692
198,551	2.340%, 01/01/19(c)	199,858
16,594	2.355%, 04/01/22(c)	17,207
2,969,387	2.361%, 11/01/35(c)	3,106,465
7,188	2.362%, 03/01/23(c)	7,489
12,515	2.375%, 02/01/33(c)	13,081
86,790	2.380%, 09/01/23(c)	90,481
156,580	2.390%, 02/01/32(c)	157,556
69,029	2.406%, 02/01/33(c)	72,120
56,740	2.412%, 08/01/30(c)	59,429
19,079	2.416%, 05/01/22(c)	19,181
50,731	2.435%, 01/01/32(c)	51,256
15,562	2.437%, 07/01/29(c)	15,779
58	2.440%, 03/01/22(c)	58
16,738	2.446%, 01/01/26(c)	16,827
85,733	2.448%, 12/01/34(c)	89,974
395,452	2.473%, 02/01/35(c)	414,854

66,679	2.496%, 05/01/24(c)	70,332
52,561	2.498%, 09/01/25(c)	55,623
87,282	2.525%, 12/01/34(c)	91,431
150,592	2.526%, 05/01/32(c)	152,052
15,668	2.539%, 09/01/31(c)	16,506
252,852	2.540%, 06/01/32(c)	255,029
110,476	2.551%, 06/01/33(c)	116,003
71,837	2.553%, 04/01/33(c)	75,559
71,120	2.564%, 08/01/30(c)	75,365
298,097	2.564%, 05/01/35(c)	310,996
2,102	2.575%, 12/01/27(c)	2,225
145,146	2.585%, 11/01/30(c)	152,989
51,452	2.590%, 08/01/22(c)	54,532
83,131	2.593%, 08/01/33(c)	87,099
107,992	2.594%, 10/01/33(c)	113,400
13,458	2.597%, 07/01/33(c)	14,139
169,025	2.607%, 07/01/35(c)	177,776
7,165	2.638%, 07/01/26(c)	7,586
38,806	2.642%, 05/01/35(c)	40,731
116,281	2.652%, 12/01/35(c)	122,792
15,989	2.674%, 03/01/27(c)	16,024
111,772	2.758%, 01/01/35(c)	113,126
85,574	2.758%, 06/01/38(c)	88,375
149,047	2.790%, 12/01/24(c)	157,890
53,130	2.798%, 05/01/34(c)	55,763
117,797	2.855%, 09/01/33(c)	119,015
6,150	2.866%, 01/01/18(c)	6,244
151,679	2.906%, 09/01/33(c)	159,205
103,038	2.921%, 08/01/33(c)	106,847
679,073	2.943%, 08/01/35(c)	714,601
175,139	3.028%, 11/01/36(c)	179,094
66,193	3.082%, 09/01/20(c)	67,365
10,427	3.375%, 05/01/16(c)	10,757
47,290	3.730%, 11/01/20(c)	48,583
4,183	3.799%, 01/01/29(c)	4,410
125,482	3.815%, 06/01/26(c)	131,289
11,170	3.835%, 07/01/20(c)	11,183
2,866,611	4.000%, 08/01/24	2,948,131
11,010	4.303%, 11/01/27(c)	11,280
2,727	4.314%, 04/01/17(c)	2,732
4,205	4.327%, 01/01/19(c)	4,230
1,997	4.350%, 08/01/20(c)	2,075
17,884	4.352%, 04/01/25(c)	18,059
5,589	4.465%, 06/01/25(c)	5,732
2,779	4.605%, 12/01/17(c)	2,788
114,160	4.727%, 01/01/18(c)	117,024
13,328	4.758%, 07/01/17(c)	13,425

1,332	4.810%, 04/01/18(c)	1,366
376	4.826%, 06/01/24(c)	385
6,523	4.909%, 07/01/24(c)	6,669
45,418	5.096%, 04/01/37(c)	48,128
2,035	5.200%, 01/01/25(c)	2,159
120,103	5.537%, 04/01/36(c)	126,518
126,521	5.779%, 04/01/36(c)	134,234
3,283	5.969%, 11/01/23(c)	3,379
29,191	6.101%, 05/01/36(c)	30,352
		19,514,478
	Total Agency Pass-Through Securities (Cost $23,658,555)	23,667,117
ASSET-BACKED SECURITIES: 15.03%
	Brazos Higher Education Authority, Series 2010-1, Class A1
2,960,894	1.185%, 11/25/22(c)	2,957,983
	Capital One Multi-Asset Execution Trust, Series 2008-A8, Class A8
5,000,000	0.285%, 04/15/16(c)	4,975,605
	Chase Issuance Trust, Series 2008-A6
2,813,000	1.455%, 05/15/15(c)	2,873,977
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A3
2,918,531	5.120%, 08/15/38(c)	3,004,453
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4
4,925,000	4.879%, 10/12/13(c)	5,194,781
	MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10
1,500,000	0.315%, 11/16/15(c)	1,495,790
	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
1,794,878	4.960%, 07/12/38	1,814,462
	Northstar Education Finance, Inc., Class A1
2,659,762	0.404%, 10/25/26(c)	2,645,612
	Total Asset-Backed Securities (Cost $25,022,923)	24,962,663

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.08%
Federal National Mortgage Association (FNMA): 5.69%
	FNMA, REMICS
4,919,536	2.750%, 09/15/40	4,777,744
60,000	5.000%, 06/15/30	63,128
4,318,452	5.000%, 07/25/50	4,619,556
		9,460,428

Government National Mortgage Association (GNMA): 5.39%
	GNMA
48,326	1.875%, 06/20/34(c)	49,803
26,816	2.000%, 10/20/29(c)	27,658
97,890	2.000%, 11/20/32(c)	100,963
30,817	2.125%, 11/20/26(c)	31,804
2,568	2.125%, 12/20/28(c)	2,650
49,082	2.625%, 07/20/30(c)	50,694
22,737	2.625%, 08/20/30(c)	23,484
39,286	2.625%, 09/20/32(c)	40,576
52,549	3.250%, 01/20/30(c)	54,693
21,880	3.250%, 03/20/30(c)	22,773
9,994	3.375%, 03/20/28(c)	10,416
57,936	3.500%, 03/20/31(c)	60,470
138,957	4.000%, 07/20/24	145,026
	GNMA, Class A
538,812	2.017%, 11/16/28(c)	542,910
	GNMA, Class UA
2,802,312	4.000%, 07/16/39	2,935,809
	GNMA, Class WJ
4,549,917	4.500%, 08/20/38	4,845,653
		8,945,382
	Total Collateralized Mortgage Obligations (Cost $18,312,803)	18,405,810

CORPORATE BONDS: 27.20%
Consumer, Non-cyclical: 2.64%
	Procter & Gamble Co., Sr. Unsec. Notes
4,500,000	1.800%, 11/15/15	4,392,122
Financials: 24.24%
	Bank of America Corp., Sr. Unsec. Notes
750,000	0.640%, 09/15/14(c)	728,742
	Barclays Bank Plc, Sr. Unsec. Notes
3,000,000	4.250%, 02/09/21(c)	2,935,716
	BNP Paribas, Gtd. Notes
5,000,000	1.203%, 01/10/14(c)	5,034,055
	Citigroup, Inc., Sr. Unsec. Notes
500,000	6.375%, 08/12/14	552,635
	Federal Realty Investment Trust, Sr. Unsec. Notes
500,000	5.400%, 12/01/13	537,411
	Fifth Third Bank, Sr. Unsec. Notes
470,000	0.424%, 05/17/13(c)	462,271

	Goldman Sachs Group, Inc., Sr. Unsec. Notes
5,000,000	0.759%, 03/22/16(c)	4,826,610
	HSBC Finance Corp., Sr. Unsec. Notes
5,000,000	0.741%, 06/01/16(c)	4,801,105
	JP Morgan Chase Bank NA, Sub. Notes
3,200,000	0.640%, 06/13/16(c)	3,110,726
	Lloyds TSB Bank Plc, Sr. Unsec. Notes
3,074,000	2.653%, 01/24/14(c)	3,153,746
	Morgan Stanley, Sr. Unsec. Notes
5,000,000	1.903%, 01/24/14(c)	5,103,270
	National City Bank, Sub. Notes
200,000	0.680%, 06/07/17(c)	188,862
	UBS AG, Stamford CT, Sr. Unsec. Notes
4,000,000	1.304%, 01/28/14(c)	4,039,936
	Wells Fargo Bank NA, Sub. Notes
5,000,000	0.524%, 05/16/16(c)	4,775,480
		40,250,565
Utilities: 0.32%
	Enel Finance International NV, Gtd. Notes
500,000	5.700%, 01/15/13(d)	529,274
	Total Corporate Bonds (Cost $44,760,744)	45,171,961

MUNICIPAL BONDS: 4.64%
	City of Chicago, Revenue Bonds (Midway Airport), Second Lien, Series D-1
1,000,000	3.532%, 01/01/41(c)	991,250
	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A
4,000,000	1.035%, 10/15/12(c)	3,923,759
	Kentucky Asset Liability Commission, General Funding Revenue Bonds
510,000	2.211%, 04/01/13	510,898
2,000,000	2.939%, 04/01/14	2,008,480
	San Francisco City and County, General Obligation Unlimited
250,000	5.000%, 06/15/13	266,018
	Total Municipal Bonds (Cost $7,706,434)	7,700,405

SHORT-TERM SECURITIES: 22.27%
Federal Home Loan Bank (FHLB): 12.04%
	FHLB, Discount Notes
20,000,000	0.000%, due 05/06/11	19,996,791
Federal Home Loan Mortgage Corp (FHLMC): 3.01%
	FHLMC, Discount Notes
5,000,000	0.000%, due 04/25/11	4,999,467
Commerical Paper: 7.22%
	UBS Finance
12,000,000	0.258%, due 04/27/11	11,997,790
	Total Short-Term Securities (Cost $36,994,048)	36,994,048

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.49%
Short-Term Bank Debt Instruments: 1.49%
	Citibank - New York
$2,469,383	0.030%, due 04/01/11	2,469,383
	Total Short-Term Bank Debt Instruments (Cost $2,469,383)	2,469,383
	Total Investments: 96.86% (Cost $160,422,445)	160,868,509
	Net Other Assets and Liabilities: 3.14%	5,219,361	(e)
	Net Assets: 100.00%	$166,087,870

(a)	Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(b)	Represents a step bond. Rate disclosed is as of March 31, 2011.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $529,274, representing 0.32% of net assets.

(e)	Includes cash which is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital Q-GSP Large Cap US Excess Return Index	-	Total Return	01/31/12	6,136,646	$(9,895)
Barclays Capital	Barclays Capital Intelligent Carry Index	85 Bps	Total Return	01/31/12	8,022,588	(16,181)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/26/12	9,750,000	9,533
Barclays Capital	Barclays Capital Q-BES Large Cap US Excess Return Index	-	Total Return	01/31/12	3,955,558	20,143
Barclays Capital	Barclays Capital Q-Voltas US Excess Return Index	-	Total Return	01/31/12	7,803,308	(34,454)
BNP Paribas	BNP GURU US Long/Short Excess Return Index	75 Bps	Total Return	12/31/11	4,162,807	34,811
BNP Paribas	BNP S&P 500 Total Return	1-month LIBOR plus 14 Bps	Total Return	01/31/14	91,669,605	1,123,587
BNP Paribas	BNP S&P 500 Total Return	1-month LIBOR plus 14 Bps	Total Return	01/31/14	29,819,355	365,494
BNP Paribas	BNP S&P 500 Total Return	1-month LIBOR plus 14 Bps	Total Return	01/31/14	34,993,745	428,916
BNP Paribas	BNP S&P 500 Total Return	1-month LIBOR plus 14 Bps	Total Return	01/31/14	6,930,638	84,948
BNP Paribas	BNP S&P 500 Total Return	1-month LIBOR plus 14 Bps	Total Return	01/31/14	591,180	7,246
					203,835,430	$2,014,148

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

REMICS - Real Estate Mortgage Investment Conduits

Sub. - Subordinated

Sr. - Senior

Unsec. - Unsecured

Forward Emerging Markets Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 80.54%
Argentina: 0.46%
14,556	YPF Sociedad Anonima, Sponsored ADR	$648,324
Brazil: 8.79%
84,900	Aliansce Shopping Centers SA	694,218
81,412	Banco do Brasil SA	1,468,523
600	Brasil Insurance Participacoes e Administracao SA(a)	661,501
124,648	Brookfield Incorporacoes SA	644,369
18,900	Centrais Eletricas Brasileiras SA, Class B	358,054
38,458	Cia Hering	702,192
140,986	Companhia Vale do Rio Doce	4,095,774
37,000	Drogasil SA	292,120
41,626	OGX Petroleo e Gas Participacoes SA(a)	498,956
152,127	PDG Realty SA Empreendimentos e Participacoes	846,055
42,408	Petroleo Brasileiro SA, ADR	1,714,556
19,000	Totvs SA	363,091
		12,339,409
Chile: 0.54%
407,792	Empresa Nacional de Electricidad SA	755,574
China: 18.20%
544,000	Agile Property Holdings, Ltd.	857,414
2,291,000	Agricultural Bank of China, Class H(a)	1,298,868
148,000	Anhui Conch Cement Co., Ltd., Class H	925,648
4,250,600	Bank of China, Ltd., Class H	2,366,135
653,500	BBMG Corp., Class H	1,066,966
4,173,210	China Construction Bank Corp.	3,911,103
1,364,000	China Gas Holdings, Ltd.	669,852
241,300	China Mobile, Ltd.	2,222,670
177,000	China Shenhua Energy Co., Ltd., Class H	833,966
398,000	China Unicom, Ltd.	661,069
350,000	Citic Pacific, Ltd.	971,904
920,000	CNOOC, Ltd.	2,318,171
561,000	Comba Telecom Systems Holdings, Ltd.(b)	657,026
312,000	COSCO Pacific, Ltd.	590,424
1,605,967	Lenovo Group, Ltd.	914,622

1,364,000	PetroChina Co., Ltd., Class H	2,065,670
265,000	Shanghai Industrial Holdings, Ltd.	1,015,227
19,800	Tencent Holdings, Ltd.	482,365
961,000	Want Want China Holdings, Ltd.	754,859
270,000	Yanzhou Coal Mining Co., Ltd., Class H	982,317
		25,566,276
Hong Kong: 0.90%
230,400	AIA Group, Ltd.(a)	709,397
132,000	China Resources Cement Holdings, Ltd.(a)	130,837
350,000	Nine Dragons Paper Holdings, Ltd.	419,358
		1,259,592
Hungary: 0.21%
2,296	MOL Hungarian Oil and Gas Plc(a)	293,505
India: 4.11%
38,396	ICICI Bank, Ltd., Sponsored ADR	1,913,272
19,417	Infosys Technologies, Ltd., Sponsored ADR	1,392,199
16,732	Larsen & Toubro Ltd., GDR(c)	623,100
30,524	Reliance Industries, Ltd., Sponsored GDR(d)	1,447,448
3,037	State Bank of India, GDR(c)	391,773
		5,767,792
Indonesia: 3.36%
1,099,500	Harum Energy Tbk PT(a)	1,130,121
112,347	Indo Tambangraya Megah PT	596,087
782,585	PT Bank Mandiri Tbk	611,149
3,590,500	PT Borneo Lumbung Energi & Metal Tbk(a)	680,370
11,627,700	PT Bumi Serpong Damai Tbk	1,121,707
551,812	PT Semen Gresik Persero Tbk	576,686
		4,716,120
Kazakhstan: 0.47%
29,280	Kazakhmys Plc	654,779
Malaysia: 2.78%
549,600	Axiata Group Bhd(a)	869,198
316,200	CIMB Group Holdings Bhd	856,075
213,200	Genting Bhd	777,129
500,600	Media Prima Bhd	424,777
284,200	Petronas Chemicals Group Bhd(a)	679,359
102,800	RHB Capital Bhd	291,217
		3,897,755

Mexico: 2.81%
34,704	Cemex SAB de CV, Sponsored ADR(a)	309,905
115,600	Empresas ICA SAB de CV(a)	262,991
335,100	Grupo Mexico SAB de CV, Series B	1,256,507
232,500	Urbi Desarrollos Urbanos SAB de CV(a)	540,473
524,100	Wal-Mart de Mexico SAB de CV, Series V	1,573,033
		3,942,909
Philippines: 0.31%
5,762,067	Metro Pacific Investments Corp.	432,819
Poland: 0.72%
65,956	Powszechna Kasa Oszczednosci Bank Polski SA	1,015,029
Russia: 6.98%
18,000	CTC Media, Inc.	424,260
1,945,005	IDGC Holding JSC(a)	329,678
14,831	LUKOIL, Sponsored ADR	1,062,641
20,771	Magnit OJSC, Sponsored GDR(c)	629,569
1,605	Mining and Metallurgical Company Norilsk Nickel JSC	422,918
36,454	Mining and Metallurgical Company Norilsk Nickel JSC, ADR	963,843
5,076	NovaTek OAO, Sponsored GDR(c)	705,564
96,237	OAO Gazprom, Sponsored ADR	3,115,192
9,389	OAO LUKOIL	666,619
45,504	Raspadskaya OJSC(a)	305,787
139,391	Sberbank of Russia	523,831
22,616	Sistema JSFC, Sponsored GDR(c)	658,126
		9,808,028
South Africa: 4.59%
41,608	AngloGold Ashanti, Ltd., Sponsored ADR	1,995,105
12,360	Kumba Iron Ore, Ltd.	873,330
94,371	MTN Group, Ltd.	1,905,136
28,842	Sasol, Ltd.	1,669,084
		6,442,655
South Korea: 13.82%
7,977	Daelim Industrial Co., Ltd.	778,102
7,560	Hana Financial Group, Inc.	327,018
20,030	Hynix Semiconductor, Inc.	571,529
9,965	Hyundai Engineering & Construction Co., Ltd.	719,475
3,100	Hyundai Motor Co.	573,682
4,941	KB Financial Group, Inc.	258,998
23,901	Kia Motors Corp.	1,503,413
20,010	Korea Electric Power Corp.(a)	490,696
2,474	LG Chem, Ltd.	1,037,458
29,900	LG Display Co., Ltd.	937,654
13,128	LG Electronics, Inc.	1,256,612

5,771	Mando Corp.	912,775
1,242	POSCO	571,776
5,562	Samsung Electronics Co., Ltd.	4,725,635
27,050	Samsung Heavy Industries Co., Ltd.	983,906
7,912	Samsung Life Insurance Co., Ltd.(a)	742,911
26,140	Shinhan Financial Group Co., Ltd.	1,187,910
3,244	Shinsegae Co., Ltd.	771,853
2,083	SK Holdings Co., Ltd.	313,319
3,918	SK Innovation Co., Ltd.	753,633
		19,418,355
Taiwan: 8.95%
856,000	AU Optronics Corp.(a)	748,107
210,000	Chipbond Technology Corp.(a)	306,004
192,200	Chunghwa Telecom Co., Ltd.	598,695
875,920	Far Eastern Textile, Ltd.	1,353,802
291,000	First Financial Holding Co., Ltd.	249,373
98,000	Formosa Chemicals & Fibre Corp.	371,585
388,000	Formosa Plastics Corp.	1,365,616
656,049	Fubon Financial Holding Co., Ltd.	871,192
452,360	Hon Hai Precision Industry Co., Ltd.	1,584,448
17,000	HTC Corp.	664,819
154,678	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,883,978
405,000	Unimicron Technology Corp.	688,623
459,236	Wistron Corp.	727,744
1,622,000	Yuanta Financial Holding Co., Ltd.	1,166,589
		12,580,575
Thailand: 1.92%
187,900	Bangkok Bank Pcl, Non-Voting Depository Receipt	1,068,566
137,700	Kasikornbank Public Co., Ltd.	598,696
87,800	PTT Public Co., Ltd.	1,027,648
		2,694,910
Turkey: 0.62%
14,518	BIM Birlesik Magazalar AS	488,932
151,118	Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	377,783
		866,715
	Total Common Stocks (Cost $83,491,738)	113,101,121

INVESTMENT HOLDING COMPANIES: 0.04%
Vietnam: 0.04%
26,000	Vietnam Resource Investments Holdings, Ltd.(a)	53,950
	Total Investment Holding Companies (Cost $262,600)	53,950

LOAN PARTICIPATION NOTES: 0.88%
India: 0.88%
164,125	Infrastructure Development Finance Co., Ltd., (Loan Participation Notes issued by UBS AG-London), expiring 11/13/12(a)	568,981
48,173	Tata Iron & Steel Co., Ltd. (Loan Participation Notes issued by UBS AG - London), expiring 01/11/13(a)	672,175
	Total Loan Participation Notes (Cost $1,208,739)	1,241,156

PREFERRED STOCKS: 6.53%
Brazil: 5.31%
42,249	Itau Unibanco Holding SA, ADR, Preferred Shares(a)(d)(e)	1,016,088
8,500	Itau Unibanco Holding SA, Preferred Shares	201,795
62,623	Itau Unibanco Holding SA, Sponsored ADR, Preferred Shares	1,506,083
94,339	Petroleo Brasileiro SA, Sponsored ADR, Preferred Shares	3,352,808
46,658	Vale SA, Sponsored ADR, Preferred Shares	1,377,344
		7,454,118
Russia: 1.22%
645,387	Sberbank, Preferred Shares	1,710,276
	Total Preferred Stocks (Cost $6,611,003)	9,164,394

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 8.53%
	CitiBank-New York
$11,972,649	0.030%, due 04/01/11	11,972,649
	Total Short-Term Bank Debt Instruments (Cost $11,972,649)	11,972,649
	Total Investments: 96.52%
	(excluding investments purchased with cash collateral from securities loaned) (Cost $103,546,729)	135,533,270

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.19%
270,000	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(f)	270,000
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $270,000)	270,000
	Total Investments: 96.71% (Cost $103,816,729)	135,803,270
	Net Other Assets and Liabilities: 3.29%	4,614,481
	Net Assets: 100.00%	$140,417,751

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $3,008,132 representing 2.14% of net assets.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,463,536, representing 1.75% of net assets.

(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At March 31, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini MSCI Emerging Markets Index Future	Long	226	06/20/11	$13,199,530	$753,145
				$13,199,530	$753,145

Investment Abbreviations:

ADR-American Depositary Receipt.

GDR-Global Depositary Receipt.

MSCI-Morgan Stanley Capital International

Forward Focus Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.29%
Consumer Discretionary: 14.33%
7,600	Cash America International, Inc.	$349,980
13,500	GameStop Corp., Class A(a)	304,020
8,900	Steiner Leisure, Ltd.(a)	411,714
7,400	Tiffany & Co.	454,656
15,322	Weyco Group, Inc.	374,776
		1,895,146
Consumer Staples: 4.07%
9,400	McCormick & Co., Inc.	449,602
8,500	Rocky Mountain Chocolate Factory, Inc.	88,315
		537,917
Energy: 4.13%
13,450	World Fuel Services Corp.	546,205
Financials: 9.66%
30,000	American Equity Investment Life Holding Co.	393,600
6,900	City National Corp.	393,645
1,000	First of Long Island Corp.	27,750
12,100	Raymond James Financial, Inc.	462,704
		1,277,699
Health Care: 13.73%
16,745	Bio-Reference Labs, Inc.(a)	375,758
2,305	Quality Systems, Inc.	192,099
5,930	Techne Corp.	424,588
6,500	Teleflex, Inc.	376,870
6,600	Varian Medical Systems, Inc.(a)	446,424
		1,815,739
Industrials: 24.29%
9,175	Advisory Board Co.(a)	472,513
4,465	American Science & Engineering, Inc.	412,387
32,900	Houston Wire & Cable Co.	480,998
20,200	John Bean Technologies Corp.	388,446
5,525	Nordson Corp.	635,706

13,400	Robert Half International, Inc.	410,040
3,000	W.W. Grainger, Inc.	413,040
		3,213,130
Information Technology: 9.90%
6,000	Anixter International, Inc.	419,340
17,800	Broadridge Financial Solutions, Inc.	403,882
9,850	MICROS Systems, Inc.(a)	486,886
		1,310,108
Materials: 14.18%
7,700	Albemarle Corp.	460,229
13,700	Bemis Co., Inc.	449,497
5,582	Martin Marietta Materials, Inc.	500,538
8,050	Scotts Miracle-Gro Co., Class A	465,692
		1,875,956
	Total Common Stocks (Cost $10,659,932)	12,471,900

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 6.40%
	Citibank - New York
$846,684	0.030%, due 04/01/11	846,684
	Total Short - Term Bank Debt Instruments (Cost $846,684)	846,684
	Total Investments: 100.69% (Cost $11,506,616)	13,318,584
	Net Other Assets and Liabilities: (0.69)%	(91,416)
	Net Assets: 100.00%	$13,227,168

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Frontier MarketStrat Fund(a)

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 11.35%
Commercial Banks: 4.56%
36,094	Banco Macro SA, ADR	$1,444,843
62,000	Banque Audi sal- Audi Saradar Group, GDR	459,110
41,051	BBVA Banco Frances SA, ADR	450,329
37,800	BLOM Bank SAL, GDR	361,557
71,900	Grupo Financiero Galicia SA, ADR(b)	893,717
75,525	Halyk Savings Bank of Kazakhstan JSC, GDR(b)	760,537
25,800	Kazkommertsbank, GDR(b)	173,376
		4,543,469
Diversified Telecommunication Services: 1.99%
79,850	Telecom Argentina SA, ADR	1,980,280
Oil, Gas & Consumable Fuels: 3.39%
117,300	KazMunaiGas Exploration Production, GDR	2,639,250
33,290	Petrobras Energia SA, ADR	735,376
		3,374,626
Real Estate: 1.41%
75,700	SOLIDERE, GDR	1,401,207
	Total Common Stocks (Cost $8,932,906)	11,299,582
EXCHANGE-TRADED PRODUCTS: 2.59%
108,631	Market Vectors Vietnam ETF	2,577,814
	Total Exchange-Traded Products (Cost $2,709,401)	2,577,814

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 10.30%
Federal Home Loan Mortgage Corp (FHLMC): 3.86%
	FHLMC
691,529	1.006%, 02/01/30(c)	697,231
612,844	1.023%, 03/01/30(c)	620,973
518,053	1.131%, 04/01/30(c)	524,828
121,851	2.321%, 08/01/19(c)	126,730
52,823	2.460%, 09/01/28(c)	55,409
177,158	2.510%, 06/01/37(c)	178,793
29,535	2.554%, 07/01/31(c)	31,236
24,276	2.625%, 04/01/33(c)	25,013
56,226	2.625%, 03/01/22(c)	56,565
79,011	2.643%, 01/01/37(c)	83,653
6,610	2.786%, 07/01/29(c)	6,935
114,621	2.787%, 05/01/33(c)	120,812
33,875	2.829%, 01/01/36(c)	35,225
13,674	2.875%, 08/01/31(c)	14,289
5,550	3.166%, 03/01/18(c)	5,597
354,174	3.630%, 02/01/37(c)	355,426
13,511	3.655%, 12/01/18(c)	13,627
24,159	4.118%, 03/01/36(c)	25,368
61,597	4.156%, 02/01/34(c)	64,478
85,146	5.248%, 12/01/36(c)	89,339
310,484	5.315%, 06/01/36(c)	313,148
155,287	6.313%, 05/01/37(c)	156,379
225,655	6.688%, 11/01/19(c)	237,068
		3,838,122
Federal National Mortgage Association (FNMA): 5.05%
	FNMA
132,120	1.718%, 06/01/40(c)	134,424
1,079,987	1.920%, 01/01/34(c)	1,109,900
183,066	2.017%, 12/01/33(c)	190,681
57,356	2.180%, 03/01/18(c)	58,145
1,411,511	2.351%, 03/01/36(c)	1,464,338
81,503	2.395%, 11/01/33(c)	85,452
187,609	2.445%, 03/01/35(c)	188,974
85,115	2.458%, 01/01/35(c)	89,057
46,814	2.460%, 05/01/25(c)	47,143
54,937	2.508%, 06/01/32(c)	57,954
26,086	2.546%, 11/01/29(c)	27,386
100,651	2.565%, 06/01/34(c)	101,681

143,990	2.594%, 10/01/33(c)	151,200
18,825	2.619%, 09/01/33(c)	19,916
468,010	2.642%, 05/01/34(c)	492,233
29,946	2.657%, 10/01/34(c)	31,490
18,671	2.758%, 05/01/18(c)	18,856
82,350	2.895%, 03/01/36(c)	83,615
160,420	2.914%, 10/01/34(c)	169,201
8,822	4.011%, 03/01/15(c)	8,666
32,429	4.172%, 06/01/34(c)	33,999
216,934	4.211%, 06/01/34(c)	225,609
162,739	4.267%, 08/01/34(c)	170,268
8,285	5.928%, 02/01/37(c)	8,793
52,983	6.101%, 05/01/36(c)	55,090
		5,024,071
Government National Mortgage Association (GNMA): 1.39%
	GNMA
378,331	2.000%, 05/20/34(c)	390,208
155,134	2.375%, 01/20/37(c)	160,399
172,609	4.000%, 11/20/36(c)	180,387
633,191	4.253%, 10/16/30	660,791
		1,391,785
	Total Agency Pass-Through Securities (Cost $10,247,350)	10,253,978
ASSET-BACKED SECURITIES: 7.90%
	Asset Securitization Corp., Class A4
700,000	6.420%, 02/14/43(c)	747,214
	Brazos Higher Education Authority, Inc., Series 2005-2, Class A9
1,173,250	0.408%, 12/26/17(c)	1,167,917
	Citibank Omni Master Trust, Class A8
2,319,000	2.355%, 05/16/16(c)(d)	2,354,685
	JP Morgan Chase Commercial Mortgage Securities Corp., Class A3S
1,500,000	5.317%, 04/15/13	1,526,096
	Merrill Lynch Mortgage Trust, Class A2
2,046,161	4.960%, 07/12/38	2,068,486
	Total Asset-Backed Securities (Cost $7,917,350)	7,864,398

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.02%
Federal National Mortgage Association (FNMA): 1.02%
	FNMA, REMICS
950,060	5.000%, 07/25/50	1,016,303
	Total Collateralized Mortgage Obligations (Cost $1,004,976)	1,016,303
CORPORATE BONDS: 29.08%
Financial: 24.26%
	American International Group, Inc., Sr. Unsec. Notes
750,000	0.409%, 03/20/12(c)	743,878
	Bear Stearns Cos. LLC., Sr. Unsec. Notes
3,000,000	0.703%, 11/21/16	2,959,788
	Citigroup, Inc., Sr. Unsec. Notes
1,000,000	1.235%, 04/01/14(c)	1,001,466
1,500,000	6.375%, 08/12/14	1,657,904
	Federal Realty Investment Trust, Sr. Unsec. Notes
3,000,000	5.400%, 12/01/13	3,224,466
	Fifth Third Bank, Sr. Unsec. Notes
690,000	0.424%, 05/17/13(c)	678,654
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
3,500,000	0.759%, 03/22/16(c)	3,378,627
	ING Bank NV, Sr. Notes
1,500,000	1.623%, 10/18/13(c)(d)	1,507,449
	Merrill Lynch & Co. Inc., Notes
1,450,000	0.763%, 01/15/15(c)	1,404,219
	MetLife Institutional Funding II, Sec. Notes
650,000	1.201%, 04/04/14(c)(d)	653,228
	Morgan Stanley, Sr. Unsec. Notes
3,500,000	1.903%, 01/24/14(c)	3,572,289
	Wachovia Corp., Sr. Unsec. Notes
3,500,000	0.580%, 06/15/17(c)	3,362,384
		24,144,352
Health Care: 0.31%
	Quest Diagnostics, Inc., Gtd. Notes
300,000	1.159%, 03/24/14(c)	301,142
Technology: 1.31%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	0.907%, 04/01/14(c)	1,303,077

Utilities: 3.20%
	Enel Finance International NV, Gtd. Notes
3,000,000	5.700%, 01/15/13(d)	3,175,644
	Total Corporate Bonds (Cost $28,882,458)	28,924,215
U.S. TREASURY BONDS & NOTES: 4.91%
	U.S. Treasury Notes
4,750,000	2.375%, 09/30/14(e)	4,882,853
	Total U.S. Treasury Bonds & Notes (Cost $4,751,313)	4,882,853
Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 34.22%
$34,053,911	Citibank - New York 0.030%, due 04/01/11	34,053,911
	Total Short - Term Bank Debt Instruments (Cost $34,053,911)	34,053,911
	Total Investments: 101.37% (Cost $98,499,665)	100,873,054
	Net Other Assets and Liabilities: (1.37)%	(1,359,499)
	Net Assets: 100.00%	$99,513,555

(a)	Effective May 1, 2011, the Forward Frontier MarketStrat Fund changed its name to the Forward Frontier Strategy Fund.

(b)	Non-income producing security.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,691,006, representing 7.73% of net assets.

(e)	Security, or portion of security, is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Bulgaria Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	308,784	$1,494
Barclays Capital	MSCI Croatia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	3,316,050	36,205
Barclays Capital	MSCI Estonia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	598,190	1,561
Barclays Capital	MSCI Jordan Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	1,042,901	(7,353)
Barclays Capital	MSCI Lithuania Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	410,121	(346)
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 50 Bps	Total Return	05/26/11	57,050,497	(361,034)
Barclays Capital	MSCI Romania Index	1-month LIBOR plus 50 Bps	Total Return	03/31/12	1,109,281	(15,366)
Barclays Capital	MSCI Slovenia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	3,070,399	(23,939)
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	10/27/11	11,218,843	178,548
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	11/02/11	4,881,251	129,085
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	01/04/12	2,356,532	50,944
					85,362,849	$(10,201)

Investment Abbreviations:

ADR - American Depositary Receipt

Bps - Basis Points

ETF - Exchange-Traded Fund

FEDEF-1D - Federal Funds Effective Rate (Daily)

GCC - Gulf Cooperation Council

GDR - Global Depositary Receipt

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

REMICS - Real Estate Mortgage Investment Conduits

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Forward Global Infrastructure Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 92.80%
Australia: 6.51%
375,000	BlueScope Steel, Ltd.	$766,066
107,500	Boart Longyear Group	520,382
760,000	MAP Group	2,389,764
625,000	Transurban Group	3,471,540
13,500	UGL, Ltd.	219,091
		7,366,843
Bermuda: 0.37%
20,000	Ship Finance International, Ltd.	414,600
Brazil: 5.79%
82,500	BM&F BOVESPA SA	598,796
70,500	Companhia de Concessoes Rodoviarias	2,058,454
45,000	Companhia de Saneamento de Minas Gerais	755,214
100,000	Companhia Energetica de Minas Gerais, Sponsored ADR	1,927,000
150,000	Ecorodovias Infraestrutura e Logistica SA	1,210,915
		6,550,379
Canada: 5.87%
6,000	Agrium, Inc.	553,560
44,000	Enbridge, Inc.	2,696,730
83,500	TransCanada Corp.	3,385,648
		6,635,938
Chile: 0.55%
30,000	Enersis SA, Sponsored ADR	624,600
China: 5.22%
1,175,000	Anhui Expressway Co., Ltd., Class H	941,082
176,000	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(a)	451,169
40,000	China Mobile, Ltd.	368,449
1,750,000	Dalian Port (PDA) Co., Ltd.	699,681
1,750,000	Era Holdings Global, Ltd.(a)	146,235
1,600,000	Huadian Power International Co., Class H	324,996
500,000	Jiangsu Expressway Co., Ltd.	560,516

1,300,000	Shenzhen Expressway Co., Ltd., Class H	852,344
1,835,000	Sichuan Expressway Co., Ltd.	1,191,321
401,000	Zhejiang Expressway Co., Ltd.	364,988
		5,900,781
France: 11.41%
18,000	Aeroports de Paris	1,658,116
60,000	Electricite de France SA	2,484,623
45,000	GDF Suez	1,833,494
152,500	Groupe Eurotunnel SA	1,622,428
75,000	Suez Environnement Co.	1,551,827
60,000	Vinci SA	3,749,469
		12,899,957
Germany: 4.58%
45,000	E.ON AG	1,381,338
37,000	Fraport AG Frankfurt Airport Services Worldwide	2,700,987
8,000	Siemens AG	1,096,794
		5,179,119
Greece: 0.19%
14,000	Crude Carriers Corp.	211,540
Hong Kong: 6.94%
500,000	China Merchants Holdings International Co., Ltd.	2,111,576
1,250,000	China Power International Development, Ltd.	266,759
2,700,000	China Water Affairs Group, Ltd.	1,027,441
825,000	COSCO Pacific, Ltd.	1,561,216
600,000	First Pacific Co., Ltd.	536,861
2,500,000	Guangdong Investment, Ltd.	1,263,089
640,000	Noble Group, Ltd.	1,086,553
		7,853,495
Indonesia: 0.34%
2,275,000	PT AKR Corporindo Tbk	384,065
Italy: 5.27%
225,000	Atlantia SpA	5,156,104
48,200	Danieli & C. Officine Meccaniche SpA	800,578
		5,956,682
Japan: 5.90%
14,000	East Japan Railway Co.	778,432
8,600	Hitachi Ltd., ADR	444,018
100	INPEX CORP.	758,596
137,000	Kamigumi Co., Ltd.	1,171,039

27,900	Komatsu, Ltd.	947,554
15,500	Kurita Water Industries, Ltd.	458,217
54,000	Mitsubishi Heavy Industries, Ltd.	247,992
70,000	Mitsui & Co., Ltd.	1,254,749
160	West Japan Railway Co.	617,456
		6,678,053
Mexico: 0.65%
12,500	Grupo Aeroportuario del Sureste SAB de CV, ADR	734,625
Netherlands: 2.79%
6,000	Chicago Bridge & Iron Co., NV	243,960
44,000	Koninklijke Vopak NV	2,117,004
27,500	SBM Offshore NV	798,163
		3,159,127
Russia: 0.19%
10,000	Mobile Telesystems, Sponsored ADR	212,300
Singapore: 1.94%
800,000	CSE Global, Ltd.	799,682
791,000	Hutchison Port Holdings Trust(a)	783,090
62,200	Keppel Corp., Ltd.	606,950
		2,189,722
South Korea: 0.95%
5,000	KEPCO Engineering & Construction Co., Inc.	334,108
21,500	Korea Electric Power Corp., Sponsored ADR(a)	263,160
2,500	Samsung Engineering Co., Ltd.	476,321
		1,073,589
Spain: 1.15%
60,000	Abertis Infraestructuras SA	1,303,534
Switzerland: 1.64%
32,500	ABB, Ltd.(a)	780,566
1,900	Flughafen Zuerich AG	791,236
7,500	Foster Wheeler AG(a)	282,150
		1,853,952
United Kingdom: 4.93%
475,000	Centrica Plc	2,478,784
180,000	National Grid Plc	1,715,221
68,500	Scottish & Southern Energy Plc	1,385,692
		5,579,697

United States: 19.62%
24,500	Aecom Technology Corp.(a)	679,385
14,500	American Tower Corp., Class A(a)	751,390
19,000	Cameron International Corp.(a)	1,084,900
10,000	CF Industries Holdings, Inc.	1,367,900
15,000	Ciena Corp.(a)	389,400
7,000	Crown Castle International Corp.(a)	297,850
5,500	Diamond Offshore Drilling, Inc.	427,350
50,000	El Paso Corp.	900,000
15,000	Energy Transfer Partners, LP	776,400
8,000	Entergy Corp.	537,680
16,000	Fabrinet(a)	322,560
9,700	Finisar Corp.(a)	238,620
140,000	Kinder Morgan, Inc.(a)	4,149,600
450,000	Level 3 Communications, Inc.(a)	661,500
10,000	McDermott International, Inc.(a)	253,900
6,000	Murphy Oil Corp.	440,520
11,500	Overseas Shipholding Group, Inc.	369,610
12,000	PG & E Corp.	530,160
7,500	SBA Communications Corp., Class A(a)	297,600
25,000	Southern Union Co.	715,500
10,000	Southwestern Energy Co.(a)	429,700
75,000	Spectra Energy Corp.	2,038,500
145,000	Williams Cos., Inc.	4,521,101
		22,181,126
	Total Common Stocks (Cost $90,918,004)	104,943,724
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 11.31%
$12,791,662	Citibank - New York 0.030%, due 04/01/11	12,791,662
	Total Short-Term Bank Debt Instruments (Cost $12,791,662)	12,791,662
	Total Investments: 104.11% (Cost $103,709,666)	117,735,386
	Net Other Assets and Liabilities: (4.11)%	(4,643,433)
	Net Assets: 100.00%	$113,091,953

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

Forward Growth Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.05%
Consumer Discretionary: 16.82%
36,179	BJ’s Restaurants, Inc.(a)	$1,422,920
130,480	Bluegreen Corp.(a)	536,273
65,571	Body Central Corp.(a)	1,523,214
15,806	Bravo Brio Restaurant Group, Inc.(a)	279,608
101,851	Cost Plus, Inc.(a)	1,000,177
82,081	Crocs, Inc.(a)	1,464,325
47,310	Finish Line, Inc., Class A	939,103
31,784	G-III Apparel Group, Ltd.(a)	1,194,443
25,525	GSI Commerce, Inc.(a)	747,117
45,114	Hibbett Sports, Inc.(a)	1,615,532
26,862	Monro Muffler Brake, Inc.	885,909
103,123	Shuffle Master, Inc.(a)	1,101,354
85,971	Texas Roadhouse, Inc., Class A	1,460,647
33,821	Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,627,805
67,624	ValueVision Media, Inc., Class A(a)	430,089
27,989	Vitamin Shoppe, Inc.(a)	946,868
26,067	Warnaco Group, Inc.(a)	1,490,772
36,610	WESCO International, Inc.(a)	2,288,125
147,727	Wet Seal, Inc., Class A(a)	632,271
		21,586,552
Consumer Staples: 1.48%
26,538	Diamond Foods, Inc.	1,480,820
11,331	Fresh Market, Inc.(a)	427,632
		1,908,452
Energy: 5.98%
29,717	Gevo, Inc.(a)	585,425
52,050	Gulfport Energy Corp.(a)	1,881,608
175,834	Kodiak Oil & Gas Corp.(a)	1,178,088
94,070	Magnum Hunter Resources Corp.(a)	806,180
50,642	RPC, Inc.(b)	1,282,255
26,463	Whiting Petroleum Corp.(a)	1,943,707
		7,677,263

Financial Services: 5.35%
19,545	Bank of The Ozarks, Inc.	854,312
38,597	DuPont Fabros Technology, Inc.(b)	935,977
12,780	IBERIABANK Corp.	768,462
12,085	Signature Bank(a)	681,594
15,290	Stifel Financial Corp.(a)	1,097,669
54,280	Summit Hotel Properties, Inc.(a)	539,543
53,300	Texas Capital Bancshares, Inc.(a)	1,385,267
49,662	Walker & Dunlop, Inc.(a)	603,393
		6,866,217
Health Care: 13.31%
77,619	BioMimetic Therapeutics, Inc.(a)	1,017,585
63,846	Bio-Reference Laboratories, Inc.(a)	1,432,704
16,677	Catalyst Health Solutions, Inc.(a)	932,745
22,801	ePocrates, Inc.(a)(b)	451,460
25,030	HealthSouth Corp.(a)	625,249
18,602	Jazz Pharmaceuticals, Inc.(a)	592,474
25,248	Masimo Corp.	835,709
35,214	Molina Healthcare, Inc.(a)	1,408,560
40,429	MWI Veterinary Supply, Inc.(a)	3,261,812
51,786	Natus Medical, Inc.(a)	870,005
37,357	Palomar Medical Technologies, Inc.(a)	554,751
28,724	PAREXEL International Corp.(a)	715,228
14,272	Pharmasset, Inc.(a)	1,123,349
9,980	Quality Systems, Inc.	831,733
14,998	Regeneron Pharmaceuticals, Inc.(a)	674,010
20,011	Salix Pharmaceuticals, Ltd.(a)	700,985
4,698	Sequenom, Inc.(a)	29,738
40,165	Volcano Corp.(a)	1,028,224
		17,086,321
Materials & Processing: 5.93%
40,868	Allied Nevada Gold Corp.(a)	1,449,997
66,024	Horsehead Holding Corp.(a)	1,125,709
44,586	Kraton Performance Polymers, Inc.(a)	1,705,415
8,182	NewMarket Corp.	1,294,556
19,920	Schweitzer-Mauduit International, Inc.	1,008,151
44,670	Stillwater Mining Co.(a)	1,024,283
		7,608,111
Producer Durables: 14.73%
42,043	Actuant Corp., Class A	1,219,247
74,333	Air Transport Services Group, Inc.(a)	628,114
53,465	Dice Holdings, Inc.(a)	807,856
22,454	Esterline Technologies Corp.(a)	1,587,947

37,963	ExlService Holdings, Inc.(a)	802,918
58,720	FARO Technologies, Inc.(a)	2,348,800
26,378	Graham Corp.	631,489
19,573	Hub Group, Inc., Class A(a)	708,347
82,950	Kforce, Inc.(a)	1,517,985
15,672	Middleby Corp.(a)	1,460,944
6,699	Nordson Corp.	770,787
17,582	Raven Industries, Inc.	1,079,886
15,794	Robbins & Myers, Inc.	726,366
32,659	Rush Enterprises, Inc., Class A(a)	646,648
17,688	Triumph Group, Inc.	1,564,504
47,073	Tutor Perini Corp.	1,146,698
109,390	Wabash National Corp.(a)	1,266,736
		18,915,272
Technology: 35.45%(c)
45,610	3D Systems Corp.(a)	2,214,366
27,071	AboveNet, Inc.	1,755,825
26,003	Acme Packet, Inc.(a)	1,845,173
17,890	ADTRAN, Inc.	759,609
60,220	Aruba Networks, Inc.(a)	2,037,845
39,769	Cavium Networks, Inc.(a)	1,786,821
116,946	DemandTec, Inc.(a)	1,539,009
32,346	Ebix, Inc.(a)(b)	764,983
37,260	Fortinet, Inc.(a)	1,639,440
42,550	II-VI, Inc.(a)	2,116,863
37,005	Inphi Corp.(a)	777,475
24,176	InterDigital, Inc.	1,153,437
25,510	IntraLinks Holdings, Inc.(a)	682,137
57,092	IPG Photonics Corp.(a)	3,293,067
12,223	Ixia, Inc.(a)	194,101
9,746	LogMeIn, Inc.(a)	410,891
50,147	Microsemi Corp.(a)	1,038,544
44,048	MIPS Technologies, Inc.(a)	462,064
29,133	NeoPhotonics Corp.(a)	329,494
34,846	NetLogic Microsystems, Inc.(a)	1,464,229
40,331	QLIK Technologies, Inc.(a)	1,048,606
44,850	Rackspace Hosting, Inc.(a)	1,921,823
42,672	Riverbed Technology, Inc.(a)	1,606,601
24,307	Rovi Corp.(a)	1,304,071
59,585	Rudolph Technologies, Inc.(a)	651,860
136,304	ShoreTel, Inc.(a)	1,121,782
32,163	Sourcefire, Inc.(a)	884,804
46,351	SuccessFactors, Inc.(a)	1,811,861
106,271	Support.com, Inc.(a)	551,546
18,710	Synchronoss Technologies, Inc.(a)	650,173

22,502	Taleo Corp., Class A(a)	802,196
67,289	TIBCO Software, Inc.(a)	1,833,625
34,223	Ultimate Software Group, Inc.(a)	2,010,601
74,068	Ultra Clean Holdings(a)	765,863
14,774	Universal Display Corp.(a)	813,161
13,500	VeriFone Systems, Inc.(a)	741,825
17,918	Viasat, Inc.(a)	713,853
		45,499,624
	Total Common Stocks (Cost $80,256,976)	127,147,812
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.69%
$ 2,165,556	Bank of America-Charlotte 0.030%, due 04/01/11	2,165,556
	Total Short-Term Bank Debt Instruments (Cost $2,165,556)	2,165,556
	Total Investments: 100.74%
	(excluding investments purchased with cash collateral from securities loaned) (Cost $82,422,532)	129,313,368

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.64%
3,382,570	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(d)	3,382,570
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $3,382,570)	3,382,570
	Total Investments: 103.38% (Cost $85,805,102)	132,695,938
	Net Other Assets and Liabilities: (3.38)%	(4,338,763)
	Net Assets: 100.00%	$128,357,175

(a)	Non-income producing security.

(b)	Security, or portion of security, is currently on loan.

(c)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Forward High Yield Bond Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
CORPORATE BONDS: 97.25%
Basic Materials: 4.31%
	FMG Resources August 2006, Ltd., Sr. Notes
$1,750,000	6.375%, 02/01/16(a)	$1,771,875
	Hexion Specialty Chemicals, Inc., Sr. Unsec. Notes
1,293,000	8.375%, 04/15/16	1,208,955
	Rhodia SA, Sr. Notes
1,500,000	6.875%, 09/15/20(a)	1,535,625
	Vertellus Specialties, Inc., Sr. Sec. Notes
1,750,000	9.375%, 10/01/15(a)	1,876,875
		6,393,330
Communications: 10.56%
	Bresnan Broadband Holdings Llc, Gtd. Notes
1,500,000	8.000%, 12/15/18(a)	1,590,000
	Citizens Communications, Sr. Unsec. Notes
1,725,000	7.125%, 03/15/19	1,759,500
	Cogent Communications Group, Inc., Sr. Sec. Notes
1,500,000	8.375%, 02/15/18(a)	1,550,625
	Digicel Group, Ltd., Sr. Unsec. Notes
1,650,000	9.125%, 01/15/15(a)	1,732,500
	Global Crossing, Ltd., Gtd. Notes
1,750,000	9.000%, 11/15/19(a)	1,758,750
	Gray Television, Inc., Sr. Sec. Notes
1,500,000	10.500%, 06/29/15	1,603,125
	GXS Worldwide, Inc., Sr. Sec. Notes
2,000,000	9.750%, 06/15/15	2,045,000
	Nextel Communications, Inc., Gtd. Notes, Series D
1,500,000	7.375%, 08/01/15	1,513,125
	PAETEC Escrow Corp., Sr. Unsec. Notes
2,000,000	9.875%, 12/01/18(a)	2,120,000
		15,672,625

Consumer Cyclical: 13.67%
	Air Canada, Sr. Unsec. Notes
2,000,000	12.000%, 02/01/16(a)	2,094,999
	American Casino Entertainment, Sr. Sec. Notes
1,750,000	11.000%, 06/15/14	1,870,313
	Ameristar Casinos Inc., Sr. Notes
1,750,000	7.500%, 04/15/21(a)	1,754,375
	Ford Motor Co., Sr. Unsec. Notes
1,500,000	6.500%, 08/01/18	1,576,542
	Giraffe Acquisition Corp., Sr. Unsec. Notes
1,625,000	9.125%, 12/01/18(a)	1,584,375
	MGM Mirage Resorts International, Gtd. Notes
2,000,000	7.625%, 01/15/17	1,897,500
	NCL Corp., Ltd., Sr. Notes
1,500,000	9.500%, 11/15/18(a)	1,586,250
	Pantry, Inc., Gtd. Notes
2,000,000	7.750%, 02/15/14	2,017,500
	Peninsula Gaming Llc, Gtd. Notes
1,750,000	10.750%, 08/15/17	1,929,375
	Quiksilver, Inc., Gtd. Notes
2,000,000	6.875%, 04/15/15	1,980,000
	Rite Aid Corp., Sr. Unsec. Notes
2,250,000	7.700%, 02/15/27	1,510,313
	Visteon Corp., Sr. Notes
500,000	6.750%, 04/15/19	500,000
		20,301,542
Consumer Non-Cyclical: 24.36%
	ACCO Brands Corp., Gtd. Notes
1,750,000	7.625%, 08/15/15	1,793,750
	American Renal Holdings Co. Inc, Sr. Unsec. Notes
1,750,000	9.750%, 03/01/16(a)	1,736,875
	BI-LO Llc / BI-LO Finance Corp., Sr. Sec. Notes
1,375,000	9.250%, 02/15/19(a)	1,431,719
	Bumble Bee Holdco SCA, Sr. Notes
2,000,000	9.625%, 03/15/18(a)	1,874,999
	C&S Group Enterprises Llc, Notes
1,750,000	8.375%, 05/01/17(a)	1,800,313

	Capella Healthcare, Inc., Gtd. Notes
1,750,000	9.250%, 07/01/17(a)	1,872,500
	Cardtronics, Inc., Gtd. Notes
1,900,000	8.250%, 09/01/18	2,078,124
	Central Garden and Pet Co., Gtd. Notes
1,750,000	8.250%, 03/01/18	1,841,875
	Cenveo Corp., Gtd. Notes
1,500,000	10.500%, 08/15/16(a)	1,515,000
	DaVita, Inc., Gtd. Notes
1,750,000	6.625%, 11/01/20	1,780,625
	Dyncorp International Corp., Sr. Unsec. Notes
1,500,000	10.375%, 07/01/17(a)	1,631,250
	Education Management Llc., Gtd. Notes
100,000	8.750%, 06/01/14	102,875
	Healthsouth Corp., Gtd. Notes
1,500,000	7.750%, 09/15/22	1,567,500
	Hertz Corp., Gtd. Notes
1,750,000	6.750%, 04/15/19(a)	1,743,438
	Ingles Markets, Inc., Sr. Unsec. Notes
1,775,000	8.875%, 05/15/17	1,914,781
	LifePoint Hospitals, Inc., Gtd. Notes
1,500,000	6.625%, 10/01/20(a)	1,545,000
	Patheon, Inc., Sr. Sec. Notes
1,250,000	8.625%, 04/15/17(a)	1,285,938
	Prospect Medical Holdings, Inc., Sr. Sec. Notes
1,500,000	12.750%, 07/15/14	1,702,500
	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc, Sr. Notes
1,500,000	8.500%, 05/15/18(a)	1,526,250
	Stonemor Operating Llc/Cornerstone Family Services of WV / Osiris Holding, Gtd. Notes
2,000,000	10.250%, 12/01/17	2,065,000
	Universal Hospital Services, Inc., Sr. Sec. PIK Notes
1,500,000	8.500%, 06/01/15	1,573,125
	YCC Holdings Llc/Yankee Finance Inc., Sr. Unsec. Notes
1,750,000	10.250%, 02/15/16(a)	1,771,875
		36,155,312

Energy: 13.64%
	Antero Resources Finance Corp., Gtd. Notes
1,625,000	9.375%, 12/01/17	1,779,375
	Chaparral Energy, Inc., Gtd. Notes
1,750,000	8.250%, 09/01/21(a)	1,806,875
	Concho Resources, Inc., Gtd. Notes
1,625,000	8.625%, 10/01/17	1,803,750
	Continental Resources, Inc., Gtd. Notes
1,520,000	8.250%, 10/01/19	1,689,100
	EXCO Resources, Inc., Gtd. Notes
2,000,000	7.500%, 09/15/18	2,040,000
	International Coal Group, Inc., Sr. Sec. Notes
1,500,000	9.125%, 04/01/18	1,710,000
	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes
1,750,000	6.000%, 01/15/18(a)	1,815,625
	MarkWest Energy Partners/Finance Corp., Gtd. Notes
1,500,000	6.750%, 11/01/20	1,545,000
	Murray Energy Corp., Gtd. Notes
2,000,000	10.250%, 10/15/15(a)	2,160,000
	NFR Energy Llc/NFR Energy Finance Corp., Gtd. Notes
1,000,000	9.750%, 02/15/17(a)	995,000
1,000,000	9.750%, 02/15/17(a)	995,000
	Parker Drilling Co., Gtd. Notes
1,775,000	9.125%, 04/01/18	1,917,000
		20,256,725
Financial: 8.79%
	Ally Financial, Inc., Sr. Unsec. Notes
1,980,000	0.000%, 06/15/15	1,546,875
	CIT Group, Inc., Sr. Sec. Notes
1,750,000	7.000%, 05/01/17	1,756,563
	CNL Lifestyle Properties, Gtd. Notes
1,525,000	7.250%, 04/15/19	1,513,547
	Felcor Lodging LP, Sr. Sec. Notes
1,500,000	10.000%, 10/01/14	1,721,250
	Ford Motor Credit Co. Llc, Sr. Unsec. Notes
1,500,000	5.750%, 02/01/21	1,481,796
	Kennedy-Wilson Inc., Sr. Notes
125,000	8.750%, 04/01/19(a)	124,121

	Nuveen Investments, Inc., Sr. Unsec. Notes
2,000,000	5.500%, 09/15/15	1,765,000
	Pinnacle Foods Finance Llc, Gtd. Notes
1,500,000	8.250%, 09/01/17	1,575,000
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
1,500,000	10.125%, 02/15/19(a)	1,573,125
		13,057,277
Industrial: 16.80%
	Ardagh Packaging Finance Plc, Gtd. Notes
1,700,000	9.125%, 10/15/20(a)	1,848,750
	AWAS Aviation Capital, Ltd., Sr. Sec. Notes
1,675,000	7.000%, 10/15/16(a)	1,683,375
	Cemex SAB de CV, Sr. Sec. Notes
1,500,000	9.000%, 01/11/18(a)	1,580,625
	Euramax International, Inc., Sr. Sec. Notes
1,750,000	9.500%, 04/01/16(a)	1,785,000
	Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes
1,500,000	8.250%, 10/01/18	1,616,250
	Griffon Corp., Gtd. Notes
2,000,000	7.125%, 04/01/18(a)	2,045,000
	Kemet Corp., Sec. Notes
1,950,000	10.500%, 05/01/18	2,208,375
	Liberty Tire Recycling, Gtd. Notes
1,000,000	11.000%, 10/01/16(a)	1,127,500
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes
1,500,000	8.875%, 04/01/18	1,597,500
	Maxim Crane Works LP, Sr. Sec. Notes
1,500,000	12.250%, 04/15/15(a)	1,556,250
	Quality Distribution Llc/QD Capital Corp., Sr. Sec. Notes
1,650,000	9.875%, 11/01/18(a)	1,720,125
	Reddy Ice Corp., Sr. Sec. Notes
2,000,000	11.250%, 03/15/15	2,095,000
	Trimas Corp., Sr. Sec. Notes
1,750,000	9.750%, 12/15/17	1,935,938
	Triumph Group, Inc., Gtd. Notes
2,000,000	8.000%, 11/15/17	2,150,000
		24,949,688

Technology: 2.31%
	Seagate HDD Cayman, Gtd. Notes
1,750,000	7.750%, 12/15/18(a)	1,820,000
	Stream Global Services, Inc., Sr. Sec. Notes
1,500,000	11.250%, 10/01/14	1,612,500
		3,432,500
Utilities: 2.81%
	NRG Energy, Inc., Gtd. Notes
2,000,000	8.250%, 09/01/20(a)	2,090,000
	RRI Energy, Inc., Sr. Unsec. Notes
2,000,000	7.625%, 06/15/14	2,080,000
		4,170,000
	Total Corporate Bonds (Cost $139,414,527)	144,388,999
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.12%
$3,146,468	Citibank - New York 0.030%, due 04/01/11	3,146,468
	Total Short-Term Bank Debt Instruments (Cost $3,146,468)	3,146,468
	Total Investments: 99.37% (Cost $142,560,995)	147,535,467
	Net Other Assets and Liabilities: 0.63%	938,828
	Net Assets: 100.00%	$148,474,295

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $67,417,777, representing 45.41% of net assets.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Forward International Dividend Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 89.41%
Argentina: 0.66%
4,500	BBVA Banco Frances SA, ADR	$49,365
Australia: 1.73%
39,600	CFS Retail Property Trust	75,367
2,000	Orica, Ltd.	54,552
		129,919
Austria: 1.37%
1,800	Vienna Insurance Group AG	102,803
Belgium: 1.01%
1,200	EVS Broadcast Equipment SA	76,358
Brazil: 0.76%
7,866	BM&F BOVESPA SA	57,093
Canada: 1.20%
4,300	Shaw Communications, Inc., Class B	90,601
China: 2.29%
175,000	Agricultural Bank of China, Ltd.(a)	99,215
122,000	Kingsoft Corp., Ltd.	73,245
		172,460
France: 5.14%
2,806	Air Liquide SA, ADR	74,583
2,250	BNP Paribas, ADR	82,508
2,700	Total SA, Sponsored ADR	164,619
2,290	Vivendi SA	65,394
		387,104
Germany: 2.59%
1,200	Bayer AG, Sponsored ADR	93,264
950	HOCHTIEF AG	101,985
		195,249

Hong Kong: 9.78%
25,500	Allied Group, Ltd.	89,167
39,400	BOC Hong Kong Holdings, Ltd.	128,403
180,000	City Telecom HK, Ltd.	138,612
73,000	First Pacific Co., Ltd.	65,318
19,000	First Pacific Co., Ltd., Sponsored ADR	84,740
385,000	Prosperity REIT	95,030
67,000	TAI Cheung Holdings, Ltd.	49,786
126,000	XTEP International Holdings, Ltd.	85,366
		736,422
India: 0.55%
2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR(b)	41,041
Indonesia: 3.37%
170,000	PT AKR Corporindo Tbk	28,699
1,550,000	PT Astra Graphia Tbk	117,485
280,000	PT BW Plantation Tbk	37,623
29,000	PT Tambang Batubara Bukit Asam Tbk	69,940
		253,747
Ireland: 5.38%
9,610	Charter International Plc	124,565
10,000	Experian Group, Ltd., Sponsored ADR	123,100
2,547	WPP Group Plc, Sponsored ADR	157,303
		404,968
Italy: 2.06%
9,350	Danieli & Co. Officine Meccaniche SpA	155,299
Japan: 4.93%
8	Inpex Corp.	60,688
14	Kenedix Realty Investment Corp.	57,562
1,850	Komatsu, Ltd.	62,831
4,700	Kuraray Co., Ltd.	60,572
1,600	Santen Pharmaceutical Co., Ltd.	63,765
17	West Japan Railway Co.	65,604
		371,022
Luxembourg: 1.31%
2,000	Tenaris SA, ADR	98,920
Malaysia: 4.90%
12,000	Eng Kah Corp. Bhd	9,806
211,000	Evergreen Fibreboard Bhd	103,106

57,000	Genting Malaysia Bhd	69,256
33,000	Hartalega Holdings Bhd	59,381
23,000	Malayan Banking Bhd	68,041
40,000	PLUS Expressways Bhd	59,166
		368,756
Mexico: 0.78%
1,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR	58,700
Netherlands: 1.74%
1,800	Royal Dutch Shell Plc, ADR	131,148
Nigeria: 0.33%
50,000	Nigerian Breweries Plc	24,868
Pakistan: 0.07%
500	HUB Power Co., Ltd., Sponsored GDR	5,505
Russia: 2.80%
2,950	OAO LUKOIL, Sponsored ADR	210,601
Singapore: 7.39%
65,000	Ascott Residence Trust	61,880
121,000	CSE Global, Ltd.	120,952
96,000	Hi-P International, Ltd.	89,108
131,000	Hutchison Port Holdings Trust(a)	129,690
90,000	Low Keng Huat, Ltd.	32,487
144,000	Portek International, Ltd.	73,685
15,500	Singapore Press Holdings, Ltd.	48,449
		556,251
South Korea: 3.93%
4,200	Daegu Bank, Ltd.	68,918
4,000	SK Telecom Co., Ltd., ADR	75,240
19,600	Tae-Yang, Inc., Co., Ltd.	152,055
		296,213
Switzerland: 5.49%
1,020	Lonza Group AG	85,565
2,330	Novartis AG, ADR	126,635
9,400	STMicroelectronics NV	116,748
1,300	Syngenta AG, ADR	84,721
		413,669
Taiwan: 3.11%
136,000	Chinatrust Financial Holding Co., Ltd.	115,621
9,713	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	118,304
		233,925

Thailand: 1.24%
59,000	Hana Microelectronics Pcl	46,818
53,000	Thai Vegetable Oil Pcl, Non-Voting Depositary Receipt	46,875
		93,693
Turkey: 4.94%
25,369	Anadolu Hayat Emeklilik AS	83,794
18,275	Aselsan Elektronik Sanayi Ve Ticaret AS	100,604
7,500	Pinar Sut Mamulleri Sanayii AS	66,546
5,600	Turk Traktor ve Ziraat Makineleri AS	120,773
		371,717
United Kingdom: 7.90%
8,500	Chemring Group Plc	94,291
2,625	GlaxoSmithKline Plc, Sponsored ADR	100,826
5,000	Scottish & Southern Energy Plc	101,145
3,100	Standard Chartered Plc	80,414
3,440	Unilever Plc, Sponsored ADR	105,333
11,695	Vitec Group Plc	112,662
		594,671
Vietnam: 0.66%
21,000	HAGL JSC, GDR(a)(b)	49,350
	Total Common Stocks (Cost $5,691,784)	6,731,438
PREFERRED STOCKS: 3.18%
Brazil: 1.57%
4,000	Vale SA, Sponsored ADR, Preferred Shares	118,080
United States: 1.61%
4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	121,545
	Total Preferred Stocks (Cost $235,793)	239,625

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.48%
$562,870	Citibank-New York 0.030%, due 04/01/11	562,870
	Total Short-Term Bank Debt Instruments (Cost $562,870)	562,870
	Total Investments: 100.07% (Cost $6,490,447)	7,533,933
	Net Other Assets and Liabilities: (0.07)%	(5,392)
	Net Assets: 100.00%	$7,528,541

(a)	Non-income producing security.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $90,391 representing 1.20% of net assets.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Forward International Equity Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.88%
Australia: 5.90%
12,545	Australia & New Zealand Banking Group, Ltd.	$308,957
46,111	Challenger Financial Services Group, Ltd.	235,136
30,044	CSL, Ltd.	1,110,347
14,066	Mineral Resources, Ltd.	181,574
110,969	Mount Gibson Iron, Ltd.(a)	228,414
10,413	Newcrest Mining, Ltd.	428,889
191,323	OZ Minerals, Ltd.	315,643
493,265	PanAust, Ltd.(a)	400,514
5,971	Rio Tinto, Ltd.	523,425
228,478	Telstra Corp., Ltd.	666,440
10,602	Woolworths, Ltd.	294,771
		4,694,110
Belgium: 0.14%
2,868	KBC Groep NV(a)	107,852
Brazil: 3.75%
15,000	BR Malls Participacoes SA	154,626
6,400	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	375,936
14,800	Companhia de Bebidas das Americas, Preferred ADR	418,988
15,900	EDP - Energias do Brasil SA	384,681
7,000	Localiza Rent a Car SA	111,561
7,000	Lojas Renner SA	227,838
7,900	Petroleo Brasileiro SA, Class A, ADR	280,766
17,700	Vale SA, Class B, ADR	522,504
12,600	Vivo Participacoes SA, ADR	508,788
		2,985,688
Chile: 0.81%
2,600	Banco Santander Chile, ADR	225,550
14,426	Empresa Nacional de Telecomunicaciones SA	237,962
7,105	Lan Airlines SA	182,991
		646,503

China: 4.19%
711,550	China Construction Bank Corp., Class H	666,860
138,000	China Minzhong Food Corp., Ltd.(a)	178,453
200,000	Dongfeng Motor Group Co., Ltd., Class H	340,423
561,254	Industrial & Commercial Bank of China	466,115
129,100	PetroChina Co., Ltd., Class H	195,512
492,000	SOHO China, Ltd.	421,883
10,900	Tencent Holdings, Ltd.	265,544
90,000	Weichai Power Co., Ltd., Class H	546,696
258,500	Weiqiao Textile Co., Ltd., Class H	256,554
		3,338,040
Denmark: 2.31%
14,650	Novo Nordisk AS, Class B	1,840,578
France: 6.83%
19,934	AXA SA	416,551
17,697	BNP Paribas	1,294,382
1,773	Schneider Electric SA	303,030
18,255	Societe Generale	1,186,179
32,502	Total SA	1,978,577
4,441	Valeo SA(a)	259,020
		5,437,739
Germany: 7.41%
11,610	BASF SE	1,005,810
10,034	Bayerische Motoren Werke AG	836,996
13,678	Deutsche Bank AG	807,941
9,886	Hannover Rueckversicherung AG	541,781
7,658	Muenchener Rueckversicherungs AG	1,209,010
6,725	ProSiebenSat.1 Media AG	198,189
5,443	Siemens AG	746,231
2,467	Wacker Chemie AG	554,849
		5,900,807
Greece: 0.15%
6,700	Public Power SA	116,411
Hong Kong: 2.95%
73,400	AIA Group, Ltd.(a)	225,997
29,200	ASM Pacific Technology, Ltd.	366,570
172,000	Cathay Pacific Airways, Ltd.	412,169
281,000	CNOOC, Ltd.	708,050
41,000	Hysan Development Co., Ltd.	168,669
31,500	Kerry Properties, Ltd.	157,529
21,000	Swire Pacific, Ltd.	307,770
		2,346,754

India: 1.76%
11,700	Infosys Technologies, Ltd., ADR	838,890
20,200	Tata Motors, Ltd., Sponsored ADR	561,358
		1,400,248
Indonesia: 0.74%
369,500	PT Bank Negara Indonesia Persero Tbk	168,678
639,000	PT Bank Rakyat Indonesia Persero Tbk	421,964
		590,642
Israel: 0.16%
7,693	Israel Chemicals, Ltd.	126,660
Italy: 2.67%
69,642	ENI SpA	1,710,405
139,346	Intesa Sanpaolo SpA	412,339
		2,122,744
Japan: 14.86%
243,000	Aozora Bank, Ltd.	549,218
68,800	Asahi Glass Co., Ltd.	865,171
23,000	Asahi Kasei Corp.	155,121
25,300	Canon, Inc.	1,101,058
22	Central Japan Railway Co.	174,297
46,000	Daiwa House Industry Co., Ltd.	565,184
7,800	Dena Co., Ltd.	281,786
162,000	DIC Corp.	375,884
53,000	Fuji Heavy Industries, Ltd.	341,524
10,600	FUJIFILM Holdings Corp.	328,271
36,000	Fukuoka Financial Group, Inc.	149,748
9,200	Hokkaido Electric Power Co., Inc.	178,403
4,900	Ibiden Co., Ltd.	154,752
38,900	ITOCHU Corp.	407,332
24,000	Kaken Pharmaceutical Co., Ltd.	286,800
27	KDDI Corp.	167,168
44,000	Marubeni Corp.	316,855
54,000	Mitsubishi Electric Corp.	637,509
44,000	Mitsui O.S.K. Lines, Ltd.	253,378
3,300	Murata Manufacturing Co., Ltd.	237,642
4,700	Musashino Bank, Ltd.	152,335
60,000	Nachi-Fujikoshi Corp.	340,466
3,800	Nippon Telegraph & Telephone Corp.	170,630
49,000	Nippon Yusen Kabushiki Kaisha	191,452

102,000	Nishi-Nippon City Bank, Ltd.	293,075
6,600	OMRON Corp.	185,511
1,700	ORIX Corp.	159,209
59,000	Osaka Gas Co., Ltd.	235,489
33,000	Sakai Chemical Industry Co., Ltd.	161,469
73,000	Sapporo Hokuyo Holdings, Inc.	351,046
38,100	Sony Corp.	1,220,226
79,000	Tokyo Gas Co., Ltd.	360,904
69,000	Toyo Ink Manufacturing Co., Ltd.	352,549
26,000	Yamanashi Chuo Bank, Ltd.	126,280
		11,827,742
Malaysia: 0.70%
268,375	Tenaga Nasional Bhd	553,807
Mexico: 1.12%
2,900	America Movil SAB de CV, ADR, Series L	168,490
14,729	Fresnillo Plc	364,587
61,100	Grupo Mexico SAB de CV, Series B	229,103
20,600	Kimberly-Clark de Mexico SAB de CV, Class A	128,143
		890,323
Netherlands: 1.13%
39,255	Aegon NV(a)	293,959
47,808	ING Groep NV(a)	605,104
		899,063
Norway: 1.57%
13,200	Cermaq ASA(a)	233,317
23,666	DnB NOR ASA	363,105
23,450	StatoilHydro ASA	650,040
		1,246,462
Peru: 0.17%
3,200	Cia de Minas Buenaventura SA, ADR	137,504
Poland: 0.53%
6,698	KGHM Polska Miedz SA	425,053
Russia: 1.63%
5,000	Gazprom OAO, Sponsored ADR	161,850
5,829	Lukoil OAO, ADR	417,647
12,604	Mining and Metallurgical Company Norilsk Nickel, ADR	333,250
7,229	Pharmstandard, GDR(a)(b)	202,051
431	Sberbank of Russia, Unsponsored GDR(b)	178,662
		1,293,460

Singapore: 1.64%
8,000	Jardine Matheson Holdings, Ltd.	356,320
52,000	SembCorp Marine, Ltd.	240,920
13,000	Singapore Airlines, Ltd.	141,087
57,000	Singapore Exchange, Ltd.	354,978
145,000	Yangzijiang Shipbuilding Holdings, Ltd.	208,211
		1,301,516
South Africa: 1.98%
74,399	AVI, Ltd.	329,819
10,300	Gold Fields Ltd., Sponsored ADR	179,838
7,450	Sasol, Ltd.	431,131
27,708	Shoprite Holdings, Ltd.	425,020
20,092	Truworths International, Ltd.	209,384
		1,575,192
South Korea: 4.35%
711	Honam Petrochemical Corp.	251,162
15,840	Kia Motors Corp.	996,362
17,530	Korean Reinsurance Co.(a)	204,553
979	LG Chem, Ltd.	410,539
597	NCSoft Corp.	136,331
616	OCI Co., Ltd.	277,409
1,600	POSCO, ADR	182,864
259	Samsung Electronics Co., Ltd.	220,054
4,112	Samsung Engineering Co., Ltd.	783,452
		3,462,726
Spain: 5.51%
125,715	Banco Bilbao Vizcaya Argentaria SA(a)	1,525,248
75,306	Banco Santander SA	874,276
50,644	Enagas SA	1,142,616
2,512	Industria de Diseno Textil SA	201,567
3,255	Red Electrica Corp. SA	184,980
10,399	Telefonica SA	260,336
4,975	Viscofan SA	197,415
		4,386,438
Sweden: 1.15%
4,510	Hennes & Mauritz AB, Class B	149,764
20,785	Lundin Petroleum AB(a)	298,180
16,077	SKF AB, Class B	468,156
		916,100

Switzerland: 3.20%
10,501	Credit Suisse Group AG(b)	446,221
30,876	Nestle SA	1,769,866
1,751	Partners Group Holding AG	334,758
		2,550,845
Taiwan: 2.87%
68	Advanced Semiconductor Engineering, Inc.	74
232,000	EVA Airways Corp.(a)	183,429
50,000	Farglory Land Development Co., Ltd.	106,609
19,682	HTC Corp.	769,704
66,064	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	804,659
800,000	United Microelectronics Corp.	416,235
		2,280,710
Thailand: 0.77%
375,700	Charoen Pokphand Foods PCL	319,864
224,400	CP ALL PCL	296,776
		616,640
Turkey: 0.63%
64,460	Turk Telekomunikasyon AS	323,960
70,878	Turkiye Vakiflar Bankasi Tao, Class D	177,189
		501,149
United Kingdom: 15.30%
40,130	3i Group Plc	192,423
41,362	Admiral Group Plc	1,031,130
25,924	Aggreko Plc	655,419
5,404	AstraZeneca Plc	248,198
41,884	BHP Billiton Plc	1,652,890
6,199	British American Tobacco Plc	248,811
467,644	BT Group Plc, Class A	1,392,369
81,817	Centrica Plc	426,961
39,786	Compass Group Plc	357,740
16,866	Diageo Plc	320,621
83,729	DS Smith Plc	267,295
27,619	HSBC Holdings Plc	284,006
367,050	ITV Plc(a)	455,456
16,372	Next Plc	520,030
29,600	Northumbrian Water Group Plc	157,744
26,728	Petrofac, Ltd.	638,443
5,400	Reckitt Benckiser Group Plc	277,381
8,982	Rio Tinto Plc	630,970
25,893	Rolls-Royce Group Plc(a)	257,119
19,992	Royal Dutch Shell Plc, Class A	726,096

33,782	Shire Plc	981,442
17,951	Smith & Nephew Plc	202,444
11,016	Xstrata Plc	257,481
		12,182,469
	Total Common Stocks (Cost $62,460,810)	78,701,975

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.10%
	Citibank-New York
$82,066	0.030%, due 04/01/11	82,066
	Total Short-Term Bank Debt Instruments (Cost $82,066)	82,066
	Total Investments: 98.98% (Cost $62,542,876)	78,784,041
	Net Other Assets and Liabilities: 1.02%	808,190
	Net Assets: 100.00%	$79,592,231

(a)	Non-income producing security.

(b)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $826,934 representing 1.04% of net assets.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Forward International Fixed Income Fund(a)

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Currency	Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS: 29.95%
Argentina: 2.12%
	Provincia de Buenos Aire, Sr. Unsec. Notes
200,000	10.875%, 01/26/21 (b)	USD	$187,500
	Republic of Argentina, Sr. Unsec. Notes
3,000,000	0.000%, 12/15/35 (c)(d)	ARS	122,733
			310,233
Canada: 3.74%
	Canadian Government, Bonds
500,000	4.000%, 06/01/17	CAD	547,014
France: 2.43%
	French Government O.A.T., Bonds
250,000	3.750%, 04/25/21	EUR	354,620
Germany: 17.04%
	Bundesrepublik Deutschland, Bonds
500,000	2.500%, 01/04/21	EUR	659,011
	Bundesrepublik Deutschland, Bonds, Series 01
250,000	5.000%, 07/04/11	EUR	357,832
	Bundesrepublik Deutschland, Bonds, Series 05
1,000,000	3.500%, 01/04/16	EUR	1,472,232
			2,489,075
Portugal: 1.61%
	Portugal Obrigacoes do Tesouro OT, Sr. Unsec. Notes
250,000	4.100%, 04/15/37	EUR	234,595
United Kingdom: 3.01%
	United Kingdom, Treasury Bonds
250,000	5.000%, 03/07/25	GBP	440,427
	Total Foreign Government Obligations (Cost $4,332,145)		4,375,964
CONVERTIBLE CORPORATE BONDS: 0.89%
Indonesia: 0.89%
	Enercoal Resources Pte, Ltd.
100,000	9.250%, 08/05/14	USD	130,400
	Total Convertible Corporate Bonds (Cost $115,254)		130,400

	000	000	000
CORPORATE BONDS: 65.27%
Brazil: 1.42%
	Cosan SA Industria e Comercio, Gtd. Notes
100,000	8.250%, Perpetual Maturity (e)(f)	USD	100,250
	Vale Overseas, Ltd., Gtd. Notes
100,000	6.875%, 11/10/39	USD	107,348
			207,598
Canada: 4.65%
	Canadian Natural Resources, Ltd., Sr. Unsec. Notes
200,000	5.150%, 02/01/13	USD	213,081
	Encana Corp., Sr. Unsec. Notes
250,000	5.900%, 12/01/17	USD	280,057
	TransCanada PipeLines, Ltd., Sr. Unsec. Notes
150,000	7.625%, 01/15/39	USD	186,343
			679,481
Colombia: 0.68%
	BanColombia SA, Sr. Unsec. Notes
100,000	4.250%, 01/12/16 (e)	USD	98,945
France: 2.01%
	BNP Paribas, Sub. Notes
100,000	4.375%, 01/22/19 (c)	EUR	142,609
	Societe Generale, Sub. Notes
100,000	6.125%, 08/20/18	EUR	151,457
			294,066
Germany: 2.87%
	Deutsche Bank AG, Sub. Notes
100,000	5.000%, 06/24/20	EUR	137,991
	Siemens Financieringsmaatschappij NV, Gtd. Notes
250,000	5.750%, 10/17/16 (b)	USD	281,619
			419,610
India: 0.68%
	ICICI Bank, Ltd., Sr. Unsec. Notes
100,000	5.750%, 11/16/20 (e)	USD	99,543
Indonesia: 0.73%
	Bakrie Telecom Pte, Ltd., Gtd. Notes
100,000	11.500%, 05/07/15 (e)	USD	107,250
Italy: 1.61%
	ENI SpA, Sr. Unsec. Notes
250,000	4.150%, 10/01/20 (b)	USD	234,549

	000	000	000
Japan: 2.28%
	Tokyo Electric Power Co. Inc., Sr. Sec. Notes
250,000	4.500%, 03/24/14	EUR	333,144
Kazakhstan: 1.13%
	Halyk Savings Bank of Kazakhstan JSC, Sr. Unsec. Notes
100,000	7.250%, 05/03/17 (e)	USD	104,000
	Tengizchevroil Finance Co. Sarl, Sr. Sec. Notes
57,182	6.124%, 11/15/14 (e)	USD	60,613
			164,613
Mexico: 6.31%
	America Movil SAB de CV, Gtd. Notes
100,000	5.750%, 01/15/15	USD	110,449
	Cemex SAB de CV
500,000	5.301%, 09/30/15 (b)(c)	USD	498,495
	Empresas ICA SAB de CV, Gtd. Notes
100,000	8.900%, 02/04/21 (b)	USD	104,000
	Grupo Famsa SA de CV, Sr. Unsec. Notes
100,000	11.000%, 07/20/15 (e)	USD	107,750
	Southern Copper Corp., Sr. Unsec. Notes
100,000	6.750%, 04/16/40	USD	100,980
			921,674
Netherlands: 3.44%
	Unilever Capital Corp., Gtd. Notes
500,000	2.750%, 02/10/16	USD	501,911
Nigeria: 1.80%
	Afren Plc, Sr. Sec. Notes
250,000	11.500%, 02/01/16 (e)	USD	263,700
Norway: 4.87%
	Statoil ASA, Gtd. Notes
400,000	5.100%, 08/17/40	USD	384,733
50,000	5.125%, 04/30/14 (b)	USD	54,835
	Yara International ASA, Sr. Unsec. Notes
250,000	5.250%, 12/15/14 (b)	USD	271,638
			711,206
Peru: 0.65%
	Banco de Credito del Peru, Sr. Unsec. Notes
100,000	5.375%, 09/16/20 (e)	USD	95,000
Philippines: 0.68%
	Manila Cavite Toll Road Finance Co., Sec. Notes
100,000	12.000%, 09/15/22 (e)	USD	98,783

	000	000	000
Russia: 8.46%
	Alliance Oil Co., Ltd., Sr. Unsec. Notes
100,000	9.875%, 03/11/15 (e)	USD	109,260
	Lukoil International Finance BV, Gtd. Notes
100,000	6.375%, 11/05/14 (e)	USD	109,260
	Nomos Bank Via Nomos Capital Plc, Sub. Notes
250,000	8.750%, 10/21/15	USD	264,399
	Promsvyazbank Via PSB Finance SA, Sr. Sub. Notes
100,000	11.250%, 07/08/16	USD	115,996
	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec. Notes
6,000,000	7.500%, 03/25/13	RUB	214,511
	RusHydro Finance, Ltd., Sec. Notes
3,000,000	7.875%, 10/28/15	RUB	105,040
	TNK-BP Finance SA, Gtd. Notes
100,000	6.625%, 03/20/17 (e)	USD	107,250
	Vimpel Communications Via VIP Finance, Ltd., OJSC, Notes
200,000	7.748%, 02/02/21 (b)	USD	211,000
			1,236,716
Ukraine: 3.38%
	Alfa Bank CJSC Via Ukraine Issuance Plc, Sr. Unsec. Notes
75,000	13.000%, 07/30/12	USD	78,563
	Avangardco Investments Public, Ltd., Sr. Unsec. Notes
100,000	10.000%, 10/29/15	USD	97,500
	Metinvest BV, Gtd. Notes
200,000	8.750%, 02/14/18 (b)	USD	208,000
	Naftogaz Ukraine, Gtd. Notes
100,000	9.500%, 09/30/14	USD	110,500
			494,563
United Kingdom: 10.36%
	Barclays Bank Plc, Sr. Unsec. Notes
100,000	4.875%, 08/13/19	EUR	140,795
	BAT International Finance PLC, Gtd. Notes
250,000	9.500%, 11/15/18 (b)	USD	330,829
	BP Capital Markets Plc, Gtd. Notes
250,000	4.500%, 10/01/20	USD	248,184
	GlaxoSmithKline Capital Plc, Gtd. Notes
100,000	4.000%, 06/16/25	EUR	134,657
	Rio Tinto Finance USA, Ltd., Gtd. Notes
250,000	3.500%, 11/02/20	USD	233,217
	Tesco Plc, Sr. Unsec. Notes
250,000	5.500%, 11/15/17 (b)	USD	277,171
	Vodafone Group Plc, Sr. Unsec. Notes
100,000	4.750%, 06/14/16	EUR	148,592
			1,513,445
United States: 4.75%
	Continental Airlines 1999-1, Pass Through Certificates, Series 991A
113,588	6.545%, 02/02/19	USD	120,404
	GE Capital European Funding, Gtd. Notes
100,000	5.375%, 01/23/20	EUR	147,769

	000	000	000
	JPMorgan Chase & Co., Sr. Unsec. Notes
100,000	3.875%, 09/23/20	EUR	131,657
	New York Life Global Funding, Sr. Unsec. Notes
100,000	4.375%, 01/19/17	EUR	144,374
	Pfizer, Inc., Sr. Unsec. Notes
100,000	4.750%, 06/03/16	EUR	149,710
			693,914
Venezuela: 2.51%
	Petroleos de Venezuela SA, Sr. Unsec. Notes
250,000	5.000%, 10/28/15	USD	167,500
	Petroleos de Venezuela SA, Gtd. Notes
250,000	12.750%, 02/17/22 (e)	USD	198,588
			366,088
	Total Corporate Bonds (Cost $9,432,439)		9,535,799

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 21.50%
	HSBC Bank - New York
$3,141,871	0.030%, due 04/01/11	3,141,871
	Total Short - Term Bank Debt Instruments (Cost $3,141,871)	3,141,871
	Total Investments: 117.61% (Cost $17,021,709)	17,184,034
	Net Other Assets and Liabilities: (17.61)%	(2,572,792)
	Net Assets: 100.00%	$14,611,242

(a)	Effective May 1, 2011, the Forward International Fixed Income Fund changed its name to the Forward EM Corporate Debt Fund.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,659,636, representing 18.20% of net assets.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Interest only security.

(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,660,192 representing 11.36% of net assets.

(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

At March 31, 2011, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
British Pounds	Sale	307,892	05/04/11	$495,398	$493,694	$1,704
British Pounds	Purchase	13,751	04/04/11	21,827	22,058	231
British Pounds	Purchase	9,348	04/04/11	14,863	14,996	133
British Pounds	Sale	23,099	04/04/11	37,180	37,054	126
Euro	Purchase	1,480,199	04/29/11	2,000,000	2,096,608	96,608
Euro	Purchase	361,760	05/04/11	491,992	512,338	20,346
Euro	Purchase	27,030	04/04/11	36,774	38,306	1,532
Indonesian Rupiahs	Purchase	2,653,500,000	04/29/11	300,000	303,323	3,323
Japanese Yen	Sale	39,432,000	04/28/11	500,000	474,132	25,868
Japanese Yen	Purchase	167,504,000	04/28/11	2,000,000	2,014,070	14,070
Malaysian Ringgit	Purchase	607,920	04/29/11	200,000	200,333	333
Mexican Pesos	Purchase	6,098,250	04/29/11	500,000	511,305	11,305
Mexican Pesos	Purchase	457,803	04/29/11	37,769	38,385	616
New Russian Ruble	Purchase	1,252,360	04/13/11	42,335	44,001	1,666
Polish Zloty	Purchase	726,125	04/29/11	250,000	255,076	5,076
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$182,937

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
British Pounds	Purchase	309,674	04/28/11	$500,000	$496,626	$(3,374)
British Pounds	Purchase	307,892	05/04/11	498,418	493,693	(4,725)
Colombian Pesos	Sale	95,591,950	04/27/11	51,119	51,226	(107)
Colombian Pesos	Purchase	95,591,950	04/27/11	52,379	51,226	(1,153)
Euro	Sale	10,800	04/04/11	14,863	15,305	(442)
Euro	Sale	16,230	04/04/11	21,827	23,000	(1,173)
Euro	Sale	361,760	05/04/11	498,418	512,338	(13,920)
Euro	Sale	365,227	04/28/11	500,000	517,331	(17,331)
Mexican Pesos	Sale	457,803	04/29/11	37,967	38,384	(417)
New Russian Ruble	Sale	1,252,360	04/13/11	40,602	44,001	(3,399)
Peruvian New Sol	Purchase	277,650	04/29/11	100,000	98,762	(1,238)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(47,279)

Investment Abbreviations:

Gtd. - Guaranteed

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentine Peso

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

RUB - Russian Ruble

USD - U.S. Dollar

Forward International Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.25%
Australia: 11.90%
198,391	CFS Retail Property Trust	$377,579
250,000	Commonwealth Property Office Fund	222,385
414,697	Dexus Property Group	364,601
1,950,000	ING Office Fund	1,250,531
246,144	Westfield Group	2,377,956
241,144	Westfield Retail Trust	653,500
		5,246,552
Canada: 6.39%
40,000	Brookfield Office Properties Canada	899,845
62,300	Brookfield Properties Corp.	1,102,701
8,600	Calloway REIT	228,860
11,400	Canadian Apartment Properties REIT	228,823
10,000	Canadian REIT	357,401
		2,817,630
China: 6.43%
220,000	Agile Property Holdings, Ltd.	346,748
314,000	China Overseas Land & Investment, Ltd.	638,614
160,000	China Resources Land, Ltd.	299,490
300,000	KWG Property Holding, Ltd.	242,590
540,000	Poly Hong Kong Investments, Ltd.	505,390
400,000	Top Spring International Holdings, Ltd.(a)	302,884
2,254,000	Yuexiu Property Co., Ltd.(a)	501,304
		2,837,020
Finland: 0.22%
2,266	Citycon Oyj	10,373
15,000	Sponda Oyj	85,244
		95,617
France: 6.09%
19,861	Klepierre	806,126
15,954	Societe Fonciere Lyonnaise SA	885,178
5,021	Societe Immobiliere de Location pour l’Industrie et le Commerce	703,746
1,338	Unibail-Rodamco SE	289,835
		2,684,885
Germany: 0.63%
20,000	Alstria Office REIT AG	277,657

Hong Kong: 25.83%
398,000	Great Eagle Holdings, Ltd.	1,327,766
40,000	Hongkong & Shanghai Hotels	73,330
210,000	Hongkong Land Holdings, Ltd.	1,470,000
327,800	Hutchison Port Holdings Trust(a)	324,522
243,000	Hysan Development Co., Ltd.	999,672
450,000	K. Wah International Holdings, Ltd.	179,339
1,890,000	Kosmopolito Hotels International, Ltd.(a)	369,323
284,000	Midland Holdings, Ltd.	220,890
2,173,000	Prosperity REIT	536,367
230,000	Shun Tak Holdings, Ltd.	126,553
490,000	Sino Land Co., Ltd.	870,574
1,996,000	Soundwill Holdings, Ltd.	3,022,783
2,100	Sun Hung Kai Properties, Ltd.	33,261
689,000	Tai Cheung Holdings, Ltd.	511,975
64,000	Wharf Holdings, Ltd.	441,419
120,000	Wheelock & Co., Ltd.	450,470
950,000	Wing Tai Properties, Ltd.	384,712
23,000	Winsor Properties Holdings, Ltd.	49,675
		11,392,631
Indonesia: 0.93%
5,800,000	PT Bakrieland Development Tbk	93,253
1,753,500	PT Bumi Serpong Damai	169,158
3,500,000	PT Ciputra Development Tbk(a)	148,722
		411,133
Italy: 0.38%
160,000	Beni Stabili SpA	166,322
Japan: 8.33%
213,000	Astro Japan Property Group	647,732
97,500	DAIBIRU Corp.	843,953
4,000	Daito Trust Construction Co., Ltd.	275,547
97	Fukuoka REIT Co.	692,691
15	Hankyu REIT, Inc.	77,362
50	Japan Excellent, Inc.	275,006
130	Kenedix Realty Investment Corp.	534,503
800	Mitsui Fudosan Co., Ltd.	13,205
61	Starts Proceed Investment Co.	91,375
36	Tokyu REIT, Inc.	222,457
		3,673,831
Macau: 1.60%
94,800	Sands China, Ltd.(a)	211,573
176,800	Wynn Macau, Ltd.	493,223
		704,796
Malaysia: 1.17%
68,000	Genting Bhd	247,865
16,600	KLCC Property Holdings Bhd	18,306
725,000	Quill Capita Trust	248,947
		515,118

Netherlands: 1.64%
6,800	Corio NV	475,679
5,000	Eurocommercial Properties NV	247,725
		723,404
Singapore: 10.93%
200,000	Ascott Residence Trust	190,401
645,900	CapitaCommercial Trust	712,258
270,500	CapitaLand, Ltd.	708,171
206,000	CapitaMall Trust	307,243
350,000	Hotel Properties, Ltd.	691,392
270,000	Keppel Land, Ltd.	961,761
403,000	Overseas Union Enterprise, Ltd.	997,509
100,000	Suntec REIT	122,174
106,000	Wing Tai Holdings, Ltd.	128,663
		4,819,572
Spain: 0.05%
204,578	Inmobiliaria Colonial SA(a)	23,194
Switzerland: 0.63%
1,200	Mobimo Holding AG(a)	276,581
Turkey: 0.25%
96,953	Is Gayrimenkul Yatirim Ortakligi AS	108,629
United Kingdom: 9.85%
42,956	British Land Co., Plc	380,730
13,100	Derwent London Plc	345,279
93,800	Great Portland Estates Plc	580,532
53,000	Hammerson Plc	379,968
29,809	Land Securities Group Plc	350,759
504,265	Minerva Plc(a)	748,276
4,760	Segro Plc	24,550
54,960	Shaftesbury Plc	417,120
345,000	Songbird Estates Plc(a)	796,970
725,000	Workspace Group Plc	316,932
		4,341,116
	Total Common Stocks (Cost $37,473,755)	41,115,688
WARRANTS: 1.49%
Hong Kong: 1.49%
11,125,000	Henderson Land Development Co., Ltd., Warrants, Strike Price 58 HKD, (expiring 06/01/11)(a)	657,899
	Total Warrants (Cost $783,778)	657,899

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.47%
$ 3,293,858	Citibank - New York 0.030%, due 04/01/11	3,293,858
	Total Short-Term Bank Debt Instruments (Cost $3,293,858)	3,293,858
	Total Investments: 102.21% (Cost $41,551,391)	45,067,445
	Net Other Assets and Liabilities: (2.21)%	(976,129)
	Net Assets: 100.00%	$44,091,316

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

HKD - Hong Kong Dollar

REIT - Real Estate Investment Trust

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.04%
Australia: 4.86%
2,375,416	DUET Group	$4,115,497
3,203,083	Fairfax Media, Ltd.(a)	4,273,914
604,244	Medusa Mining, Ltd.	4,375,001
1,985,519	Mount Gibson Iron, Ltd.(b)	4,086,909
1,055,230	Paladin Energy, Ltd.(b)	3,940,236
875,001	Wotif.com Holdings, Ltd.	4,941,617
		25,733,174
Belgium: 1.79%
42,335	Bekaert NV	4,829,149
68,240	SA D’Ieteren NV	4,678,795
		9,507,944
China: 1.92%
2,346,100	Minth Group, Ltd.(a)	3,933,014
4,467,000	New World Department Store China, Ltd.	3,124,037
4,485,546	Ruinian International, Ltd.	3,142,774
		10,199,825
Denmark: 2.56%
94,898	D/S Norden AS(a)	3,273,775
253,895	DSV AS	6,268,715
25,082	SimCorp AS(a)	4,018,879
		13,561,369
Finland: 1.09%
96,289	Outotec Oyj	5,791,368
France: 6.59%
9,469	Ingenico SA	423,986
154,763	Medica SA(b)	3,048,675
185,149	Rhodia SA	5,421,018
142,813	SCOR SE	3,888,994
47,890	SEB SA	4,718,280
58,750	Teleperformance SA	2,215,135

88,076	Valeo SA(b)	5,136,997
30,793	Virbac SA	5,133,330
45,284	Wendel	4,920,388
		34,906,803
Germany: 7.51%
5,042	Bijou Brigitte Modische Accessoires AG	705,903
192,572	GEA Group AG	6,335,647
55,348	Krones AG(b)	4,008,224
38,238	Pfeiffer Vacuum Technology AG	5,388,717
117,987	SGL Carbon SE(a)(b)	5,743,677
175,427	Symrise AG	5,161,226
598,805	TUI AG(a)(b)	7,168,314
295,435	Wirecard AG	5,296,410
		39,808,118
Greece: 0.69%
567,502	Alpha Bank AE(b)	3,659,383
Hong Kong: 4.27%
5,592,500	BYD Electronic International Co., Ltd.	3,558,873
3,500,000	China Green Holdings, Ltd.(a)	2,695,232
97,214,000	CST Mining Group, Ltd.(b)	2,786,988
4,756,168	Daphne International Holdings, Ltd.	3,570,848
997,300	Kingboard Chemical Holdings, Ltd.	5,243,853
1,715,743	Man Wah Holdings, Ltd.	2,223,382
8,480,000	VST Holdings, Ltd.(b)	2,540,114
		22,619,290
Ireland: 0.66%
777,347	C&C Group Plc	3,493,335
Italy: 7.53%
567,315	Amplifon SpA	3,444,315
279,536	Ansaldo STS SpA	4,096,259
272,267	Azimut Holding SpA	3,044,396
306,079	Buzzi Unicem SpA(a)	4,459,188
1,839,816	Iren SpA	3,426,091
1,599,308	Piaggio & C. SpA	5,462,334
889,210	Pirelli & C. SpA	7,813,132
150,978	Prysmian SpA	3,239,430
1,752,718	Sorin SpA(b)	4,893,362
		39,878,507

Japan: 21.00%
193,461	Aeon Delight Co., Ltd.	3,232,878
699,961	Akebono Brake Industry Co., Ltd.	3,567,967
65,459	Don Quijote Co., Ltd.	2,068,907
140,300	HAJIME CONSTRUCTION Co., Ltd.	3,272,205
303,719	Hitachi Metals, Ltd.	3,826,611
208,507	Hoshizaki Electric Co., Ltd.	3,800,152
328,800	Izumi Co., Ltd.	4,684,155
77,500	Japan Petroleum Exploration Co., Ltd.	3,875,932
298,188	JSR Corp.	5,983,119
371,043	JTEKT Corp.	4,826,503
708,800	Keiyo Bank, Ltd.	3,544,852
81,841	Kobayashi Pharmaceutical Co., Ltd.	3,792,944
1,393,988	Nippon Sheet Glass Co., Ltd.	4,022,086
186,000	Nipro Corp.	3,680,644
264,820	NOK Corp.	4,692,770
1,191,300	Sapporo Holdings, Ltd.	4,439,805
380,000	Shimadzu Corp.	3,376,052
212,000	SUMCO Corp.(b)	4,274,152
763,571	Sumitomo Heavy Industries, Ltd.	4,984,601
144,000	Sundrug Co., Ltd.	4,097,716
182,104	THK Co., Ltd.	4,579,966
199,300	Tocalo Co., Ltd.	3,582,033
1,170,000	Tokyo Tatemono Co., Ltd.	4,374,489
502,949	Toshiba Plant Systems & Services Corp.	5,689,770
63,509	Toyo Tanso Co., Ltd.(a)	3,439,625
143,110	Tsumura & Co.	4,490,468
671,800	Yokogawa Electric Corp.(b)	5,120,476
		111,320,878
Netherlands: 4.12%
140,860	ASM International NV(b)	5,529,636
51,733	Fugro NV	4,558,768
99,388	Nutreco NV(a)	7,289,092
784,805	SNS REAAL NV(b)	4,443,321
		21,820,817
Norway: 2.25%
4,137,046	Marine Harvest ASA	5,139,281
252,494	TGS NOPEC Geophysical Co., ASA	6,775,482
		11,914,763
Singapore: 2.11%
7,891,190	Golden Agri-Resources, Ltd.	4,319,652
4,041,000	Midas Holdings, Ltd.	2,404,403
115,900	Venture Corp., Ltd.	883,617
2,966,000	Yanlord Land Group, Ltd.	3,553,082
		11,160,754

Spain: 2.50%
130,902	Obrascon Huarte Lain SA	4,728,738
1,536,727	Promotora de Informaciones SA, Class A(a)(b)	4,486,349
101,135	Viscofan SA	4,013,180
		13,228,267
Sweden: 2.86%
236,832	Alliance Oil Co., Ltd., SDR(b)	4,510,085
255,904	Boliden AB	5,513,862
531,092	Meda AB, Class A	5,115,796
		15,139,743
Switzerland: 4.71%
30,343	BKW FMB Energie AG	2,145,648
466,059	Clariant AG(b)	8,407,837
9,660	Kuoni Reisen Holding AG	4,448,753
27,094	Partners Group Holding AG	5,179,865
31,862	Sulzer AG	4,800,981
		24,983,084
United Kingdom: 19.02%
1,275,903	BBA Aviation Plc	4,159,129
323,775	Charter International Plc	4,196,776
403,459	Cookson Group Plc(b)	4,462,670
549,239	Daily Mail & General Trust Plc NV, Class A	4,354,368
1,656,445	EnQuest Plc(b)	3,621,879
401,030	Hochschild Mining Plc(a)	4,146,301
528,331	Homeserve Plc	3,765,681
364,212	Hunting Plc	4,536,875
576,818	IG Group Holdings Plc	4,225,088
980,451	Informa Plc	6,554,061
860,447	International Personal Finance Plc	4,439,165
937,467	Meggitt Plc	5,156,851
1,032,218	Melrose Plc	5,429,676
324,969	Micro Focus International Plc	1,647,887
916,350	Mitchells & Butlers Plc(b)	4,435,042
929,520	Premier Farnell Plc	4,045,476
226,600	Premier Oil Plc(b)	7,248,466
1,142,915	RPS Group Plc	3,919,969
323,372	Spectris Plc	7,070,649
146,167	Spirax-Sarco Engineering Plc	4,546,615
2,107,920	Spirent Communications Plc	4,649,625
775,361	St. James’s Place Capital Plc	4,160,650
		100,772,899
	Total Common Stocks (Cost $414,211,712)	519,500,321

PREFERRED STOCKS: 1.09%
Germany: 1.09%
38,402	Fuchs Petrolub AG	5,761,225
	Total Preferred Stocks (Cost $2,933,382)	5,761,225

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.87%
$4,628,620	Citibank - New York 0.030%, due 04/01/11	4,628,620
	Total Short-Term Bank Debt Instruments (Cost $4,628,620)	4,628,620
	Total Investments: 100.00% (excluding investments purchased with cash collateral from securities loaned) (Cost $421,773,714)	529,890,166

Shares
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 8.29%
43,922,371	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(c)	43,922,371
	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $43,922,371)	43,922,371
	Total Investments: 108.29% (Cost $465,696,085)	573,812,537
	Net Other Assets and Liabilities: (8.29)%	(43,926,403)
	Net Assets: 100.00%	$529,886,134

(a)	Security, or portion of security, is currently on loan.

(b)	Non-income producing security.

(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Forward Investment Grade Fixed-Income Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
ASSET-BACKED SECURITIES: 1.94%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
$81,783,553	0.317%, 11/11/41(a)(b)(c)	$1,147,586
	Chec Loan Trust
93,068	3.750%, 07/25/34(a)(b)	27,926
	Falcon Franchise Loan Llc, Series 2003-1, Class A1
336,973	4.856%, 01/05/25(b)	320,815
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	7.074%, 01/05/25(b)	18,628
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
201,203	5.367%, 07/25/36	64,254
	Total Asset-Backed Securities (Cost $2,015,671)	1,579,209

COLLATERALIZED MORTGAGE OBLIGATIONS: 25.92%
	Banc of America Large Loan, Inc., Series 2005-MIB1
1,000,000	3.255%, 03/15/22(a)(b)	379,562
	Capco America Securitization Corp., Series 1998-D7, Class PS1
307,300	1.622%, 10/15/30(a)(b)(c)	12
	Collateralized Mortgage Securities Corp., Series I, Class 3
8,570	9.450%, 02/01/17	9,909
	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
847,892	6.000%, 05/25/36	530,368
	Entertainment Properties Trust, Series 2003-EPR, Class C
611,000	6.223%, 02/15/18(b)	551,913
	FHLMC, Series 2887, Class JD
414,937	4.500%, 03/15/19	432,196
	FHLMC, Series 3300, Class AB
335,344	6.000%, 02/15/34	352,054
	FNMA
250,287	2.575%, 05/01/34(a)	252,938
971,754	4.000%, 09/01/40	955,873

1,696,041	4.000%, 09/01/40	1,668,324
2,977,815	4.000%, 09/01/40	2,929,152
4,156,561	4.000%, 09/01/40	4,088,634
475,730	4.000%, 09/01/40	467,956
1,911,059	5.580%, 06/01/11	1,911,687
383,444	6.000%, 03/01/33	417,578
	FNMA, Series 1998-M4, Class N
14,655	1.040%, 02/25/35(a)(c)(d)	1
	FNMA, Series 2000-M2, Class IO
27,719,232	0.000%, 06/17/40(a)(c)(d)	28
	FNMA, Series 2006-46, Class PE
2,271,000	5.500%, 11/25/32	2,409,881
	FNMA, Series 2007-5, Class PB
328,656	6.000%, 07/25/33	341,835
	GNMA, Series 2002-28, Class IO
11,678,856	0.536%, 01/16/42(a)(c)(d)	152,199
	GNMA, Series 2003-64, Class XA
8,268,109	0.111%, 08/16/43(a)(c)(d)	40,009
	Government Lease Trust, Series 1999-C1A, Class B1
877,041	4.000%, 05/18/11(b)	878,966
	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A
7,005	1.385%, 06/19/34(a)	5,723
	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1
405,926	4.475%, 01/15/14	410,075
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
667,317	0.900%, 04/25/19(c)(d)	1
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
277,381,871	0.029%, 06/15/38(a)(b)(c)	296,521
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
16,308,380	0.735%, 11/15/26(a)(c)(d)	506,848
	Preferred Term Securities XIII, Inc.
656,579	1.862%, 03/24/34(a)(b)(d)	157,579
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
101,177,045	0.819%, 11/13/36(a)(b)(c)	254,561
	Washington Mutual, Series 2005-AR18, Class 3A2
1,453,989	5.562%, 01/25/36(a)	689,620
	Total Collateralized Mortgage Obligations (Cost $27,603,778)	21,092,003

CORPORATE BONDS: 29.99%
Banks: 8.27%
	Bank of America Corp., Sr. Unsec. Medium-Term Notes
1,800,000	9.145%, 07/17/28(e)	544,511
	Bank of America Corp., Sr. Unsec. Notes
800,000	5.650%, 05/01/18	835,863
600,000	5.750%, 12/01/17	632,107
	Citigroup, Inc., Sr. Unsec.
1,500,000	6.125%, 11/21/17	1,634,353
	Citigroup, Inc., Unsec. Notes
300,000	8.500%, 05/22/19	370,276
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.750%, Perpetual Maturity(a)(f)	129,000
	HSBC Bank USA NA, Sub. Notes
700,000	4.875%, 08/24/20	685,516
	Rabobank Nederland, Gtd. Notes
1,600,000	4.500%, 01/11/21	1,611,696
	Royal Bank of Scotland Group Plc, Jr. Sub. Notes
100,000	7.648%, Perpetual Maturity(a)(f)	94,000
	Royal Bank of Scotland Group Plc, Sub. Notes
200,000	5.000%, 10/01/14	200,519
		6,737,841
Brokerage: 6.47%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
1,000,000	5.950%, 01/18/18	1,073,620
300,000	6.150%, 04/01/18	325,161
500,000	6.250%, 09/01/17	547,486
	Jefferies Group, Inc., Sr. Unsec. Notes
270,000	6.250%, 01/15/36	250,319
	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes
695,000	5.750%, 04/25/11(g)(l)	181,569
1,300,000	6.875%, 05/02/18(g)	347,750
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
800,000	0.603%, 01/09/14(a)	787,950
900,000	6.625%, 04/01/18	988,929
	Morgan Stanley, Sr. Unsec. Notes
800,000	0.783%, 10/15/15(a)	768,891
		5,271,675

Finance-Other: 4.91%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)(d)	240,835
	Royal Bank of Scotland Plc, Co. Gtd. Notes
1,800,000	5.625%, 08/24/20	1,797,280
	TNK-BP Finance SA, Co. Gtd. Notes
900,000	6.625%, 03/20/17	965,250
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
800,000	8.700%, 08/07/18	993,000
		3,996,365
Industrial-Energy: 2.53%
	BP Capital Markets Plc, Gtd. Notes
600,000	3.125%, 10/01/15	602,978
400,000	4.500%, 10/01/20	397,095
	Gazprom Via Gaz Capital SA, Sr. Unsec. Notes
900,000	8.146%, 04/11/18	1,060,875
		2,060,948
Industrial-Other: 1.33%
	Barnett Capital III, Ltd. Gtd. Notes
1,300,000	0.929%, 02/01/27(a)	1,004,648
	Canal Point II Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(d)(h)	73,901
		1,078,549
Insurance-Life: 1.84%
	FPL Group Capital, Inc., Gtd. Notes
1,000,000	1.189%, 06/17/11(a)	1,001,693
	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes
400,000	0.653%, 07/13/12(a)	391,890
100,000	5.750%, 06/15/11	100,875
		1,494,458
Non-Captive Consumer: 1.69%
	American Express Credit Co., Sr. Unsec. Medium-Term Notes
1,000,000	5.875%, 05/02/13	1,079,598
	SLM Corp., Sr. Unsec. Medium-Term Notes, Series A
300,000	0.533%, 10/25/11(a)	296,807
		1,376,405

Non-Captive Diversified: 1.01%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
725,000	6.900%, 09/15/15	823,538
Tobacco: 1.28%
	Altria Group, Inc., Gtd. Notes
1,000,000	4.125%, 09/11/15	1,038,981
Utilities: 0.66%
	MP Environmental Funding Llc, Series A1
509,610	4.982%, 07/15/14	535,327
	Total Corporate Bonds (Cost $25,423,740)	24,414,087

FOREIGN GOVERNMENT OBLIGATIONS: 1.25%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,018,795
	Total Foreign Government Obligations (Cost $997,321)	1,018,795

MUNICIPAL BONDS: 5.70%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	365,985
	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series A
1,000,000	6.899%, 12/01/40	981,850
	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series B
800,000	6.899%, 12/01/40	785,480
	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
900,000	6.800%, 07/01/39	915,174
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	210,622
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
800,000	5.178%, 04/01/30	787,024
	University of California Regents Medical Center Pooled Revenue, Build America Bonds
600,000	6.548%, 05/15/48	589,752
	Total Municipal Bonds
	(Cost $4,661,090)	4,635,887

U.S. GOVERNMENT AGENCY SECURITIES: 28.74%
Department of Housing & Urban Development (HUD): 0.10%
	US Department of Housing and Urban Development, Gtd., Series 99-A
84,000	6.330%, 08/01/13	84,531
Small Business Administration-Pass-Through-Agency: 0.99%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
766,203	4.640%, 05/01/23	806,005
U.S. Treasury Bonds & Notes: 27.65%
	U.S. Treasury Bonds
1,200,000	3.625%, 02/15/21	1,215,563
100,000	4.375%, 02/15/38	98,297
400,000	7.875%, 02/15/21	550,438
400,000	8.000%, 11/15/21	558,000
200,000	8.750%, 08/15/20	287,828
	U.S. Treasury Inflation Indexed Bonds
916,866	2.125%, 02/15/40	972,021
	U.S. Treasury Notes
61,000	1.000%, 07/31/11	61,183
600,000	1.875%, 08/31/17	568,266
3,200,000	1.875%, 09/30/17	3,023,501
300,000	2.375%, 03/31/16	301,711
1,000,000	2.500%, 06/30/17	988,281
1,000,000	2.750%, 05/31/17	1,003,985
4,300,000	2.875%, 03/31/18	4,288,579
1,200,000	3.125%, 01/31/17	1,236,656
200,000	3.125%, 04/30/17	205,328
400,000	3.375%, 11/15/19	403,906
5,000,000	3.875%, 10/31/12(j)	5,257,425
1,200,000	4.000%, 08/15/18	1,282,313
196,000	5.125%, 06/30/11	198,450
	U.S. Treasury Strip Coupon
36	0.000%, 11/15/17(e)(i)	30
		22,501,761
	Total U.S. Government Agency Securities (Cost $23,510,872)	23,392,297

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 0.15%
$118,447	Citibank - New York 0.030%, due 04/01/11	118,447
	Total Short - Term Bank Debt Instruments (Cost $118,447)	118,447
	Total Investments: 93.69% (Cost $84,330,919)	76,250,725
	Net Other Assets and Liabilities: 6.31%	5,136,484
	Net Assets: 100.00%	$81,387,209

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,274,904, representing 5.25% of net assets.

(c)	Interest only security.

(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(g)	Security in default on interest payments.

(h)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(i)	Principal only security.

(j)	Security, or portion of security, is being held as collateral for options written.

(k)	Less than 0.005%.

(l)

Security in default on interest payments. Subsequent to March 31, 2011, the issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at March 31, 2011: 16.18%
(Cost Payable $13,172,227)
FNMA	3.500%	04/18/11	$7,000,000	$7,010,934
FNMA	4.000%	04/18/11	6,000,000	6,159,372
				$13,170,306

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sales Commitments at March 31, 2011: (4.28)%
(Proceeds Receivable $3,474,414)
FNMA	4.000%	04/13/11	$(2,500,000)	$(2,455,077)
FNMA	4.000%	04/18/11	(1,000,000)	(1,026,562)
				$(3,481,639)

SCHEDULE OF OPTIONS WRITTEN

Contracts		Value
(6)	90-Day EURO Future, Expires September 2011, Strike Price $99.375 Call	$(3,525)
(6)	90-Day EURO Future, Expires September 2011, Strike Price $99.375 Put	(1,050)
	Total Options Written (Proceeds $6,120)	$(4,575)

FUTURES CONTRACTS

At March 31, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
90-Day EURO Dollar	Long	101	12/20/11	$25,097,238	$28,812
90-Day EURO Dollar	Long	42	03/20/12	10,410,225	8,588
				$35,507,463	$37,400

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
	Canal Point II Ltd., Sec. Notes, Series AI
10/03/07-04/10/08	0.000%, 06/25/14(h)	$1,389,489	$73,901	0.09%
	FNMA, Series 1998-M4, Class N
02/11/05-02/16/05	1.040%, 02/25/35(a)(c)	567,934	1	0.00	%(k)
	FNMA, Series 2000-M2, Class IO
06/14/06-03/21/07	0.000%, 06/17/40(a)(c)	112,023	28	0.00	%(k)
	GNMA, Series 2002-28, Class IO
07/24/06-08/01/06	0.536%, 01/16/42(a)(c)	960,579	152,199	0.19%
	GNMA, Series 2003-64, Class XA
05/17/07	0.111%, 08/16/43(a)(c)	479,473	40,009	0.05%
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
03/30/06	0.900%, 04/25/19 (c)	82,002	1	0.00	%(k)
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
03/29/06	0.735%, 11/15/26(a)(c)	685,416	506,848	0.62%
	NLV Financial Corp., Sr. Notes
01/18/07	7.500%, 08/15/33(b)	276,496	240,835	0.30%
	Preferred Term Securities XIII, Inc.
10/03/06-02/03/11	1.862%, 03/24/34(a)(b)	645,517	157,579	0.19%
		$5,198,929	$1,171,401	1.44%

Investment Abbreviations:

FHLMC-Federal Home Loan Mortgage Corporation

FNMA-Federal National Mortgage Association

GNMA-Government National Mortgage Association

Gtd.-Guaranteed

HUD-Department of Housing & Urban Development

IO-Interest Only

Jr.-Junior

Sec.-Secured

Sr.-Senior

STRIP-Separate Trading of Registered Interest and Principal of Securities

Sub.-Subordinated

Unsec.-Unsecured

Forward Large Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.00%
Consumer Discretionary: 13.56%
16,000	Comcast Corp., Class A	$395,520
16,600	Insignia Systems, Inc.(a)	118,026
7,247	McDonald’s Corp.	551,424
7,420	Omnicom Group, Inc.	364,025
7,010	Stanley Black & Decker, Inc.	536,966
11,740	Time Warner, Inc.	419,118
6,360	VF Corp.	626,651
		3,011,730
Consumer Staples: 9.56%
19,650	Archer-Daniels-Midland Co.	707,596
4,950	Coca-Cola Co.	328,432
6,000	McCormick & Co., Inc.	286,980
6,091	Procter & Gamble Co.	375,206
8,150	Wal-Mart Stores, Inc.	424,208
		2,122,422
Energy: 10.87%
6,190	Chevron Corp.	664,992
9,330	ConocoPhillips Corp.	745,094
7,270	Exxon Mobil Corp.	611,625
5,390	Royal Dutch Shell Plc, ADR	392,715
		2,414,426
Financials: 13.33%
8,760	American Express Co.	395,952
2,400	BlackRock, Inc.	482,424
6,470	Chubb Corp.	396,675
11,200	Invesco, Ltd.	286,272
8,830	JPMorgan Chase & Co.	407,063
2,400	Liberty Property Trust	78,960
8,064	MetLife, Inc.	360,703
15,710	NYSE Euronext, Inc.	552,521
		2,960,570

Health Care: 12.32%
6,280	Abbott Laboratories	308,034
4,690	Becton, Dickinson and Co.	373,418
12,600	Cardinal Health, Inc.	518,238
6,156	Johnson & Johnson	364,743
6,600	Novartis AG, ADR	358,710
25,260	Pfizer, Inc.	513,030
4,200	Techne Corp.	300,720
		2,736,893
Industrials: 13.14%
4,460	3M Co.	417,010
8,250	Emerson Electric Co.	482,048
7,310	General Dynamics Corp.	559,654
2,200	National Presto Industries, Inc.	247,896
3,100	Nordson Corp.	356,686
7,620	Norfolk Southern Corp.	527,837
8,730	Waste Management, Inc.	325,978
		2,917,109
Information Technology: 15.53%
6,660	Automatic Data Processing, Inc.	341,725
22,010	Intel Corp.	443,941
2,820	International Business Machines Corp.	459,857
8,800	KLA-Tencor Corp.	416,856
7,720	Microchip Technology, Inc.	293,437
19,060	Microsoft Corp.	483,362
6,760	QUALCOMM, Inc.	370,651
17,800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	216,804
12,200	Texas Instruments, Inc.	421,632
		3,448,265
Materials: 3.47%
9,900	Bemis Co., Inc.	324,819
4,690	PPG Industries, Inc.	446,535
		771,354
Telecommunication Services: 2.22%
16,130	AT&T, Inc.	493,578
	Total Common Stocks (Cost $17,924,840)	20,876,347

CONVERTIBLE PREFERRED STOCKS: 2.71%
Financials: 2.71%
22,200	FelCor Lodging Trust, Inc., Series A, 1.950%	600,954
	Total Convertible Preferred Stocks (Cost $588,744)	600,954

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 4.46%
$989,394	Bank of America - Charlotte 0.030%, due 04/01/11	989,394
	Total Short-Term Bank Debt Instruments (Cost $989,394)	989,394
	Total Investments: 101.17% (Cost $19,502,978)	22,466,695
	Net Other Assets and Liabilities: (1.17)%	(259,027)
	Net Assets: 100.00%	$22,207,668

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depositary Receipt.

Forward Long/Short Credit Analysis Fund(a)

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
MUNICIPAL BONDS: 130.08%
Arizona: 3.62%
	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.)
$500,000	5.750%, 09/01/29(b)	$489,420
	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.), Series A
1,000,000	5.250%, 10/01/40	879,400
	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds
5,200,000	5.000%, 12/01/37(b)	4,322,291
	University Medical Center Corp., General Obligation, Arizona Hospital Revenue Bonds
1,705,000	5.000%, 07/01/35(b)	1,433,087
		7,124,198
California: 24.65%
	Anaheim California Public Financing Authority, Revenue Bonds (Anaheim Electric System Distribution)
700,000	5.000%, 10/01/29(b)	701,365
	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series A
1,300,000	5.000%, 12/01/32(b)	1,168,141
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21	502,025
	California Health Facilities Financing Authority, Revenue Bonds (Cedars - Sinai Medical Center)
1,875,000	5.000%, 08/15/39(b)	1,603,969
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E
1,550,000	4.750%, 02/01/30(b)	1,308,324
	California State Public Works Board, Lease Revenue Bonds (Department General Services - Buildings 8 & 9), Series A
975,000	6.250%, 04/01/34	989,664

	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,000,000	8.361%, 10/01/34(b)	1,042,010
	California State Public Works Board, Revenue Bonds, Series A-1
2,000,000	5.750%, 03/01/30(b)	1,961,500
	California Statewide Communities Development Authority, Revenue Bonds (Cottage Health Obligated Group)
1,000,000	5.250%, 11/01/30(b)	931,570
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
6,865,000	4.500%, 06/01/27(b)	5,111,130
5,500,000	5.125%, 06/01/47(b)	3,304,565
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2, VRDN
6,000,000	0.000%, 06/01/37(c)	3,388,620
	Inland Empire Tobacco Securitization Authority, Revenue Bonds (California Tobacco Settlement), Series A
1,990,000	5.000%, 06/01/21(b)	1,583,543
	Long Beach Bond Finance Authority, Natural Gas Purchase (Libor Index), Series B, VRDN
4,500,000	1.659%, 11/15/27(b)(c)	3,267,675
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15(b)	1,056,820
	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A
2,700,000	5.125%, 08/15/22(b)	2,659,878
	Los Angeles Department of Water & Power, Revenue Bonds (Build America Bonds)
250,000	5.716%, 07/01/39	232,140
	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds (Facility Sublease - International Airport)
2,000,000	6.350%, 11/01/25(b)	1,875,360
	Los Angeles Unified School District, General Obligation Unlimited Taxable Bonds (Qualified School Construction), Series J-1
750,000	5.981%, 05/01/27(b)	736,380
	M-S-R Energy Authority, Revenue Bonds, Series B
2,350,000	6.500%, 11/01/39(b)	2,386,707
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
3,500,000	0.923%, 07/01/27(b)(c)	2,471,140
	Palomar Pomerado Health Care, Certificate Participation (California Hospital District)
1,200,000	6.750%, 11/01/39(b)	1,157,328

	Port of Oakland, California Un-Refunded Revenue Bonds, Series M
1,070,000	5.375%, 11/01/27(b)	980,216
	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A
450,000	5.375%, 02/01/36(b)	440,010
	State of California Municipal Bonds
1,925,000	5.250%, 04/01/14(b)	2,017,016
	State of California Municipal Bonds, VRDN
1,250,000	5.650%, 04/01/39(b)(c)	1,314,225
	State of California, General Obligation Unlimited Bonds
200,000	5.000%, 06/01/32	186,284
1,745,000	5.750%, 04/01/31(b)	1,788,747
	State of California, General Obligation Unlimited Bonds (Veterans)
1,020,000	5.050%, 12/01/36(b)	905,525
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR
2,000,000	5.000%, 06/01/37	1,308,520
		48,380,397
Colorado: 2.63%
	Denver City & County Special Facilities Airport Revenue Bonds (United Airlines Project A)
1,500,000	5.750%, 10/01/32	1,294,680
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
1,385,000	1.308%, 12/01/33(b)(c)	870,805
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
700,000	5.750%, 11/15/18	734,664
2,265,000	6.500%, 11/15/38(b)	2,257,593
		5,157,742
Connecticut: 4.20%
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A
815,000	5.850%, 09/01/28(b)	823,419
	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series B
1,250,000	5.950%, 09/01/28	1,255,800
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
1,500,000	5.000%, 07/01/30(b)	1,440,765

	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Wesleyan University)
400,000	5.000%, 07/01/39(b)	388,772
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
600,000	5.000%, 07/01/26(b)	600,228
	Connecticut State Housing Finance Authority, Revenue Bonds, Series A-3
1,800,000	4.500%, 11/15/28(b)	1,668,348
	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1
270,000	5.000%, 02/01/17(b)	306,979
	State of Connecticut, Special Tax Obligation Revenue Bonds (Build America Bonds-Transportation Infrastructure)
1,800,000	5.459%, 11/01/30(b)	1,768,608
		8,252,919
Florida: 3.17%
	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1
2,245,000	5.250%, 06/01/17(b)	2,345,554
900,000	6.000%, 06/01/16(b)	973,476
	JEA, Florida Electric Systems, Revenue Bonds, Series 3A
450,000	3.500%, 10/01/18(b)	448,236
	Sarasota County, Florida Public Hospital District, Hospital Revenue Bonds (Sarasota Memorial Hospital Project), Series A
1,000,000	5.625%, 07/01/39(b)	986,670
	Tallahassee Florida Health Facilities, Revenue Bonds (Memory Healthcare Project
1,500,000	6.375%, 12/01/30(b)	1,475,925
		6,229,861
Georgia: 5.15%
	Clayton County, Georgia Development Authority Special Facilities Revenue Bonds (Delta Airlines), Series B
600,000	9.000%, 06/01/35	631,740
	DeKalb County Hospital Authority, Revenue Anticipation Certificates, Revenue Bonds (DeKalb Medical Center, Inc. Project)
1,500,000	6.125%, 09/01/40(b)	1,393,305
	Main Street Natural Gas, Inc., Revenue Bonds (Georgia Gas Project), Series A
3,535,000	5.500%, 09/15/27(b)	3,319,683
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
1,400,000	6.655%, 04/01/57(b)	1,317,596

	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series J
1,600,000	6.637%, 04/01/57(b)	1,521,600
	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
2,050,000	7.055%, 04/01/57(b)	1,933,969
		10,117,893
Guam: 2.00%
	Guam Government Municipal Bonds, Series A
1,000,000	6.000%, 11/15/19(b)	1,033,860
2,900,000	6.750%, 11/15/29(b)	2,901,595
		3,935,455
Illinois: 9.32%
	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E
500,000	6.138%, 12/01/39(b)	451,460
	Chicago, O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)
5,800,000	5.500%, 12/01/30(b)	4,207,378
	County of Cook, Illinois Recovery Zone Facility Revenue Bonds (Navistar International Corp.)
1,000,000	6.500%, 10/15/40(b)	992,190
	Illinois Finance Authority, Revenue Bonds (Provena Health System), Series A
1,500,000	6.000%, 05/01/28(b)	1,424,715
	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A
1,000,000	7.000%, 08/15/44(b)	992,220
	Illinois Finance Authority, Revenue Bonds (Swedish Covenant Hospital), Series A
1,500,000	6.000%, 08/15/38(b)	1,400,895
	Northern Illinois Municipal Power Agency, Revenue Bonds (Build America Bonds Power Project)
750,000	6.859%, 01/01/39(b)	763,463
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
3,865,000	5.500%, 06/01/23(b)	3,712,447
2,000,000	6.000%, 06/01/28(b)	1,947,640
	State of Illinois General Obligation Bonds (Build America Bonds)
2,500,000	6.630%, 02/01/35(b)	2,394,050
		18,286,458

Indiana: 1.05%
	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series B
2,000,000	6.116%, 01/15/40(b)	2,053,639
Iowa: 1.44%
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C
4,250,000	5.625%, 06/01/46	2,822,553
Kentucky: 3.88%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A
2,675,000	5.375%, 08/15/24	2,757,443
	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A
500,000	6.375%, 06/01/40(b)	468,945
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)
2,350,000	6.125%, 02/01/37(b)	2,303,494
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)
2,400,000	5.250%, 10/01/36(b)	2,092,560
		7,622,442
Louisiana: 6.30%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)
2,450,000	6.750%, 11/01/32(b)	2,486,089
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
2,000,000	6.000%, 07/01/29(b)	2,050,700
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
4,155,000	5.250%, 05/15/38(b)	3,375,230
	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A
870,000	5.125%, 06/01/37(b)	794,649
	Tobacco Settlement Financing Corp., Asset Backed, Series 2001B
4,000,000	5.875%, 05/15/39	3,659,560
		12,366,228

Maryland: 0.10%
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
200,000	5.350%, 07/01/34(b)	201,036
Massachusetts: 0.71%
	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I
1,400,000	6.250%, 01/01/27	1,399,832
Michigan: 2.78%
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
1,225,000	5.250%, 11/15/32(b)	1,068,886
	Michigan Strategic Fund Ltd., Revenue Bonds (Detroit Edison Co., Project), Series A
2,000,000	5.500%, 06/01/30(b)	1,886,860
	Wayne County Michigan, General Obligation Limited Tax Notes, Series B-3, VRDN
2,500,000	4.255%, 09/15/12(b)(c)	2,500,525
		5,456,271
Missouri: 0.44%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34(b)	860,362
Nevada: 0.78%
	Las Vegas Valley Water District, General Obligation Limited Taxable Bonds (Build America Bonds), Series A
1,650,000	5.700%, 03/01/40(b)	1,526,927
New Hampshire: 1.31%
	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN
2,450,000	4.500%, 07/01/27(c)	2,563,337
New Jersey: 7.11%
	New Jersey Economic Development Authority, Revenue Bonds
800,000	5.375%, 06/15/14	834,584
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project)
4,075,000	6.250%, 09/15/29	3,641,053

	New Jersey State Turnpike Authority, Revenue Bonds (Build America Bonds)
1,400,000	7.102%, 01/01/41	1,506,946
	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
7,700,000	4.500%, 06/01/23(b)	6,436,121
2,540,000	5.000%, 06/01/41	1,535,176
		13,953,880
New York: 12.25%
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
1,000,000	6.000%, 07/15/30(b)	965,590
	Long Island Power Authority, New York Electric System, Revenue Bonds (Build America Bonds)
1,250,000	5.850%, 05/01/41(b)	1,150,888
	Nassau County, New York Tobacco Settlement Corp., Asset-Backed Sr. Convertible Revenue Bonds, Series A-2
750,000	5.250%, 06/01/26	673,763
	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
3,000,000	8.000%, 08/01/28(b)(c)	3,076,080
	New York City, Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)
1,700,000	6.668%, 11/15/39(b)	1,735,258
	New York City, New York General Obligation Bonds (Build America Bonds)
1,600,000	5.985%, 12/01/36(b)	1,606,528
	New York City, New York Health & Hospital Corp., Revenue Bonds (Health System), Series A
2,000,000	5.000%, 02/15/30(b)	1,892,120
	New York City, New York Housing Development Corp., Multifamily Housing Revenue Bonds, Series K
900,000	4.950%, 11/01/39	848,817
	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured GNMA/FNMA, Series B
1,700,000	4.950%, 05/15/36(b)	1,628,294
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
2,295,000	5.000%, 01/01/18(b)	2,309,619
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
450,000	6.011%, 06/15/42(b)	460,877
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series FF-2
975,000	5.000%, 06/15/40(b)	947,232

	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3
675,000	5.250%, 01/15/39(b)	667,163
	New York State Thruway Authority, Revenue Bonds (Build America Bonds, Highway & Bridge Trust)
700,000	5.883%, 04/01/30(b)	705,558
	Port Authority of New York & New Jersey, Special Obligations Revenue Bonds (JFK International Airport Terminal Llc)
1,000,000	5.500%, 12/01/31	953,660
3,500,000	6.000%, 12/01/42(b)	3,301,655
	TSASC, Inc., Revenue Bonds, Series 1
1,700,000	5.125%, 06/01/42	1,132,183
		24,055,285
North Carolina: 0.38%
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
750,000	5.000%, 01/01/30	743,640
Ohio: 6.57%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
1,000,000	5.939%, 02/15/47(b)	866,369
765,000	6.053%, 02/15/43(b)	689,204
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-1
570,000	5.000%, 06/01/11	571,522
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2
3,035,000	5.125%, 06/01/24(b)	2,314,188
5,600,000	5.875%, 06/01/30(b)	4,054,904
	Lorain County Ohio Port Authority, Recovery Zone Economic Development, Revenue Bonds
1,500,000	6.750%, 12/01/40(b)	1,512,510
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B
500,000	5.800%, 12/01/38(b)	499,270
	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), VRDN
1,150,000	5.100%, 11/01/42(b)(c)	1,205,005
	Ohio State Higher Educational Facility Commission, Revenue Bonds (Summa Health Systems Project)
500,000	5.750%, 11/15/40	435,685
	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F
740,000	5.250%, 09/01/28(b)	742,790
		12,891,447

Oklahoma: 1.30%
	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A, VRDN
2,500,000	7.750%, 06/01/35(c)	2,551,150
Pennsylvania: 1.67%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,500,000	6.750%, 11/01/24(b)	1,561,200
	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)
750,000	7.000%, 07/15/39(b)	787,305
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 110B
1,000,000	4.750%, 10/01/39(b)	931,400
		3,279,905
Puerto Rico: 10.10%
	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A
26,000,000	0.000%, 05/15/50	785,720
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32(b)	1,840,140
	Puerto Rico Commonwealth Highway & Transportation Authority, Highway, Insured MBIA, Inc., Revenue Bonds, Series Z
400,000	6.250%, 07/01/15(b)	433,932
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L
1,850,000	5.250%, 07/01/38(b)	1,583,489
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N
2,000,000	5.250%, 07/01/39(b)	1,705,680
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,300,000	5.500%, 07/01/24(b)	1,287,832
475,000	5.500%, 07/01/25(b)	465,776
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16(b)	1,383,668
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC
2,000,000	5.250%, 07/01/27	1,878,160
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,700,000	0.903%, 07/01/31(b)(c)	1,775,952

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25(b)	1,214,513
	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series AA
1,210,000	5.500%, 07/01/16	1,287,876
	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Special Facilities Revenue Bonds (American Airlines), Series A
1,100,000	6.450%, 12/01/25	944,075
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13(b)	948,294
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series A, VRDN
1,000,000	5.250%, 08/01/29(b)(c)	1,013,440
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
800,000	5.500%, 08/01/28(b)	780,744
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series C
500,000	6.000%, 08/01/39	497,925
		19,827,216
Rhode Island: 0.46%
	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1
1,000,000	5.000%, 10/01/48(b)	893,160
Tennessee: 4.04%
	Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Revenue Bonds (Build America Bonds), Series A-2
750,000	7.431%, 07/01/43(b)	789,863
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series C
2,585,000	5.000%, 02/01/19	2,547,207
2,700,000	5.000%, 02/01/20	2,647,026
2,000,000	5.000%, 02/01/21	1,943,040
		7,927,136
Texas: 9.45%
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series 1999C
1,000,000	7.700%, 03/01/32	267,120
	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN
650,000	5.750%, 05/01/36(b)(c)	613,672

	Brazos, Texas, Harbor Industrial Development Corp., Environmental Facilities Revenue Bonds (DOW Chemical Project), VRDN
3,000,000	5.900%, 05/01/38(b)(c)	2,955,480
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project)
1,300,000	6.000%, 11/01/14	1,244,854
	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series E
2,325,000	6.750%, 07/01/29(b)	2,235,278
	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN
800,000	0.455%, 12/01/33(c)(d)(e)	736,000
	Sabine River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series A
750,000	5.500%, 05/01/22(b)	693,900
	Tarrant County, Texas, Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Scott & White Healthcare)
2,800,000	5.250%, 08/15/40(b)	2,565,444
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series A
2,000,000	5.250%, 12/15/19	1,988,820
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,546,335
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
5,000,000	0.907%, 12/15/26(c)	3,566,849
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28(b)	132,867
		18,546,619
Virgin Islands: 1.88%
	Virgin Islands Public Finance Authority, Revenue Refunding Bonds (Matching Fund Loan Notes), Series A
350,000	6.000%, 10/01/39	337,523
	Virgin Islands Public Finance Authority, Revenue Bonds (Gross receipts taxes loan notes)
450,000	5.000%, 10/01/24	443,493

	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	412,740
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,800,000	5.000%, 10/01/29(b)	2,488,220
		3,681,976
Wisconsin: 1.34%
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
2,355,000	5.625%, 04/15/39(b)	2,167,212
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare)
555,000	5.250%, 08/15/34(b)	464,030
		2,631,242
	Total Municipal Bonds (Cost $263,078,681)	255,340,206

CORPORATE BONDS: 11.15%
Communications: 0.81%
	XM Satellite Radio, Inc., Sr. Unsec. Notes
1,500,000	7.625%, 11/01/18(b)(f)	1,590,000
Consumer Cyclical: 0.53%
	General Motors Corp., Sr. Unsec. Notes
250,000	7.200%, 01/15/11(b)(g)	73,125
	United Air Lines, Inc., Sr. Sec. Notes
907,000	9.875%, 08/01/13(b)(f)	962,554
		1,035,679
Industrial: 4.21%
	Energy XXI Gulf Coast, Inc., Gtd. Notes
3,120,000	9.250%, 12/15/17(f)	3,346,200
	Enterprise Products Operating Llc, Gtd. Notes, Series B
2,500,000	7.034%, 01/15/68(b)(c)	2,597,233
	Southern Union Co., Jr. Sub. Notes
2,425,000	7.200%, 11/01/66(b)(c)	2,328,000
		8,271,433
Private University: 0.40%
	Rensselaer Polytechnic Institute Notes
750,000	5.600%, 09/01/20	787,130

Technology: 0.39%
	Xerox Capital Trust I, Gtd. Notes
745,000	8.000%, 02/01/27(b)	759,738
Utility: 4.81%
	Dominion Resources, Inc., Jr. Sub. Bonds
3,250,000	6.300%, 09/30/66(b)(c)	3,193,496
	PPL Capital Funding, Inc., Bonds
3,275,000	6.700%, 03/30/67(b)(c)	3,233,888
	Wisconsin Energy Corp., Jr. Sub. Notes
3,000,000	6.250%, 05/15/67(b)(c)	3,015,033
		9,442,417
	Total Corporate Bonds (Cost $20,591,879)	21,886,397
Shares
EXCHANGE-TRADED FUNDS: 0.75%
Natural Resources: 0.75%
34,500	United States Oil Fund Lp(h)	1,469,010
	Total Exchange-Traded Funds (Cost $1,430,006)	1,469,010

PREFERRED STOCKS: 1.72%
Financials: 0.95%
	Citigroup Capital XII(b)
50,000	8.500%	1,316,500
	JPMorgan Chase Capital XXVIII(b)
21,250	7.200%	548,250
		1,864,750
Utility: 0.77%
	Southern California Edison Co.(b)
15,000	5.349%	1,523,438
	Total Preferred Stocks (Cost $3,280,063)	3,388,188

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 8.71%
	Bank of America-Charlotte
$17,088,463	0.030%, due 04/01/11	17,088,463
	Total Short-Term Bank Debt Instruments (Cost $17,088,463)	17,088,463
	Total Investments: 152.41% (Cost $305,469,092)	299,172,264
	Net Other Assets and Liabilities: (52.41)%	(102,876,165)
	Net Assets: 100.00%	$196,296,099

Principal Amount
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Allstate Corp., Sr. Unsec. Notes
$(3,000,000)	5.550%, 05/09/35	$(2,938,509)
	Ally Financial, Inc., Gtd. Notes
(3,000,000)	6.250%, 12/01/17	(3,060,000)
	Altria Group, Inc., Gtd. Notes
(3,500,000)	4.125%, 09/11/15	(3,636,433)
	American Airlines, Inc., Sr. Sec. Notes
(2,000,000)	7.500%, 03/15/16	(1,987,500)
	Bank of America Corp., Sr. Unsec. Notes
(1,000,000)	5.625%, 07/01/20	(1,027,044)
	Cemex Finance Llc, Sr. Sec. Notes
(2,000,000)	9.500%, 12/14/16	(2,165,000)
	Cemex SAB de CV, Sr. Sec. Notes
(500,000)	9.000%, 01/11/18	(526,875)
	Citigroup, Inc., Sr. Unsec. Notes
(3,000,000)	5.375%, 08/09/20	(3,089,490)
(1,500,000)	8.125%, 07/15/39	(1,886,223)
	Continental Airlines, Inc., Sr. Sec. Notes
(2,000,000)	6.750%, 09/15/15	(2,027,500)
	Dow Chemical Co., Sr. Unsec. Notes
(2,250,000)	4.250%, 11/15/20	(2,153,833)

	Duke Energy Carolinas Llc, Unsub. Sr. Notes
(500,000)	6.100%, 06/01/37	(536,297)
	Ford Motor Credit Co. Llc., Sr. Unsec. Notes
(3,250,000)	5.750%, 02/01/21	(3,210,558)
	Goldman Sachs Group, Inc., Sr. Notes
(1,600,000)	6.000%, 06/15/20	(1,692,000)
	International Paper Co., Unsec. Sr. Notes
(250,000)	5.300%, 04/01/15	(269,270)
	Praxair, Inc., Sr. Unsec. Notes
(1,000,000)	3.250%, 09/15/15	(1,036,297)
	Prudential Financial, Inc., Sr. Unsec. Notes, Medium-Term Note
(3,000,000)	4.500%, 11/15/20	(2,939,646)
	Safeway, Inc., Sr. Unsec. Notes
(3,000,000)	7.250%, 02/01/31	(3,347,628)
	Texas Competitive Electric Holdings Co. Llc., Gtd. Multi-Step Coupon Bonds, Series B
(1,500,000)	10.250%, 11/01/15	(881,250)
	Time Warner Cable, Inc., Gtd. Notes
(1,500,000)	6.750%, 06/15/39	(1,572,197)
Government Bonds
	United States Treasury Bonds
(19,000,000)	4.250%, 11/15/40	(18,156,875)
	United States Treasury Notes
(7,500,000)	1.500%, 12/31/13	(7,565,040)
(22,500,000)	2.000%, 01/31/16	(22,306,635)
(16,750,000)	2.250%, 11/30/17	(16,162,443)
(16,400,000)	3.625%, 02/15/21	(16,612,692)
	Total Securities Sold Short (Proceeds $120,337,570)	$(120,787,235)

(a)	Effective May 1, 2011, the Forward Long/Short Credit Analysis Fund changed its name to the Forward Credit Analysis Long/Short Fund.

(b)	Security, or portion of security, is being held as collateral for short sales.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,898,754, representing 3.01% of net assets.

(g)	Security in default on interest payments. Subsequent to March 31, 2011, pursuant to the bankruptcy plan, the Fund received common stock, warrants and an escrow bond in exchange for the security.

(h)	Non-income producing security.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/21/07	Panhandle-Plains Higher Education Authority, Inc., Student Loan Revenue Bonds, Insured Federal Student Loans, Sr. Series A-1, VRDN 0.455%, 12/01/33(c)(e)	$800,000	$736,000	0.37%

Investment Abbreviations:

GNMA/FNMA - Government National Mortgage Association/Federal National Mortgage Association

Gtd. - Guaranteed

Jr. - Junior

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Unsub. - Unsubordinated

VRDN - Variable Rate Demand Notes

Forward Mortgage Securities Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Par Value		Value (Note 1)
SHORT-TERM BANK DEBT INSTRUMENTS: 99.67%
$29,537,885	Bank of America - Charlotte 0.030%, due 04/01/11	$29,537,885
	Total Short-Term Bank Debt Instruments (Cost $29,537,885)	29,537,885
	Total Investments: 99.67% (Cost $29,537,885)	29,537,885
	Net Other Assets and Liabilities: 0.33%	97,069
	Net Assets: 100.00%	$29,634,954

FORWARD COMMITMENT

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at March 31, 2011: 132.66%
(Cost Payable $39,353,113)
FHLMC-Gold	4.000%	04/13/11	$500,000	$490,078
FHLMC-Gold	4.500%	04/13/11	4,800,000	4,869,749
FHLMC-Gold	4.500%	04/18/11	200,000	209,281
FHLMC-Gold	5.500%	04/13/11	2,300,000	2,398,109
FHLMC-Gold	5.500%	04/13/11	4,600,000	4,903,315
FHLMC-Gold	6.000%	04/13/11	2,000,000	2,171,250
FNMA	3.500%	04/13/11	1,400,000	1,315,563
FNMA	3.500%	04/18/11	1,000,000	1,001,562
FNMA	4.000%	04/13/11	3,300,000	3,240,702
FNMA	4.000%	04/18/11	700,000	718,593
FNMA	4.500%	04/13/11	7,700,000	7,825,125
FNMA	5.000%	04/13/11	4,600,000	4,807,000
FNMA	5.000%	04/18/11	2,100,000	2,230,267
FNMA	5.500%	04/13/11	1,000,000	1,068,750
FNMA	5.500%	04/18/11	200,000	216,344
FNMA	6.000%	04/13/11	1,700,000	1,847,688
				$39,313,376

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sale Commitments at March 31, 2011: (132.66)%
(Proceeds Receivable $39,333,242)
FHLMC-Gold	4.000%	04/13/11	$(500,000)	$(490,078)
FHLMC-Gold	4.500%	04/13/11	(4,800,000)	(4,869,749)
FHLMC-Gold	4.500%	04/18/11	(200,000)	(209,281)
FHLMC-Gold	5.500%	04/13/11	(4,600,000)	(4,903,315)
FHLMC-Gold	5.500%	04/13/11	(2,300,000)	(2,398,109)
FHLMC-Gold	6.000%	04/13/11	(2,000,000)	(2,171,250)
FNMA	3.500%	04/13/11	(1,400,000)	(1,315,563)
FNMA	3.500%	04/18/11	(1,000,000)	(1,001,562)
FNMA	4.000%	04/13/11	(3,300,000)	(3,240,702)
FNMA	4.000%	04/18/11	(700,000)	(718,593)
FNMA	4.500%	04/13/11	(7,700,000)	(7,825,125)

FNMA	5.000%	04/13/11	(4,600,000)	(4,807,000)
FNMA	5.000%	04/18/11	(2,100,000)	(2,230,267)
FNMA	5.500%	04/13/11	(1,000,000)	(1,068,750)
FNMA	5.500%	04/18/11	(200,000)	(216,344)
FNMA	6.000%	04/13/11	(1,700,000)	(1,847,688)
				$(39,313,376)

Percentages are stated as a percent of net assets.

Investment Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Forward Real Estate Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 98.03%
Real Estate Operating/Development: 0.58%
68,507	Thomas Properties Group, Inc.(a)	$229,498
REITs-Apartments: 14.89%
12,200	American Campus Communities, Inc.	402,600
5,600	Associated Estates Realty Corp.	88,928
12,000	AvalonBay Communities, Inc.	1,440,960
5,000	BRE Properties, Inc.	235,900
20,000	Camden Property Trust	1,136,400
32,000	Equity Residential	1,805,120
6,000	Home Properties, Inc.	353,700
18,000	UDR, Inc.	438,660
		5,902,268
REITs-Diversified: 10.53%
18,600	American Assets Trust, Inc.	395,622
34,400	Cousins Properties, Inc.	287,240
14,500	Digital Realty Trust, Inc.	843,030
22,000	Lexington Realty Trust	205,700
22,272	Vornado Realty Trust	1,948,800
15,900	Washington REIT	494,331
		4,174,723
REITs-Health Care: 15.36%
38,700	HCP, Inc.	1,468,278
26,500	Health Care REIT, Inc.	1,389,660
36,000	OMEGA Healthcare Investors, Inc.	804,240
27,100	Senior Housing Properties Trust	624,384
33,135	Ventas, Inc.	1,799,231
		6,085,793
REITs-Hotels: 10.58%
30,639	Chatham Lodging Trust	497,884
18,700	Chesapeake Lodging Trust	325,567
23,500	DiamondRock Hospitality Co.	262,495
132,800	FelCor Lodging Trust, Inc.(a)	814,064
95,985	Host Hotels & Resorts, Inc.	1,690,296
23,900	Summit Hotel Properties, Inc.(a)	237,566
35,800	Sunstone Hotel Investors, Inc.(a)	364,802
		4,192,674
REITs-Office Property: 12.19%
10,100	Alexandria Real Estate Equities, Inc.	787,497
19,215	Boston Properties, Inc.	1,822,542
11,525	Corporate Office Properties Trust	416,514
15,600	Douglas Emmett, Inc.	292,500
13,330	Hudson Pacific Properties, Inc.	195,951
11,100	Kilroy Realty Corp.	431,013

6,400	Mack-Cali Realty Corp.	216,960
8,900	SL Green Realty Corp.	669,280
		4,832,257
REITs-Regional Malls: 13.64%
51,070	General Growth Properties, Inc.(a)	790,564
19,300	Macerich Co.	955,929
34,147	Simon Property Group, Inc.	3,659,192
		5,405,685
REITs-Shopping Centers: 9.24%
5,050	Acadia Realty Trust	95,546
44,200	Excel Trust, Inc.	521,118
10,000	Federal Realty Investment Trust	815,600
49,100	Kimco Realty Corp.	900,494
25,800	Tanger Factory Outlet Centers, Inc.	676,992
26,066	Weingarten Realty Investors, Inc.	653,214
		3,662,964
REITs-Storage: 5.43%
15,600	Public Storage, Inc.	1,730,196
10,700	Sovran Self Storage, Inc.	423,185
		2,153,381
REITs-Warehouse/Industrial: 5.59%
16,700	AMB Property Corp.	600,699
2,200	EastGroup Properties, Inc.	96,734
11,600	First Potomac Realty Trust	182,700
83,500	ProLogis	1,334,330
		2,214,463
	Total Common Stocks (Cost $25,031,045)	38,853,706

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.84%
$331,516	Wells Fargo Bank & Co. - San Francisco 0.030%, due 04/01/11	331,516
	Total Short-Term Bank Debt Instruments (Cost $331,516)	331,516
	Total Investments: 98.87% (Cost $25,362,561)	39,185,222
	Net Other Assets and Liabilities: 1.13%	446,024
	Net Assets: 100.00%	$39,631,246

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Forward Select Income Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 6.50%
Medical-Nursing Homes: 0.50%
477,607	Sun Healthcare Group, Inc.(a)(b)	$6,719,930
REITs-Diversified: 0.30%
330,000	Winthrop Realty Trust	4,042,500
REITs-Health Care: 1.83%
107,000	Omega Healthcare Investors, Inc.	2,390,380
1,054,002	Sabra Healthcare REIT, Inc.(b)	18,560,976
150,000	Senior Housing Properties Trust	3,456,000
		24,407,356
REITs-Hotels: 1.58%
776,505	Chatham Lodging Trust	12,618,206
850,500	Summit Hotel Properties, Inc.(a)	8,453,970
		21,072,176
REITs-Mortgage: 0.58%
210,400	American Capital Agency Corp.	6,131,056
200,000	MFA Financial, Inc.	1,640,000
		7,771,056
REITs-Office Property: 1.29%
605,000	CommonWealth REIT	15,711,850
44,487	Mack-Cali Realty Corp.	1,508,109
		17,219,959
REITs-Shopping Centers: 0.42%
450,000	Ramco-Gershenson Properties Trust	5,638,500
	Total Common Stocks (Cost $79,803,845)	86,871,477

CONVERTIBLE PREFERRED STOCKS: 1.86%
REITs-Hotels: 1.86%
	FelCor Lodging Trust, Inc.
919,588	Series A, 1.950%(b)	24,893,247
	Total Convertible Preferred Stocks (Cost $21,747,109)	24,893,247

EXCHANGE-TRADED FUNDS: 1.27%
1,100,000	ProShares UltraShort Real Estate(a)	17,006,000
	Total Exchange-Traded Funds (Cost $19,699,069)	17,006,000
PREFERRED STOCKS: 93.86%
Hotels & Motels: 0.04%
	Red Lion Hotels Capital Trust
23,445	9.500%	594,682
Real Estate Management/Services: 0.96%
	Grubb & Ellis Co.
221,146	12.000%(b)(c)	12,812,646
Real Estate Operating/Development: 1.30%
	Forest City Enterprises, Inc.
724,723	7.375%(b)	17,342,621
REITs-Apartments: 7.56%
	Apartment Investment & Management Co.
300,000	Series T, 8.000%(b)	7,530,000
1,889,913	Series U, 7.750%(b)	47,191,128
91,750	Series V, 8.000%	2,308,430
202,308	Series Y, 7.875%	5,067,815
	BRE Properties, Inc.
232,266	Series C, 6.750%(b)	5,688,194
483,000	Series D, 6.750%(b)	11,746,560
	Equity Residential
361,200	Series K, 8.290%(b)	18,827,550
	Essex Property Trust, Inc.
124,800	Series F, 7.813%	2,776,800
		101,136,477
REITs-Diversified: 13.99%
	CapLease, Inc.
698,000	Series A, 8.125%(b)	17,296,440
	Cousins Properties, Inc.
14,400	Series A, 7.750%	361,440
332,989	Series B, 7.500%(b)	8,268,117
	Duke Realty Corp.
455,300	Series L, 6.600%(b)	10,635,808
274,773	Series N, 7.250%(b)	6,866,577
	DuPont Fabros Technology, Inc.
747,000	Series A, 7.875%(b)	18,712,350
120,000	Series B, 7.625%	2,982,000
	Entertainment Properties Trust
196,796	Series B, 7.750%	4,791,983
123,700	Series C, 5.750%	2,498,740
154,744	Series D, 7.375%(b)	3,704,571
644,101	Series E, 9.000%(b)	17,796,511

	Lexington Realty Trust
654,530	Series B, 8.050%(b)	16,389,431
303,428	Series C, 6.500%(b)	12,953,341
533,483	Series D, 7.550%(b)	12,600,868
	PS Business Parks, Inc.
122,532	Series H, 7.000%(b)	3,055,948
102,400	Series O, 7.375%(b)	2,575,360
529,300	Series P, 6.700%(b)	12,914,920
200,000	Series R, 6.875%	4,934,000
	Vornado Realty LP
1,005,363	7.875%(b)	27,235,285
	Vornado Realty Trust
22,100	Series E, 7.000%(b)	555,152
		187,128,842
REITs-Health Care: 5.17%
	Cogdell Spencer, Inc.
548,000	Series A, 8.500%	13,524,640
	HCP, Inc.
10,400	Series E, 7.250%(b)	260,104
764,174	Series F, 7.100%(b)	19,020,291
	Health Care REIT, Inc.
184,550	Series D, 7.875%(b)	4,678,343
494,310	Series F, 7.625%(b)	12,619,734
	LTC Properties, Inc.
759,905	Series F, 8.000%(b)	19,088,813
		69,191,925
REITs-Hotels: 13.23%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(b)	5,189,184
1,402,300	Series D, 8.450%(b)	34,188,074
	Eagle Hospitality Properties Trust, Inc.
641,300	Series A, 8.250%(a)(b)	1,803,656
	FelCor Lodging Trust, Inc.
1,252,783	Series C, 8.000%	33,837,669
	Hersha Hospitality Trust
493,433	Series A, 8.000%(b)	12,256,876
	Hospitality Properties Trust
186,733	Series B, 8.875%	4,763,559
552,147	Series C, 7.000%(b)	13,444,779
	LaSalle Hotel Properties
62,990	Series D, 7.500%	1,531,917
550,900	Series E, 8.000%	13,877,171
526,404	Series G, 7.250%(b)	12,528,415
120,000	Series H, 7.500%	2,888,400
	Pebblebrook Hotel Trust
300,000	Series A, 7.875%	7,497,000
	Sunstone Hotel Investors, Inc.
1,339,097	Series A, 8.000%(b)	33,089,087
		176,895,787
REITs-Manufactured Homes: 0.74%
	Equity Lifestyle Properties, Inc.
400,000	Series A, 8.034%	9,916,000

REITs-Mortgage: 3.78%
	iStar Financial, Inc.
183,963	Series D, 8.000%(b)	3,901,855
828,429	Series E, 7.875%(b)	17,231,323
354,666	Series F, 7.800%(b)	7,359,320
582,897	Series G, 7.650%(b)	12,019,336
81,126	Series I, 7.500%(b)	1,646,858
	NorthStar Realty Finance Corp.
30,791	Series A, 8.750%	720,201
342,031	Series B, 8.250%	7,675,176
		50,554,069
REITs-Office Property: 13.96%
	Alexandria Real Estate Equities, Inc.
350,000	Series C, 8.375%(b)	8,925,000
102,798	Series D, 7.000%	2,641,909
	BioMed Realty Trust, Inc.
1,383,700	Series A, 7.375%(b)	35,339,697
	Brandywine Realty Trust
274,150	Series C, 7.500%(b)	6,864,716
123,053	Series D, 7.375%(b)	3,077,556
	CommonWealth REIT
24,500	7.500%	516,215
300,000	Series C, 7.125%(b)	7,536,000
531,555	Series D, 6.500%(b)	11,439,064
	Corporate Office Properties Trust
633,125	Series G, 8.000%(b)	16,106,700
15,300	Series H, 7.500%(b)	383,877
98,045	Series J, 7.625%(b)	2,453,086
	Highwoods Properties, Inc.
2,526	Series A, 8.625%	2,695,558
224,304	Series B, 8.000%(b)	5,697,322
	Hudson Pacific Properties, Inc.
546,200	Series B, 8.375%	13,859,825
	Kilroy Realty Corp.
355,000	Series E, 7.800%(b)	9,024,100
404,649	Series F, 7.500%(b)	10,191,085
	Parkway Properties, Inc.
830,500	Series D, 8.000%(b)	20,604,705
	SL Green Realty Corp.
1,047,129	Series C, 7.625%(b)	26,241,052
119,031	Series D, 7.875%(b)	3,001,962
		186,599,429
REITs-Regional Malls: 10.31%
	CBL & Associates Properties, Inc.
540,330	Series C, 7.750%(b)	13,454,217
1,738,779	Series D, 7.375%(b)	42,269,717
	Glimcher Realty Trust
698,508	Series F, 8.750%(b)	17,881,805
1,070,508	Series G, 8.125%(b)	26,698,470
	Simon Property Group, Inc.
15,000	Series J, 8.375%(b)	918,000

	Taubman Centers, Inc.
792,866	Series G, 8.000%(b)	20,051,581
659,966	Series H, 7.625%(b)	16,571,746
		137,845,536
REITs-Shopping Centers: 15.76%
	Cedar Shopping Centers, Inc.
731,223	Series A, 8.875%	18,317,136
	Developers Diversified Realty Corp.
1,002,143	Series G, 8.000%(b)	25,153,789
850,000	Series H, 7.375%(b)	21,080,000
227,700	Series I, 7.500%(b)	5,681,115
	Excel Trust, Inc.
400,000	Series A, 7.000%(c)	9,800,000
	Kimco Realty Corp.
9,100	Series F, 6.650%(b)	224,133
992,447	Series G, 7.750%(b)	25,664,680
	Kite Realty Group Trust
205,000	Series A, 8.250%	4,993,800
	Regency Centers Corp.
14,525	Series C, 7.450%(b)	366,030
230,488	Series D, 7.250%(b)	5,736,846
	Saul Centers, Inc.
631,428	Series A, 8.000%(b)	16,101,414
635,013	Series B, 9.000%(b)	16,735,768
	Urstadt Biddle Properties, Inc.
80,000	Series C, 8.500%(b)	8,308,400
481,400	Series D, 7.500%(b)	12,311,805
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%	5,675,000
1,450,000	Series F, 6.500%(b)	34,394,001
		210,543,917
REITs-Single Tenant: 0.55%
	National Retail Properties, Inc.
292,450	Series C, 7.375%(b)	7,384,363
REITs-Warehouse/Industrial: 6.51%
	AMB Property Corp.
239,400	Series M, 6.750%(b)	5,865,300
323,069	Series O, 7.000%(b)	8,079,956
469,707	Series P, 6.850%(b)	12,094,955
	First Potomac Realty Trust
301,300	Series A, 7.750%	7,532,500
	Monmouth Real Estate Investment Corp.
432,050	Series A, 7.625%(b)	10,876,859
	ProLogis
446,380	Series C, 8.540%(b)	25,067,049
435,165	Series F, 6.750%(b)	10,291,652
302,803	Series G, 6.750%(b)	7,261,216
		87,069,487
	Total Preferred Stocks (Cost $1,094,628,808)	1,255,015,781

Principal Amount
CORPORATE BONDS: 9.90%
Real Estate Management/Services: 1.36%
	BR Malls International Finance Ltd., Gtd. Notes
$17,280,000	8.500%, Perpetual Maturity(c)(d)	18,144,000
Real Estate Operating/Development: 0.60%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
8,143,000	6.500%, 02/01/17(b)	7,552,633
550,000	7.625%, 06/01/15(b)	533,500
		8,086,133
REITs-Diversified: 1.93%
	DuPont Fabros Technology LP, Gtd. Notes
11,500,000	8.500%, 12/15/17(b)	12,721,875
	Entertainment Properties Trust, Sr. Unsec. Notes
12,000,000	7.750%, 07/15/20(b)(c)	13,020,000
		25,741,875
REITs-Health Care: 0.54%
	Aviv Healthcare Properties LP, Sr. Notes
1,750,000	7.750%, 02/15/19(c)	1,833,125
	Sabra Health/ Capital Corp., Gtd. Notes
5,000,000	8.125%, 11/01/18	5,300,000
		7,133,125
REITs-Shopping Centers: 0.60%
	Developers Diversified Realty Corp.
7,000,000	7.875%, 09/01/20	8,029,224
REITs-Warehouse/Industrial: 2.62%
	First Industrial LP, Sr. Unsec. Notes
8,000,000	5.950%, 05/05/17(b)	7,542,920
1,750,000	7.500%, 12/01/17(b)	1,744,348
10,626,000	7.600%, 07/15/28(b)	10,479,902
10,549,000	5.750%, 01/15/16(b)	10,048,566
	First Industrial LP. Sr. Unsec. Notes
7,500,000	7.150%, 05/15/27	5,363,655
		35,179,391
Retail-Toy Store: 2.25%
	Toys R Us Property Co., I Llc, Gtd. Notes
26,355,000	10.750%, 07/15/17(b)	30,044,700
	Total Corporate Bonds (Cost $118,945,375)	132,358,448

CONVERTIBLE CORPORATE BONDS: 2.47%
REITs-Mortgage: 2.47%
	NorthStar Realty Finance Lp
19,125,000	7.500%, 03/15/31(c)	19,172,813

	NRFC NNN Holdings Llc
13,000,000	11.500%, 06/15/13(b)(c)	13,861,250
	Total Convertible Corporate Bonds (Cost $31,741,346)	33,034,063

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 0.31%
	Citibank - New York
$4,168,430	0.030%, due 04/01/11	4,168,430
	Total Short - Term Bank Debt Instruments (Cost $4,168,430)	4,168,430
	Total Investments: 116.17% (Cost $1,370,733,982)	1,553,347,446
	Net Other Assets and Liabilities: (16.17)%	(216,211,014)
	Net Assets: 100.00%	$1,337,136,432

(a)	Non-income producing security.

(b)

Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securites was $729,656,724, representing 54.57% of net assets.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $88,643,834, representing 6.63% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. - Guaranteed

REIT - Real Estate Investment Trust

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Forward Strategic Realty Fund(a)

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 88.05%
Building-Residential/Commercial: 0.38%
20,000	Ryland Group, Inc.	$318,000
Hotels & Motels: 0.22%
75,000	Overseas Union Enterprise, Ltd.	185,641
Pipelines: 0.51%
14,200	Kinder Morgan, Inc.(b)	420,888
Real Estate Operating/Development: 2.56%
81,000	Global Logistic Properties, Ltd.(b)	120,167
102,000	Great Eagle Holdings, Ltd.	340,282
75,000	Hysan Development Co., Ltd.	308,541
126,000	Soundwill Holdings, Ltd.	190,817
41,000	Sun Hung Kai Properties, Ltd.	649,375
153,680	Thomas Properties Group, Inc.(b)	514,828
		2,124,010
REITs-Apartments: 12.55%
22,000	AvalonBay Communities, Inc.(c)	2,641,760
28,100	Camden Property Trust(c)	1,596,642
55,900	Equity Residential(c)	3,153,318
10,000	Essex Property Trust, Inc.	1,240,000
15,000	Home Properties, Inc.	884,250
36,408	UDR, Inc.	887,263
		10,403,233
REITs-Diversified: 10.05%
40,800	American Assets Trust, Inc.	867,816
16,000	Astro Japan Property Group	48,656
10,800	CapLease, Inc.	59,184
60,000	CoreSite Realty Corp.	950,400
76,800	Cousins Properties, Inc.	641,280
23,600	Digital Realty Trust, Inc.(c)	1,372,104
23,000	Duke Realty Corp.	322,230
47,700	Lexington Realty Trust	445,995
37,237	Vornado Realty Trust(c)	3,258,237
29,632	Winthrop Realty Trust	362,992
		8,328,894
REITs-Health Care: 12.41%
92,400	HCP, Inc.(c)	3,505,656
26,600	Health Care REIT, Inc.	1,394,904
32,700	Omega Healthcare Investors, Inc.	730,518
12,678	Sabra Healthcare REIT, Inc.	223,260
21,800	Senior Housing Properties Trust	502,272
72,364	Ventas, Inc.(c)	3,929,364
		10,285,974

REITs-Hotels: 10.29%
67,168	Chatham Lodging Trust	1,091,480
41,300	Chesapeake Lodging Trust	719,033
52,400	DiamondRock Hospitality Co.(c)	585,308
245,500	FelCor Lodging Trust, Inc.(b)(c)	1,504,915
210,388	Host Hotels & Resorts, Inc.(c)	3,704,933
52,200	Summit Hotel Properties, Inc.(b)	518,868
39,500	Sunstone Hotel Investors, Inc.(b)	402,505
		8,527,042
REITs-Mortgage: 1.82%
53,900	Annaly Capital Management, Inc.(c)	940,555
6,800	CreXus Investment Corp.	77,656
23,100	iStar Financial, Inc.(b)	212,058
112,300	RAIT Financial Trust	276,258
		1,506,527
REITs-Office Property: 10.43%
13,450	Alexandria Real Estate Equities, Inc.(c)	1,048,697
29,030	Boston Properties, Inc.(c)	2,753,495
25,800	Brandywine Realty Trust	313,212
31,742	Corporate Office Properties Trust	1,147,156
32,670	Hudson Pacific Properties, Inc.	480,249
22,900	Kilroy Realty Corp.	889,207
13,600	Mack-Cali Realty Corp.	461,040
20,700	SL Green Realty Corp.(c)	1,556,640
		8,649,696
REITs-Regional Malls: 11.97%
55,506	General Growth Properties, Inc.(b)	859,233
35,400	Macerich Co.(c)	1,753,362
51,947	Simon Property Group, Inc.(c)	5,566,640
140,700	Westfield Group	1,359,280
140,700	Westfield Retail Trust	381,297
		9,919,812
REITs-Shopping Centers: 7.32%
10,750	Acadia Realty Trust	203,390
97,400	Excel Trust, Inc.	1,148,346
15,600	Federal Realty Investment Trust(c)	1,272,336
117,200	Kimco Realty Corp.(c)	2,149,448
50,000	Ramco-Gershenson Properties Trust(c)	626,500
25,600	Tanger Factory Outlet Centers, Inc.	671,744
		6,071,764
REITs-Storage: 1.82%
13,600	Public Storage(c)	1,508,376
REITs-Warehouse/Industrial: 5.72%
35,300	AMB Property Corp.	1,269,741
26,500	First Potomac Realty Trust	417,375
18	Monmouth Real Estate Investment Corp., Class A	148
173,800	ProLogis(c)	2,777,324

16,000	Terreno Realty Corp.	275,680
		4,740,268
	Total Common Stocks (Cost $50,935,379)	72,990,125
PREFERRED STOCKS: 24.62%
Real Estate Management/Services: 0.49%
	Grubb & Ellis Co.
7,000	12.000%(d)	405,563
REITs-Diversified: 6.84%
	CapLease, Inc.
35,000	Series A, 8.125%(c)	867,300
	Entertainment Properties Trust
40,000	Series B, 7.750%(c)	974,000
	Lexington Realty Trust
51,900	Series B, 8.050%	1,299,576
106,920	Series D, 7.550%(c)	2,525,450
		5,666,326
REITs-Hotels: 7.05%
	Ashford Hospitality Trust, Inc.
80,700	Series D, 8.450%(c)	1,967,466
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(c)	1,488,850
	Hersha Hospitality Trust
52,900	Series A, 8.000%	1,314,036
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000%(c)	1,069,943
		5,840,295
REITs-Mortgage: 0.22%
	Anworth Mortgage Asset Corp.
7,309	Series A, 8.625%(c)	183,310
REITs-Office Property: 1.33%
	Parkway Properties, Inc.
44,400	Series D, 8.000%	1,101,564
REITs-Regional Malls: 6.53%
	CBL & Associates Properties, Inc.
70,000	Series C, 7.750%	1,743,000
75,330	Series D, 7.375%(c)	1,831,272
	Glimcher Realty Trust
73,800	Series G, 8.125%	1,840,572
		5,414,844
REITs-Shopping Centers: 1.55%
	Developers Diversified Realty Corp.
17,300	Series I, 7.500%	431,635
	Kite Realty Group Trust
35,000	Series A, 8.250%(c)	852,600
		1,284,235

REITs-Warehouse/Industrial: 0.61%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	507,779
	Total Preferred Stocks (Cost $16,100,187)	20,403,916
WARRANTS: 0.08%
Financials: 0.08%
1,130,600	Henderson Land Development Co., Ltd., Warrants, Strike Price 58 HKD, (expiring 06/01/11)(b)	66,860
	Total Warrants (Cost $225,231)	66,860
Principal Amount
CONVERTIBLE CORPORATE BONDS: 1.06%
REITs-Mortgage: 1.06%
	NorthStar Realty Finance LP
$875,000	7.500%, 03/15/31(d)	877,188
	Total Convertible Corporate Bonds (Cost $876,912)	877,188
CORPORATE BONDS: 0.91%
REITs-Regional Malls: 0.91%
	BR Malls International Finance Ltd., Gtd. Notes
720,000	8.500%, Perpetual Maturity(d)(e)	756,000
	Total Corporate Bonds (Cost $720,800)	756,000
	Total Investments: 114.72% (Cost $68,858,509)	95,094,089
	Net Other Assets and Liabilities: (14.72)%	(12,198,993)
	Net Assets: 100.00%	$82,895,096

Shares
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
(55,000)	CB Richard Ellis Group, Inc., Class A	$(1,468,500)
(15,000)	CBL & Associates Properties, Inc.	(261,300)
(10,000)	Cohen & Steers, Inc.	(296,800)
(10,000)	Family Dollar Stores, Inc.	(513,200)
(45,000)	Glimcher Realty Trust	(416,250)
(40,000)	Hovnanian Enterprises, Inc., Class A	(141,200)
(10,000)	Jones Lang LaSalle, Inc.	(997,400)

(40,000)	Lennar Corp., Class A	(724,800)
(30,000)	Pinnacle Entertainment, Inc.	(408,600)
(30,000)	Realty Income Corp.	(1,048,500)
(10,000)	The Sherwin-Williams Co.	(839,900)
(2,400)	Whitestone REIT, Class B	(34,464)
EXCHANGE-TRADED FUNDS
(25,000)	SPDR S&P Homebuilders ETF	(455,250)
	Total Securities Sold Short
	(Proceeds $5,993,742)	$(7,606,164)

(a)	Effective May 1, 2011, the Forward Strategic Realty Fund changed its name to the Forward Real Estate Long/Short Fund.

(b)	Non-income producing security.

(c)

Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $36,061,433.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,038,751, representing 2.46% of net assets.

(e)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(100)	Alexandria RE, Expires July 2011, Strike Price $85.00 Call	$(10,500)
(55)	AvalonBay Community, Expires July 2011, Strike Price $130.00 Call	(7,150)
(11)	Boston Properties, Expires July 2011, Strike Price $105.00 Call	(935)
(100)	Equity Residential, Expires July 2011, Strike Price $60.00 Call	(10,000)
(50)	Simon Property Group, Expires April 2011, Strike Price $115.00 Call	(600)
(100)	Simon Property Group, Expires July 2011, Strike Price $120.00 Call	(7,500)
	Total purchased or written option
	(Proceeds $51,557)	$(36,685)

Investment Abbreviations:

ETF - Exchange-Traded Fund

Gtd. - Guaranteed

HKD - Hong Kong Dollar

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

Forward Small Cap Equity Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.97%
Consumer Discretionary: 12.02%
157,000	Dana Holding Corp.(a)	$2,730,230
6,000	Deckers Outdoor Corp.(a)	516,900
100,000	Finish Line, Inc., Class A	1,985,000
10,500	Fossil, Inc.(a)	983,325
70,750	Live Nation Entertainment, Inc.(a)	707,500
25,000	P.F. Chang’s China Bistro, Inc.	1,154,750
26,050	Peet’s Coffee & Tea, Inc.(a)	1,252,745
79,000	Regal Entertainment Group, Class A	1,066,500
156,550	Saks, Inc.(a)	1,770,581
241,450	Sinclair Broadcast Group, Inc., Class A	3,027,783
97,850	Unifi, Inc.(a)	1,663,450
32,575	Warnaco Group, Inc.(a)	1,862,963
		18,721,727
Consumer Staples: 1.11%
380,682	Star Scientific, Inc.(a)	1,728,296
Energy: 9.13%
65,800	Brigham Exploration Co.(a)	2,446,444
15,300	CARBO Ceramics, Inc.	2,159,136
79,500	Cloud Peak Energy, Inc.(a)	1,716,405
11,900	Dril-Quip, Inc.(a)	940,457
30,000	Hornbeck Offshore Services, Inc.(a)	925,500
181,100	Key Energy Services, Inc.(a)	2,816,105
27,000	Kinder Morgan, Inc.(a)	800,280
56,600	Swift Energy Co.(a)	2,415,688
		14,220,015
Financials: 14.84%
41,400	Alterra Capital Holdings, Ltd.	924,876
56,900	Altisource Portfolio Solutions SA(a)	1,745,692
20,900	Bank of Hawaii Corp.	999,438
34,450	Financial Engines, Inc.(a)	949,442
8,800	First Financial Bankshares, Inc.	452,056
55,100	International Bancshares Corp.	1,010,534

100,000	iStar Financial, Inc.(a)	918,000
259,000	KKR Financial Holdings Llc	2,535,610
26,050	MB Financial, Inc.	546,008
44,950	PacWest Bancorp	977,663
600,000	RAIT Financial Trust	1,476,000
4,000	SCBT Financial Corp.	133,120
35,800	Stifel Financial Corp.(a)	2,570,082
200,000	Strategic Hotels & Resorts, Inc.(a)	1,290,000
235,300	Sunstone Hotel Investors, Inc.(a)	2,397,707
32,524	SVB Financial Group(a)	1,851,591
203,200	Synovus Financial Corp.	487,680
6,000	Texas Capital Bancshares, Inc.(a)	155,940
4,500	Umpqua Holdings Corp.	51,480
25,000	World Acceptance Corp.(a)	1,630,000
		23,102,919
Health Care: 8.62%
175,950	Health Management Associates, Inc., Class A(a)	1,917,855
52,200	Healthspring, Inc.(a)	1,950,713
113,850	Myriad Genetics, Inc.(a)	2,294,078
65,900	Natus Medical, Inc.(a)	1,107,120
32,700	Owens & Minor, Inc.	1,062,096
17,800	Quality Systems, Inc.	1,483,452
42,800	SXC Health Solutions Corp.(a)	2,345,440
49,975	VCA Antech, Inc.(a)	1,258,371
		13,419,125
Industrials: 13.37%
16,700	Acacia Research Corp.(a)	571,474
91,300	Actuant Corp., Class A	2,647,700
18,600	American Science & Engineering, Inc.	1,717,896
100,000	Capstone Turbine Corp.(a)	181,000
133,300	Commercial Vehicle Group, Inc.(a)	2,378,072
24,975	Gardner Denver, Inc.	1,948,799
82,675	LMI Aerospace, Inc.(a)	1,670,862
13,775	Nordson Corp.	1,584,952
56,875	Rollins, Inc.	1,154,563
210,500	Steelcase, Inc., Class A	2,395,490
139,750	Titan International, Inc.	3,718,747
33,600	Titan Machinery, Inc.(a)	848,400
		20,817,955
Information Technology: 24.59%
111,500	Advanced Energy Industries, Inc.(a)	1,823,025
34,200	Anixter International, Inc.	2,390,238
95,000	Ciena Corp.(a)	2,466,200

81,000	Cognex Corp.	2,288,250
15,000	Concur Technologies, Inc.(a)	831,750
60,000	Cray, Inc.(a)	387,000
562,300	Dot Hill Systems Corp.(a)	1,591,309
45,000	Fabrinet(a)	907,200
90,100	FEI Co.(a)	3,038,172
40,000	Finisar Corp.(a)	984,000
48,200	International Rectifier Corp.(a)	1,593,492
37,000	KLA-Tencor Corp.	1,752,690
379,700	Magma Design Automation, Inc.(a)	2,589,554
23,500	NeoPhotonics Corp.(a)	265,785
107,950	Netscout Systems, Inc.(a)	2,949,194
28,000	Oclaro, Inc.(a)	322,280
33,900	Omnivision Technologies, Inc.(a)	1,204,467
37,100	Rackspace Hosting, Inc.(a)	1,589,735
20,000	SolarWinds, Inc.(a)	469,200
190,000	Spreadtrum Communications, Inc., ADR(a)	3,524,500
34,450	Synaptics, Inc.(a)	930,839
12,800	Synchronoss Technologies, Inc.(a)	444,800
141,500	Take-Two Interactive Software, Inc.(a)	2,174,855
44,850	Viasat, Inc.(a)	1,786,824
		38,305,359
Materials: 8.47%
90,000	Georgia Gulf Corp.(a)	3,330,000
273,600	Hecla Mining Co.(a)	2,484,287
41,325	Mesabi Trust	1,700,111
70,750	RTI International Metals, Inc.(a)	2,203,863
27,550	Silgan Holdings, Inc.	1,050,757
105,720	Stillwater Mining Co.(a)	2,424,160
		13,193,178
Telecommunication: 0.57%
600,000	Level 3 Communications, Inc.(a)	882,000
Utilities: 1.25%
36,200	Nicor, Inc.	1,943,940
	Total Common Stocks (Cost $132,209,169)	146,334,514

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 5.06%
$7,877,154	HSBC Bank - New York 0.030%, due 04/01/11	7,877,154
	Total Short - Term Bank Debt Instruments (Cost $7,877,154)	7,877,154
	Total Investments: 99.03% (Cost $140,086,323)	154,211,668
	Net Other Assets and Liabilities: 0.97%	1,507,508
	Net Assets: 100.00%	$155,719,176

(a)	Non-income producing security.

Percentages are stated as a percentage of net assets.

FUTURES CONTRACTS

At March 31, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Russell 2000 Mini Index Future	Long	75	06/20/11	$6,312,750	$44,736
				$6,312,750	$44,736

Investment Abbreviations:

ADR - American Depositary Receipt

Forward SMIDPlus Fund(a)

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY NOTES: 8.56%
Federal Farm Credit Bank (FFCB): 2.77%
	FFCB, Bonds
$5,000,000	2.875%, 06/03/19	$4,754,145
Federal National Mortgage Association (FNMA): 5.79%
	FNMA, Notes
10,000,000	1.000%, 09/17/15 (b)	9,912,850
	Total Agency Notes (Cost $14,958,735)	14,666,995

AGENCY PASS-THROUGH SECURITIES: 12.90%
Federal Home Loan Mortgage Corp (FHLMC): 4.50%
	FHLMC
10,998	1.625%, 12/01/17 (c)	11,171
26,063	1.950%, 06/01/20 (c)	26,870
122,170	2.087%, 12/01/35 (c)	127,840
97,152	2.108%, 12/01/35 (c)	101,518
44,893	2.162%, 10/01/28 (c)	46,523
5,133	2.266%, 01/01/26 (c)	5,246
147,108	2.364%, 08/01/33 (c)	152,398
5,155	2.375%, 11/01/22 (c)	5,191
5,928	2.448%, 09/01/30 (c)	6,236
63,983	2.460%, 09/01/28 (c)	67,115
9,375	2.464%, 09/01/27 (c)	9,853
27,090	2.465%, 05/01/33 (c)	28,227
8,512	2.488%, 12/01/27 (c)	8,957
156,782	2.498%, 07/01/30 (c)	165,691
428,286	2.507%, 09/01/33 (c)	431,957
12,657	2.517%, 10/01/31 (c)	12,765
53,300	2.519%, 05/01/36 (c)	55,874
35,773	2.522%, 02/01/34 (c)	37,462
35,775	2.554%, 07/01/31 (c)	37,836
78,467	2.554%, 02/01/35 (c)	82,096
9,097	2.557%, 12/01/27 (c)	9,589
1,153	2.558%, 03/01/24 (c)	1,160
18,038	2.572%, 03/01/33 (c)	18,975
9,449	2.584%, 01/01/24 (c)	9,530
9,946	2.586%, 10/01/32 (c)	10,030
53,838	2.588%, 11/01/28 (c)	56,585
24,967	2.595%, 07/01/33 (c)	25,200
13,313	2.600%, 02/01/32 (c)	13,919
21,026	2.600%, 02/01/35 (c)	21,174
14,763	2.625%, 04/01/32 (c)	14,887
78,689	2.635%, 08/01/35 (c)	82,471

21,955	2.667%, 08/01/32 (c)	22,953
183,143	2.685%, 03/01/32 (c)	193,195
21,385	2.692%, 09/01/30 (c)	22,561
158,903	2.776%, 09/01/31 (c)	160,064
132,918	2.784%, 04/01/33 (c)	133,905
40,747	2.875%, 02/01/33 (c)	42,490
19,572	2.906%, 03/01/19 (c)	20,032
24,072	2.912%, 11/01/26 (c)	24,950
21,088	2.962%, 02/01/31 (c)	22,196
86,318	3.000%, 04/01/18 (c)	88,800
16,396	3.024%, 05/01/35 (c)	17,008
60,438	3.048%, 01/01/29 (c)	63,443
5,938	3.305%, 06/01/19 (c)	5,980
34,577	3.676%, 05/01/24 (c)	34,872
6,361	3.874%, 10/01/22 (c)	6,707
105,807	3.893%, 01/01/37 (c)	111,127
27,300	4.032%, 06/01/18 (c)	27,492
24,773	5.457%, 06/01/37 (c)	26,423
32,880	5.465%, 06/01/35 (c)	35,039
79,564	5.619%, 11/01/30 (c)	82,028
110,389	5.675%, 02/01/36 (c)	115,702
16,106	6.258%, 09/01/36 (c)	16,866
20,462	6.432%, 01/01/37 (c)	21,676
	FHLMC, Gold
65,104	1.969%, 07/01/29 (c)	67,192
39,144	2.375%, 10/01/26 (c)	40,971
3,246	2.401%, 12/01/22 (c)	3,384
7,901	2.413%, 07/01/19 (c)	7,955
18,546	2.466%, 01/01/31 (c)	18,701
3,295	2.478%, 03/01/17 (c)	3,312
31,005	2.544%, 02/01/25 (c)	31,356
26,236	2.553%, 09/01/30 (c)	27,548
4,507	2.700%, 01/01/28 (c)	4,757
67,667	2.864%, 06/01/35 (c)	68,147
38,938	4.310%, 10/01/20 (c)	40,735
4,103,360	5.000%, 08/01/20	4,409,072
8,029	5.505%, 08/01/24 (c)	8,473
		7,711,458
Federal National Mortgage Association (FNMA): 8.40%
	FNMA
83,904	0.973%, 09/01/22 (c)	84,346
7,922	1.479%, 06/01/21 (c)	7,832
32,072	1.713%, 01/01/31 (c)	32,572
221,363	1.718%, 06/01/40 (c)	225,223
7,981	1.718%, 07/01/40 (c)	8,124
73,494	1.718%, 11/01/40 (c)	74,609
9,924	1.731%, 09/01/33 (c)	10,166
21,037	1.739%, 03/01/28 (c)	21,565
17,017	1.749%, 11/01/33 (c)	17,531
8,198	1.814%, 11/01/33 (c)	8,400
23,531	1.842%, 09/01/27 (c)	24,271
20,405	1.877%, 05/01/32 (c)	20,948
30,979	1.911%, 08/01/33 (c)	31,839
20,378	1.960%, 01/01/20 (c)	21,049
65,624	2.000%, 10/01/34 (c)	66,680
42,091	2.005%, 01/01/35 (c)	43,772
210,221	2.010%, 02/01/33 (c)	218,595
29,579	2.034%, 01/01/35 (c)	30,929
76,762	2.036%, 11/01/35 (c)	79,870
93,699	2.052%, 05/01/33 (c)	97,295

50,956	2.057%, 05/01/35 (c)	53,005
32,600	2.062%, 11/01/33 (c)	33,892
99,229	2.064%, 05/01/29 (c)	100,222
85,079	2.068%, 06/01/35 (c)	88,548
65,702	2.070%, 11/01/35 (c)	68,114
13,545	2.109%, 12/01/24 (c)	13,852
18,630	2.121%, 04/01/18 (c)	19,072
28,113	2.140%, 01/01/23 (c)	28,933
21,161	2.143%, 11/01/18 (c)	21,258
109,402	2.160%, 11/01/34 (c)	113,470
17,640	2.170%, 04/01/18 (c)	17,972
141,218	2.240%, 12/01/34 (c)	146,746
81,035	2.245%, 02/01/35 (c)	84,336
94,047	2.256%, 04/01/34 (c)	97,540
63,924	2.261%, 02/01/25 (c)	66,028
69,682	2.265%, 12/01/32 (c)	72,937
161,164	2.265%, 03/01/33 (c)	165,132
117,802	2.270%, 11/01/34 (c)	122,227
45,654	2.288%, 10/01/32 (c)	47,265
259,269	2.296%, 06/01/35 (c)	267,247
14,694	2.300%, 08/01/29 (c)	15,235
424,973	2.312%, 11/01/35 (c)	439,796
13,561	2.325%, 11/01/17 (c)	14,114
123,210	2.335%, 07/01/34 (c)	129,636
18,497	2.350%, 12/01/32 (c)	19,392
56,407	2.358%, 01/01/33 (c)	59,079
15,166	2.379%, 12/01/32 (c)	15,896
36,703	2.385%, 06/01/33 (c)	37,025
96,997	2.393%, 02/01/33 (c)	99,692
37,233	2.404%, 01/01/33 (c)	38,976
132,732	2.437%, 07/01/29 (c)	134,588
28,945	2.443%, 03/01/35 (c)	30,381
25,955	2.452%, 04/01/33 (c)	27,178
11,590	2.456%, 01/01/25 (c)	11,685
66,143	2.456%, 07/01/33 (c)	69,631
90,316	2.460%, 05/01/36 (c)	94,504
60,450	2.463%, 04/01/33 (c)	63,081
12,986	2.475%, 04/01/33 (c)	13,535
28,758	2.481%, 10/01/35 (c)	29,963
59,340	2.492%, 05/01/33 (c)	62,434
58,100	2.500%, 04/01/32 (c)	58,235
7,495	2.501%, 05/01/32 (c)	7,571
23,278	2.508%, 06/01/32 (c)	24,557
86,216	2.523%, 07/01/35 (c)	90,529
7,740	2.525%, 05/01/33 (c)	8,114
49,085	2.528%, 12/01/35 (c)	49,627
167,208	2.537%, 02/01/37 (c)	175,900
39,260	2.540%, 09/01/39 (c)	41,240
67,712	2.548%, 03/01/38 (c)	71,138
58,992	2.565%, 03/01/35 (c)	61,714
73,307	2.598%, 04/01/36 (c)	76,681
22,802	2.619%, 09/01/33 (c)	24,124
5,617	2.654%, 07/01/29 (c)	5,893
18,001	2.678%, 07/01/28 (c)	19,002
69,558	2.680%, 11/01/34 (c)	73,214
15,913	2.687%, 07/01/34 (c)	16,738
66,150	2.700%, 12/01/34 (c)	69,391
104,726	2.710%, 07/01/28 (c)	110,335
76,716	2.745%, 07/01/33 (c)	80,317
63,101	2.749%, 01/01/28 (c)	66,727
37,719	2.750%, 10/01/33 (c)	38,071
109,201	2.760%, 10/01/36 (c)	109,892

212,102	2.869%, 06/01/36 (c)	214,294
46,354	2.885%, 12/01/30 (c)	48,956
4,919	3.000%, 09/01/17 (c)	4,967
55,088	3.000%, 10/01/17 (c)	55,620
51,027	3.183%, 04/01/40 (c)	53,602
7,458	3.192%, 04/01/33 (c)	7,804
110,693	3.395%, 05/01/31 (c)	111,286
126,121	3.453%, 07/01/33 (c)	127,297
19,888	3.580%, 04/01/36 (c)	20,790
33,903	3.691%, 03/01/36 (c)	35,470
168,722	3.880%, 11/01/29 (c)	178,303
6,236	3.974%, 10/01/27 (c)	6,419
4,144,009	4.500%, 07/01/20	4,378,347
95,237	5.018%, 02/01/35 (c)	100,145
2,597	5.020%, 02/01/18 (c)	2,579
1,685,163	5.140%, 01/01/16	1,818,426
146,784	5.230%, 06/01/17 (c)	152,148
1,415,029	5.500%, 01/01/15	1,529,235
32,512	5.537%, 04/01/36 (c)	34,248
90,898	6.165%, 04/01/32 (c)	91,382
		14,409,561
	Total Agency Pass-Through Securities (Cost $22,149,213)	22,121,019

ASSET-BACKED SECURITIES: 20.77%
	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A4
1,900,573	4.783%, 07/10/43	1,955,670
	Bank of America Credit Card Trust, Series 2006-A13
4,140,000	0.275%, 05/16/16 (c)	4,118,522
	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5
5,000,000	4.850%, 02/18/14	5,008,705
	Chase Issuance Trust, Series 2008-A6
5,000,000	1.455%, 05/15/15 (c)	5,108,384
	Citibank Credit Card Issuance Trust, Series 2005-A3
3,218,000	0.322%, 04/24/14 (c)	3,214,496
	Discover Card Master Trust, Series 2009-A1
5,000,000	1.555%, 12/15/14 (c)	5,068,640
	GCO Education Loan Funding Trust, Class A5L
3,243,640	0.432%, 05/25/21 (c)	3,228,113
	Impac CMB Trust, Class A
770,523	5.730%, 01/25/33 (c)	779,419
	Northstar Education Finance, Inc., Revenue Bonds
5,000,000	0.478%, 04/29/19 (c)	4,949,300
	World Financial Network Credit Card Master Trust, Series 2010-A, Class B
2,000,000	6.750%, 04/15/19	2,168,062
	Total Asset-Backed Securities (Cost $35,740,316)	35,599,311

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.35%

Federal Home Loan Mortgage Corp (FHLMC): 2.56%
	FHLMC, REMICS
4,155,195	5.000%, 01/15/34	4,383,772
Federal National Mortgage Association (FNMA): 7.79%
	FNMA, REMICS
4,620,631	4.000%, 04/25/27	4,816,062
3,836,120	4.500%, 06/25/21	4,065,002
4,218,611	5.000%, 08/25/15	4,465,066
		13,346,130
	Total Collateralized Mortgage Obligations (Cost $17,783,887)	17,729,902
CORPORATE BONDS: 22.28%
Financials: 19.44%
	Bank of America Corp., Series 1999-3, Class B5
5,000,000	0.563%, 10/14/16 (c)	4,675,145
	Barclays Bank Plc, Sr. Unsec. Notes
1,300,000	4.250%, 02/09/21 (c)	1,272,144
	Citigroup, Inc., Sr. Unsec. Notes
5,000,000	0.435%, 03/07/14 (c)	4,893,830
	General Electric Capital Corp., Sr. Unsec. Notes
5,000,000	0.570%, 09/15/14 (c)	4,939,799
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
5,000,000	0.703%, 07/22/15 (c)	4,861,935
	Morgan Stanley, Sr. Unsec. Bonds
5,000,000	5.000%, 09/22/19 (c)	5,011,604
	SLM Corp., Sr. Unsec. Notes, Series BEd
1,259,000	3.746%, 06/15/13 (c)	1,242,822
	Vornado Realty LP, Sr. Unsec. Notes
1,500,000	4.250%, 04/01/15	1,535,081
	Wells Fargo & Co., Sr. Unsec. Notes
5,000,000	0.504%, 10/28/15 (c)	4,892,525
		33,324,885
Technology: 2.84%
	CA, Inc., Sr. Unsec. Notes
2,000,000	6.125%, 12/01/14	2,215,614
	Pitney Bowes, Inc., Sr. Unsec. Notes
2,500,000	5.000%, 03/15/15	2,655,670
		4,871,284
	Total Corporate Bonds (Cost $37,490,479)	38,196,169
MORTGAGE SECURITIES: 1.57%
	Commercial Mortgage Asset Trust, Class B
1,900,000	7.230%, 01/17/32	2,082,112

	Countrywide Alternative Loan Trust, Series 2002-18, Class A2
607,253	5.250%, 02/25/33	615,296
	Total Mortgage Securities (Cost $2,716,965)	2,697,408
MUNICIPAL BONDS: 0.87%
	Cook County Community High School District, No. 219 Niles Township, Series C, General Obligation Limited Taxable Bonds
520,000	2.700%, 12/01/14	516,584
	Mount Diablo California Unified School District, General Obligation Unlimited Taxable Bonds, Series B
1,000,000	3.009%, 08/01/15	980,830
	Total Municipal Bonds (Cost $1,523,615)	1,497,414
U.S. TREASURY BONDS & NOTES: 9.97%
	U.S. Treasury Notes
4,000,000	1.000%, 09/30/11 (d)	4,016,720
5,000,000	1.000%, 12/31/11	5,028,125
4,000,000	1.125%, 06/30/11 (d)	4,010,468
4,000,000	1.125%, 01/15/12	4,027,188
	Total U.S. Treasury Bonds & Notes (Cost $17,074,064)	17,082,501

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 9.59%
$16,442,709	Bank of America - Charlotte 0.030%, due 04/01/11	16,442,709
	Total Short - Term Bank Debt Instruments (Cost 16,442,709)	16,442,709
	Total Investments: 96.86% (Cost 165,879,983)	166,033,428
	Net Other Assets and Liabilities: 3.14%	5,390,858
	Net Assets: 100.00%	$171,424,286

(a)	Effective May 1, 2011, the Forward SMIDPlus Fund changed its name to the Forward Extended MarketPlus Fund.

(b)	Represents a step bond. Rate disclosed is as of March 31, 2011.

(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(d)	Security, or portion of security, is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital Intelligent Carry Index	85 Bps	Total Return	01/31/12	8,477,154	$(17,098)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/26/12	10,500,000	10,266
Barclays Capital	Barclays Capital Q-BES Large Cap US Excess Return Index	—	Total Return	01/31/12	3,213,891	16,366
Barclays Capital	Barclays Capital Q-GSP Large Cap US Excess Return Index	—	Total Return	01/31/12	7,684,612	(12,391)
Barclays Capital	Barclays Capital Q-Voltas US Excess Return Index	—	Total Return	01/31/12	8,558,466	(37,788)
BNP Paribas	BNP GURU US Long/Short Excess Return Index	75 Bps	Total Return	12/30/11	4,636,589	38,773
BNP Paribas	Russell 2500 Total Return Index	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	147,631,368	3,582,374
BNP Paribas	Russell 2500 Total Return Index	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	16,679,927	404,750
BNP Paribas	Russell 2500 Total Return Index	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	2,541,982	61,683
					209,923,989	$4,046,935

Investment Abbreviations:

Bps - Basis Points

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Unsec. - Unsecured

Forward Strategic Alternatives Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 20.49%
299,300	iShares Dow Jones U.S. Real Estate Index Fund	$17,778,419
	Total Exchange-Traded Funds (Cost $16,763,945)	17,778,419

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 7.64%
Federal Home Loan Mortgage Corp (FHLMC): 1.52%
	FHLMC
$11,263	2.000%, 12/01/16 (a)	11,434
462,067	2.688%, 09/01/35 (a)	480,538
111,595	2.745%, 05/01/31 (a)	117,659
556,636	2.814%, 06/01/32 (a)	561,655
134,655	3.026%, 05/01/27 (a)	135,603
15,957	3.043%, 10/01/32 (a)	16,114
		1,323,003
Federal National Mortgage Association (FNMA): 5.27%
	FNMA
179,538	1.518%, 10/01/44 (a)	179,404
15,373	2.010%, 08/01/35 (a)	16,018
638,177	2.022%, 07/01/34 (a)	665,391
911,062	2.039%, 01/01/35 (a)	951,678
788,059	2.050%, 05/01/33 (a)	818,046
26,934	2.096%, 03/01/34 (a)	28,050
10,614	2.123%, 03/01/34 (a)	11,048
93,984	2.278%, 05/01/33 (a)	94,540
368,376	2.415%, 12/01/33 (a)	386,008
67,910	2.485%, 10/01/27 (a)	71,558
7,688	2.500%, 11/01/24 (a)	8,115
84,965	2.515%, 10/01/32 (a)	89,286
80,494	2.535%, 02/01/35 (a)	84,430
81,662	2.705%, 07/01/34 (a)	85,631
299,674	2.718%, 04/01/35 (a)	314,559
141,467	2.744%, 01/01/30 (a)	149,970
96,587	2.847%, 12/01/25 (a)	101,894
137,986	3.100%, 04/01/33 (a)	138,861
148,200	3.205%, 09/01/31 (a)	154,646
148,348	4.320%, 06/01/32 (a)	149,282
35,980	6.158%, 09/01/37 (a)	38,695
33,657	6.551%, 01/01/37 (a)	36,280
		4,573,390

Government National Mortgage Association (GNMA): 0.85%
	GNMA
257,469	2.375%, 05/20/37 (a)	266,679
153,902	2.625%, 07/20/33 (a)	158,958
167,387	2.625%, 07/20/36 (a)	172,886
131,283	3.375%, 02/20/23 (a)	136,832
		735,355
	Total Agency Pass-Through Securities (Cost $6,630,845)	6,631,748
ASSET-BACKED SECURITIES: 3.81%
	Asset Securitization Corp., Class A4
248,000	6.420%, 02/14/43 (a)	264,727
	Brazos Higher Education Authority, Inc., Series 2005-2, Class A9
502,821	0.408%, 12/26/17 (a)	500,536
	Citibank Omni Master Trust, Class A8
1,000,000	2.355%, 05/16/16 (a)(b)	1,015,388
	JP Morgan Chase Commercial Mortgage Securities Corp., Class A3S
500,000	5.317%, 04/15/13	508,699
	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2
1,005,132	4.960%, 07/12/38	1,016,099
	Total Asset-Backed Securities (Cost $3,326,392)	3,305,449
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.64%
Federal National Mortgage Association (FNMA): 0.64%
	FNMA, REMICS
522,533	5.000%, 07/25/50	558,967
	Total Collateralized Mortgage Obligations (Cost $552,737)	558,967
CORPORATE BONDS: 13.98%
Financials: 11.72%
	American International Group, Inc., Sr. Unsec. Notes
250,000	0.409%, 03/20/12 (a)	247,959
	Citigroup, Inc., Sr. Unsec. Notes
500,000	0.000%, 04/01/14 (a)	500,733
500,000	6.375%, 08/12/14	552,635
	Federal Realty Investment Trust, Sr. Unsec. Notes
1,000,000	5.400%, 12/01/13	1,074,822
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
1,500,000	0.759%, 03/22/16 (a)	1,447,983
	ING Bank NV, Sr. Notes
500,000	1.623%, 10/18/13 (a)(b)	502,483

	JPMorgan Chase Bank NA, Sub. Notes
1,600,000	0.640%, 06/13/16 (a)	1,555,362
	Merrill Lynch & Co. Inc., Notes
1,000,000	0.763%, 01/15/15 (a)	968,427
	MetLife Institutional Funding II, Sec. Notes
350,000	0.000%, 04/04/14 (a)(b)	351,739
	Morgan Stanley, Sr. Unsec. Notes
1,500,000	1.903%, 01/24/14 (a)	1,530,980
	Wachovia Corp., Sr. Unsec. Notes
1,500,000	0.580%, 06/15/17 (a)	1,441,022
		10,174,145
Health Care: 0.23%
	Quest Diagnostics, Inc., Gtd. Notes
200,000	1.159%, 03/24/14 (a)	200,762
Technology: 0.81%
	Dell, Inc., Sr. Unsec. Notes
700,000	0.907%, 04/01/14 (a)	701,657
Utilities: 1.22%
	Enel Finance International NV, Gtd. Notes
1,000,000	5.700%, 01/15/13 (b)	1,058,548
	Total Corporate Bonds (Cost $12,115,814)	12,135,112
MUNICIPAL BONDS: 0.55%
	City of Pittsburgh Pennsylvania, General Obligation Unlimited, Taxable Pension, Series B
450,000	6.350%, 03/01/13	475,128
	Total Municipal Bonds (Cost $477,395)	475,128
STRUCTURED NOTES: 40.44%
	BNP Paribas, Bank Guaranteed Note Links to the BNP Millennium Index
15,000,000	0.177%, 09/16/11 (a)	22,302,076
	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index
8,000,000	0.000%, 04/28/11	8,201,600
4,500,000	0.000%, 03/16/12	4,586,400
	Total Structured Notes (Cost $28,177,600)	35,090,076

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 14.31%
$12,418,358	Bank of America - Charlotte 0.030%, due 04/01/11	12,418,358
	Total Short-Term Bank Debt Instruments (Cost $12,418,358)	12,418,358
	Total Investments: 101.86% (Cost $80,463,086)	88,393,257
	Net Other Assets and Liabilities: (1.86)%	(1,610,538	)(c)
	Net Assets: 100.00%	$86,782,719

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,928,158, representing 3.37% of net assets.

(c)	Includes cash which is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital Intelligent Carry Index	85 Bps	Total Return	07/31/13	24,436,111	$(49,285)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	10/26/11	25,000,000	24,443
Barclays Capital	Barclays Capital Q-BES Large Cap US Excess Return Index	—	Total Return	10/31/11	25,333,861	129,008
BNP Paribas	BNP GURU US Long/Short Excess Return Index	75 Bps	Total Return	10/31/11	26,388,697	220,673
					101,158,669	$324,839

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

MTN - Medium-Term Notes

REMICs - Real Estate Mortgage Investment Conduits

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Forward Tactical Enhanced Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Par Value		Value (Note 1)
SHORT - TERM BANK DEBT INSTRUMENTS: 75.61%
$5,915,939	Citibank - New York 0.030%, due 04/01/11	$5,915,939
	Total Short - Term Bank Debt Instruments
	(Cost $5,915,939)	5,915,939
	Total Investments: 75.61%
	(Cost $5,915,939)	5,915,939
	Net Other Assets and Liabilities: 24.39%	1,908,235
	Net Assets: 100.00%	$7,824,174

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At March 31, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Russell 2000 Mini Index Future	Long	62	06/20/11	$5,218,540	$108,630
S&P Mid 400 E-Mini Index Future	Long	53	06/20/11	5,231,100	88,158
				$10,449,640	$196,788

Forward Tactical Growth Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 33.31%
1,206,000	iShares MSCI Emerging Markets Index Fund	$58,720,140
312,800	Materials Select Sector SPDR Trust Fund	12,521,384
1,568,017	SPDR S&P 500 ETF Trust	207,777,933
	Total Exchange-Traded Funds
	(Cost $253,997,270)	279,019,457

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 69.64%
	Bank of America-Charlotte
$200,000,000	0.030%, due 04/01/11	200,000,000
	Citibank-New York
200,000,000	0.030%, due 04/01/11	200,000,000
	Wells Fargo Bank & Co.-San Francisco
183,424,792	0.030%, due 04/01/11	183,424,792
	Total Short-Term Bank Debt Instruments
	(Cost $583,424,792)	583,424,792
	Total Investments: 102.95%
	(Cost $837,422,062)	862,444,249
	Net Other Assets and Liabilities: (2.95)%	(24,706,256)
	Net Assets: 100.00%	$837,737,993

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At March 31, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
Russell 2000 Mini Index Future	Long	4,015	06/20/11	$337,942,550	$6,411,554
S&P 500 E-Mini Future	Long	1,879	06/20/11	124,107,950	1,584,773
				$462,050,500	$7,996,327

Investment Abbreviations:

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depository Receipts

Forward U.S. Government Money Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Principal Amount		Value (Note 1)
FINANCIAL COMPANY COMMERCIAL PAPER: 17.46%
	Bank of Novia Scotia, New York Agency
$10,000,000	0.253%, 06/13/11	$9,994,931
	BNP Paribas Finance, Inc.
25,000,000	0.285%, 05/11/11	24,992,222
	Natixis U.S. Finance Co., Llc
15,000,000	0.374%, 06/14/11	14,988,592
	Societe Generale North America, Inc.
10,000,000	0.248%, 04/11/11	9,999,333
10,000,000	0.304%, 06/01/11	9,994,917
	UBS Finance Delaware Llc
15,000,000	0.272%, 07/14/11	14,988,300
	Total Financial Company Commercial Paper (Cost $84,958,295)	84,958,295

U.S. AGENCY BONDS: 55.13%
Federal Farm Credit Bank (FFCB): 5.14%
	Federal Farm Credit Bank, Variable Rate
25,000,000	0.250%, 04/01/11, 01/12/12(a)	24,995,966
Federal Home Loan Bank (FHLB): 37.00%
	Federal Home Loan Bank
10,000,000	0.370%, 11/16/11	10,000,789
15,000,000	0.370%, 04/13/12	15,000,000
15,000,000	0.410%, 04/27/12	15,000,000
10,000,000	0.460%, 03/14/12	10,000,000
	Federal Home Loan Bank, Variable Rate
25,000,000	0.230%, 04/01/11, 05/27/11(a)	25,000,427
25,000,000	0.230%, 04/01/11, 01/24/12(a)	25,000,000
25,000,000	0.250%, 04/01/11, 07/07/11(a)	25,000,000
30,000,000	0.252%, 04/06/11, 07/29/11(a)	30,000,000
25,000,000	0.280%, 04/01/11, 10/20/11(a)	25,000,000
		180,001,216

Federal Home Loan Mortgage Corporation (FHLMC): 7.20%
	Federal Home Loan Mortgage Corporation, Discount Notes
15,000,000	0.200%, 07/25/11(b)	14,990,417
	Federal Home Loan Mortgage Corporation, Variable Rate
20,000,000	0.290%, 04/01/11, 01/09/12(a)	20,012,699
		35,003,116
Federal National Mortgage Association (FNMA): 5.79%
	Federal National Mortgage Association, Discount Notes
10,000,000	0.140%, 06/01/11(b)	9,997,628
18,150,000	0.246%, 04/25/11(b)	18,147,035
		28,144,663
	Total U.S. Agency Bonds (Cost $268,144,961)	268,144,961

REPURCHASE AGREEMENTS: 30.04%
146,146,000	Repurchase Agreement with South Street Securities Llc, 0.170%, dated 03/31/11 and maturing 04/01/11 with a repurchase amount of $146,146,681, collateralized by several FFCB, FHLB, FNMA, and United States Treasury Securities with rates ranging from 0.106% to 6.625% and with maturity dates ranging from 04/25/11 to 11/15/30 with a collateral value of $149,247,700.	146,146,000
	Total Repurchase Agreements (Cost $146,146,000)	146,146,000
	Total Investments: 102.63% (Cost $499,249,256)	499,249,256
	Net Other Assets and Liabilities: (2.63)%	(12,792,819)
	Net Assets: 100.00%	$486,456,437

(a)

Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2011. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Percentages are stated as a percent of net assets.

Forward Aggressive Growth Allocation Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.06%
556,778	Forward CorePlus Fund - Class Z	30.03%	$14,904,952
116,373	Forward Emerging Markets Fund - Institutional Class	5.10%	2,531,113
534,991	Forward SMIDPlus Fund - Class Z	30.43%	15,102,787
303,924	Forward Frontier MarketStrat Fund - Class Z	7.23%	3,589,342
740,120	Forward International Equity Fund - Class Z	24.85%	12,337,794
101,203	Forward Strategic Alternatives Fund - Class Z	2.42%	1,201,285
	Total Affiliated Investment Companies (Cost $49,781,488)		49,667,273

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 0.05%
$25,844	Bank of America - Charlotte 0.030%, due 04/01/11		25,844
	Total Short - Term Bank Debt Instruments (Cost $25,844)		25,844
	Total Investments: 100.11% (Cost $49,807,332)		49,693,117
	Net Other Assets and Liabilities: (0.11)%		(53,644)
	Net Assets: 100.00%		$49,639,473

Percentages are stated as a percent of net assets.

Forward Balanced Allocation Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.46%
338,525	Forward Commodity Long/Short Strategy Fund - Class Z	7.49%	$9,380,528
1,356,310	Forward CorePlus Fund - Class Z	28.98%	36,308,409
111,804	Forward Emerging Markets Fund - Institutional Class	1.94%	2,431,734
235,312	Forward SMIDPlus Fund - Class Z	5.30%	6,642,864
561,654	Forward Frontier MarketStrat Fund - Class Z	5.29%	6,633,135
1,791,783	Forward High Yield Bond Fund - Class Z	14.66%	18,365,779
792,034	Forward International Equity Fund - Class Z	10.54%	13,203,207
2,008,130	Forward Investment Grade Fixed-Income Fund - Class Z	17.20%	21,547,240
274,293	Forward Mortgage Securities Fund - Class Z	2.91%	3,648,094
543,426	Forward Strategic Alternatives Fund - Class Z	5.15%	6,450,461
	Total Affiliated Investment Companies (Cost $121,995,936)		124,611,451

Par Value
SHORT - TERM BANK DEBT INSTRUMENTS: 0.27%
$333,091	Citibank - New York 0.030%, due 04/01/11		333,091
	Total Short - Term Bank Debt Instruments (Cost $333,091)		333,091
	Total Investments: 99.73% (Cost $122,329,027)		124,944,542
	Net Other Assets and Liabilities: 0.27%		333,223
	Net Assets: 100.00%		$125,277,765

Percentages are stated as a percent of net assets.

Forward Growth & Income Allocation Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.69%
291,228	Forward Commodity Long/Short Strategy Fund - Class Z	7.66%	$8,069,914
1,298,570	Forward CorePlus Fund - Class Z	33.01%	34,762,714
123,820	Forward Emerging Markets Fund - Institutional Class	2.56%	2,693,082
342,356	Forward SMIDPlus Fund - Class Z	9.18%	9,664,705
659,217	Forward Frontier MarketStrat Fund - Class Z	7.39%	7,785,355
991,999	Forward High Yield Bond Fund - Class Z	9.66%	10,167,988
802,458	Forward International Equity Fund - Class Z	12.70%	13,376,970
1,233,454	Forward Investment Grade Fixed-Income Fund - Class Z	12.57%	13,234,960
439,598	Forward Strategic Alternatives Fund - Class Z	4.96%	5,218,033
	Total Affiliated Investment Companies (Cost $105,269,805)		104,973,721

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.28%
$290,051	Bank of America - Charlotte 0.030%, due 04/01/11		290,051
	Total Short - Term Bank Debt Instruments (Cost $290,051)		290,051
	Total Investments: 99.97% (Cost $105,559,856)		105,263,772
	Net Other Assets and Liabilities: 0.03%		29,772
	Net Assets: 100.00%		$105,293,544

Percentages are stated as a percent of net assets.

Forward Growth Allocation Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.91%
267,349	Forward Commodity Long/Short Strategy Fund - Class Z	7.24%	$7,408,252
1,428,881	Forward CorePlus Fund - Class Z	37.37%	38,251,154
172,522	Forward Emerging Markets Fund - Institutional Class	3.67%	3,752,357
443,574	Forward SMIDPlus Fund - Class Z	12.24%	12,522,083
648,471	Forward Frontier MarketStrat Fund - Class Z	7.48%	7,658,446
169,500	Forward High Yield Bond Fund - Class Z	1.70%	1,737,376
1,046,562	Forward International Equity Fund - Class Z	17.05%	17,446,193
553,959	Forward Investment Grade Fixed-Income Fund - Class Z	5.81%	5,943,982
179,024	Forward Mortgage Securities Fund - Class Z	2.33%	2,381,018
433,208	Forward Strategic Alternatives Fund - Class Z	5.02%	5,142,180
	Total Affiliated Investment Companies (Cost $102,507,386)		102,243,041

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.11%
$117,346	Citibank - New York 0.030%, due 04/01/11		117,346
	Total Short - Term Bank Debt Instruments (Cost $117,346)		117,346
	Total Investments: 100.02% (Cost $102,624,732)		102,360,387
	Net Other Assets and Liabilities: (0.02)%		(22,271)
	Net Assets: 100.00%		$102,338,116

Percentages are stated as a percent of net assets.

Forward Income & Growth Allocation Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Allocation		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 98.48%
61,861	Forward Commodity Long/Short Strategy Fund - Class Z	2.58%		$1,714,156
570,158	Forward CorePlus Fund - Class Z	22.95%		15,263,127
54,253	Forward Emerging Markets Fund - Institutional Class	1.78%		1,180,005
99,838	Forward SMIDPlus Fund - Class Z	4.24%		2,818,440
150,810	Forward Frontier MarketStrat Fund - Class Z	2.68%		1,781,061
1,239,435	Forward High Yield Bond Fund - Class Z	19.11%		12,704,213
249,390	Forward International Equity Fund - Class Z	6.25%		4,157,339
1,349,540	Forward Investment Grade Fixed-Income Fund - Class Z	21.79%		14,480,569
483,541	Forward Mortgage Securities Fund - Class Z	9.68%		6,431,090
415,232	Forward Strategic Alternatives Fund - Class Z	7.42%		4,928,805
265	Forward U.S. Government Money Fund - Class Z	0.00	%(a)	265
	Total Affiliated Investment Companies (Cost $63,442,266)			65,459,070

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.20%
	Citibank-New York
$796,235	0.030%, due 04/01/11			796,235
	Total Short-Term Bank Debt Instruments (Cost $796,235)			796,235
	Total Investments: 99.68% (Cost $64,238,501)			66,255,305
	Net Other Assets and Liabilities: 0.32%			210,182
	Net Assets: 100.00%			$66,465,487

(a)	Less than 0.005%

Percentages are stated as a percent of net assets.

Forward Income Allocation Fund

Portfolio of Investments (Note 1)

March 31, 2011 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.06%
621,264	Forward High Yield Bond Fund - Class Z	30.23%	$6,367,954
1,159,885	Forward Investment Grade Fixed-Income Fund - Class Z	59.07%	12,445,569
154,571	Forward Mortgage Securities Fund - Class Z	9.76%	2,055,789
	Total Affiliated Investment Companies (Cost $21,155,333)		20,869,312

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.95%
$201,023	Citibank-New York 0.030%, due 04/01/11		201,023
	Total Short-Term Bank Debt Instruments (Cost $201,023)		201,023
	Total Investments: 100.01% (Cost $21,356,356)		21,070,335
	Net Other Assets and Liabilities: (0.01)%		(2,059)
	Net Assets: 100.00%		$21,068,276

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2011

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2011.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Certain Funds (excluding the Forward Growth Fund) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments. As of March 31, 2011, the Forward Long/Short Credit Analysis Fund and the Forward Strategic Realty Fund held securities sold short with a market value of $120,787,235 and $7,606,164, respectively. As of March 31, 2011, the other Funds held no securities sold short.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structures notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credit defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund invested in structured notes to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar Rolls: Certain Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-Advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning the Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government securities. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of March 31, 2011, the Forward U.S. Government Money Fund held a repurchase agreement and has disclosed the details in the Portfolio of Investments. As of March 31, 2011, there were no other Funds with a repurchase agreement.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending

Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of March 31, 2011, the Forward Emerging Markets Fund, the Forward Growth Fund and the Forward International Small Companies Fund had securities on loan valued at $252,973, $3,347,151 and $41,575,871, respectively, and received cash collateral with a value of $270,000, $3,382,570 and $43,922,371, respectively. As of March 31, 2011 the other Funds had no securities on loan.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Banking and Finance Fund
Common Stocks(a)	$45,173,413	—	—	$45,173,413
Short-Term Bank Debt Instruments	—	$226,589	—	226,589

Total	$45,173,413	$226,589	—	$45,400,002

Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$7,935,681	—	$7,935,681
Asset-Backed Securities	—	3,263,714	—	3,263,714
Corporate Bonds(a)	—	10,780,083	—	10,780,083
Municipal Bonds	—	278,298	—	278,298
Short-Term Bank Debt Instruments	—	4,293,433	—	4,293,433

Total Investments	—	$26,551,209	—	$26,551,209

Forward CorePlus Fund
Agency Notes	—	$1,497,122	—	$1,497,122
Agency Pass-Through Securities(a)	—	23,667,117	—	23,667,117
Asset-Backed Securities(a)	—	24,962,663	—	24,962,663
Collateralized Mortgage Obligations(a)	—	18,405,810	—	18,405,810
Corporate Bonds(a)	—	45,171,961	—	45,171,961
Municipal Bonds(a)	—	7,700,405	—	7,700,405
Short-Term Securities(a)	—	36,994,048	—	36,994,048
Short-Term Bank Debt Instruments	—	2,469,383	—	2,469,383

Total Investments	—	$160,868,509	—	$160,868,509

Forward Emerging Markets Fund
Common Stocks(a)	$113,101,121	—	—	$113,101,121
Investment Holding Companies(a)	53,950	—	—	53,950
Loan Participation Notes(a)	—	$1,241,156	—	1,241,156
Preferred Stocks
Brazil	6,438,030	—	$1,016,088	7,454,118
Russia	1,710,276	—	—	1,710,276
Short-Term Bank Debt Instruments	—	11,972,649	—	11,972,649
Investments Purchased with Cash Collateral From Securities Loaned	270,000	—	—	270,000

Total	$121,573,377	$13,213,805	$1,016,088	$135,803,270

Forward Focus Fund
Common Stocks(a)	$12,471,900	—	—	$12,471,900
Short-Term Bank Debt Instruments	—	$846,684	—	846,684

Total	$12,471,900	$846,684	—	$13,318,584

Forward Frontier MarketStrat Fund
Common Stocks(a)	$11,299,582	—	—	$11,299,582
Exchange-Traded Products	2,577,814	—	—	2,577,814
Agency Pass-Through Securities(a)	—	$10,253,978	—	10,253,978
Asset-Backed Securities(a)	—	7,864,398	—	7,864,398
Collateralized Mortgage Obligations	—	1,016,303	—	1,016,303
Corporate Bonds(a)	—	28,924,215	—	28,924,215
U.S. Treasury Bonds & Notes	—	4,882,853	—	4,882,853
Short-Term Bank Debt Instruments	—	34,053,911	—	34,053,911

Total Investments	$13,877,396	$86,995,658	—	$100,873,054

Forward Global Infrastructure Fund
Common Stocks(a)	$104,943,724	—	—	$104,943,724
Short-Term Bank Debt Instruments	—	$12,791,662	—	12,791,662

Total	$104,943,724	$12,791,662	—	$117,735,386

Forward Growth Fund
Common Stocks(a)	$127,147,812	—	—	$127,147,812
Short-Term Bank Debt Instruments	—	$2,165,556	—	2,165,556
Investments Purchased with Cash Collateral From Securities Loaned	3,382,570	—	—	3,382,570

Total	$130,530,382	$2,165,556	—	$132,695,938

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$144,388,999	—	$144,388,999
Short-Term Bank Debt Instruments	—	3,146,468	—	3,146,468

Total Investments	—	$147,535,467	—	$147,535,467

Forward International Dividend Fund
Common Stocks(a)	$6,731,438	—	—	$6,731,438
Preferred Stocks(a)	239,625	—	—	239,625
Short-Term Bank Debt Instruments	—	$562,870	—	562,870

Total	$6,971,063	$562,870	—	$7,533,933

Forward International Equity Fund
Common Stocks(a)	$78,701,975	—	—	$78,701,975
Short-Term Bank Debt Instruments	—	$82,066	—	82,066

Total	$78,701,975	$82,066	—	$78,784,041

Forward International Fixed Income Fund
Foreign Government Obligations(a)	—	$4,375,964	—	$4,375,964
Convertible Corporate Bonds(a)	—	130,400	—	130,400
Corporate Bonds(a)	—	9,535,799	—	9,535,799
Short-Term Bank Debt Instruments	—	3,141,871	—	3,141,871

Total	—	$17,184,034	—	$17,184,034

Forward International Real Estate Fund
Common Stocks(a)	$41,115,688	—	—	$41,115,688
Warrants	657,899	—	—	657,899
Short-Term Bank Debt Instruments	—	$3,293,858	—	3,293,858

Total	$41,773,587	$3,293,858	—	$45,067,445

Forward International Small Companies
Common Stocks(a)	$519,500,321	—	—	$519,500,321
Preferred Stocks(a)	5,761,225	—	—	5,761,225
Short-Term Bank Debt Instruments	—	$4,628,620	—	4,628,620
Investments Purchased with Cash Collateral From Securities Loaned	43,922,371	—	—	43,922,371

Total	$569,183,917	$4,628,620	—	$573,812,537

Forward Investment Grade Fixed-Income Fund
Asset-Backed Securities	—	$1,579,209	—	$1,579,209
Collateralized Mortgage Obligations	—	21,092,003	—	21,092,003
Corporate Bonds
Industrial-Other	—	1,004,648	$73,901	1,078,549
Other(a)	—	23,335,538	—	23,335,538
Foreign Government Obligations	—	1,018,795	—	1,018,795
Municipal Bonds	—	4,635,887	—	4,635,887
U.S. Government Agency Securities(a)	—	23,392,297	—	23,392,297
Short-Term Bank Debt Instruments	—	118,447	—	118,447

Total Investments	—	$76,176,824	$73,901	$76,250,725

Forward Large Cap Equity Fund
Common Stocks(a)	$20,876,347	—	—	$20,876,347
Convertible Preferred Stocks(a)	600,954	—	—	600,954
Short-Term Bank Debt Instruments	—	$989,394	—	989,394

Total	$21,477,301	$989,394	—	$22,466,695

Forward Long/Short Credit Analysis Fund
Municipal Bonds(a)	—	$254,604,206	$736,000	$255,340,206
Corporate Bonds(a)	—	21,886,397	—	21,886,397
Exchange-Traded Funds	$1,469,010	—	—	1,469,010
Preferred Stocks(a)	1,864,750	1,523,438	—	3,388,188
Short-Term Bank Debt Instruments	—	17,088,463	—	17,088,463

Total	$3,333,760	$295,105,504	$736,000	$299,172,264

Forward Mortgage Securities Fund
Short-Term Bank Debt Instruments	—	$29,537,885	—	$29,537,885

Total Investments	—	$29,537,885	—	$29,537,885

Forward Real Estate Fund
Common Stocks(a)	$38,853,706	—	—	$38,853,706
Short-Term Bank Debt Instruments	—	$331,516	—	331,516

Total	$38,853,706	$331,516	—	$39,185,222

Forward Select Income Fund
Common Stocks(a)	$86,871,477	—	—	$86,871,477
Convertible Preferred Stocks(a)	24,893,247	—	—	24,893,247
Exchange-Traded Funds	17,006,000	—	—	17,006,000
Preferred Stocks
Hotels & Motels	594,682	—	—	594,682
Real Estate Management/Services	—	$12,812,646	—	12,812,646
Real Estate Operating/Development	17,342,621	—	—	17,342,621
REITs-Apartments	82,308,927	18,827,550	—	101,136,477
REITs-Diversified	187,128,842	—	—	187,128,842
REITs-Health Care	69,191,925	—	—	69,191,925
REITs-Hotels	175,092,131	1,803,656	—	176,895,787
REITs-Manufactured Homes	9,916,000	—	—	9,916,000
REITs-Mortgage	50,554,069	—	—	50,554,069
REITs-Office Property	183,903,871	2,695,558	—	186,599,429
REITs-Regional Malls	137,845,536	—	—	137,845,536
REITs-Shopping Centers	200,743,917	9,800,000	—	210,543,917
REITs-Single Tenant	7,384,363	—	—	7,384,363
REITs-Warehouse/Industrial	62,002,438	25,067,049	—	87,069,487
Corporate Bonds(a)	—	132,358,448	—	132,358,448
Convertible Corporate Bonds(a)	—	33,034,063	—	33,034,063
Short - Term Bank Debt Instruments	—	4,168,430	—	4,168,430

Total	$1,312,780,046	$240,567,400	—	$1,553,347,446

Forward Small Cap Equity Fund
Common Stocks(a)	$146,334,514	—	—	$146,334,514
Short - Term Bank Debt Instruments	—	$7,877,154	—	7,877,154

Total	$146,334,514	$7,877,154	—	$154,211,668

Forward SMIDPlus Fund
Agency Notes(a)	—	$14,666,995	—	$14,666,995
Agency Pass-Through Securities(a)	—	22,121,019	—	22,121,019
Asset-Backed Securities	—	35,599,311	—	35,599,311
Collateralized Mortgage Obligations(a)	—	17,729,902	—	17,729,902
Corporate Bonds(a)	—	38,196,169	—	38,196,169
Mortgage Securities	—	2,697,408	—	2,697,408
Municipal Bonds	—	1,497,414	—	1,497,414
U.S. Treasury Bonds & Notes	—	17,082,501	—	17,082,501
Short - Term Bank Debt Instruments	—	16,442,709	—	16,442,709

Total Investments	—	$166,033,428	—	$166,033,428

Forward Strategic Alternatives Fund
Exchange-Traded Funds	$17,778,419	—	—	$17,778,419
Agency Pass-Through Securities(a)	—	$6,631,748	—	6,631,748
Asset-Backed Securities	—	3,305,449	—	3,305,449
Collateralized Mortgage Obligations	—	558,967	—	558,967
Corporate Bonds	—	12,135,112	—	12,135,112
Municipal Bonds	—	475,128	—	475,128
Structured Notes	—	35,090,076	—	35,090,076
Short-Term Bank Debt Instruments	—	12,418,358	—	12,418,358

Total Investments	$17,778,419	$70,614,838	—	$88,393,257

Forward Strategic Realty Fund
Common Stocks(a)	$72,990,125	—	—	$72,990,125
Preferred Stocks
Real Estate Management/Services	—	$405,563	—	405,563
REITs-Diversified	5,666,326	—	—	5,666,326
REITs-Hotels	5,840,295	—	—	5,840,295
REITs-Mortgage	183,310	—	—	183,310
REITs-Office Property	1,101,564	—	—	1,101,564
REITs-Regional Malls	5,414,844	—	—	5,414,844
REITs-Shopping Centers	1,284,235	—	—	1,284,235
REITs-Warehouse/Industrial	507,779	—	—	507,779
Warrants	66,860	—	—	66,860
Convertible Corporate Bonds	—	877,188	—	877,188
Corporate Bonds	—	756,000	—	756,000

Total	$93,055,338	$2,038,751	—	$95,094,089

Forward Tactical Enhanced Fund
Short-Term Bank Debt Instruments	—	$5,915,939	—	$5,915,939

Total Investments	—	$5,915,939	—	$5,915,939

Forward Tactical Growth Fund
Exchange-Traded Funds	$279,019,457	—	—	$279,019,457
Short-Term Bank Debt Instruments	—	$583,424,792	—	583,424,792

Total	$279,019,457	$583,424,792	—	$862,444,249

Forward U.S. Government Money Fund
Financial Company Commercial Paper	—	$84,958,295	—	$84,958,295
U.S. Agency Bonds(a)	—	268,144,961	—	268,144,961
Repurchase Agreements	—	146,146,000	—	146,146,000

Total Investments	—	$499,249,256	—	$499,249,256

Forward Aggressive Growth Allocation Fund
Affiliated Investment Companies	$49,667,273	—	—	$49,667,273
Short - Term Bank Debt Instruments	—	$25,844	—	25,844

Total Investments	$49,667,273	$25,844	—	$49,693,117

Forward Balanced Allocation Fund
Affiliated Investment Companies	$124,611,451	—	—	$124,611,451
Short - Term Bank Debt Instruments	—	$333,091	—	333,091

Total Investments	$124,611,451	$333,091	—	$124,944,542

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$104,973,721	—	—	$104,973,721
Short - Term Bank Debt Instruments	—	$290,051	—	290,051

Total Investments	$104,973,721	$290,051	—	$105,263,772

Forward Growth Allocation Fund
Affiliated Investment Companies	$102,243,041	—	—	$102,243,041
Short - Term Bank Debt Instruments	—	$117,346	—	117,346

Total Investments	$102,243,041	$117,346	—	$102,360,387

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$65,459,070	—	—	$65,459,070
Short-Term Bank Debt Instruments	—	$796,235	—	796,235

Total Investments	$65,459,070	$796,235	—	$66,255,305

Forward Income Allocation Fund
Affiliated Investment Companies	$20,869,312	—	—	$20,869,312
Short-Term Bank Debt Instruments	—	$201,023	—	201,023

Total Investments	$20,869,312	$201,023	—	$21,070,335

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

Other Financial Instruments(b)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$272,294	—	$272,294

Total	—	$272,294	—	$272,294

Forward CorePlus Fund
Assets
Total Return Swap Contracts	—	$2,074,678	—	$2,074,678
Liabilities
Total Return Swap Contracts	—	(60,530)	—	(60,530)

Total	—	$2,014,148	—	$2,014,148

Forward Emerging Markets Fund
Assets
Futures Contracts	$753,145	—	—	$753,145

Total	$753,145	—	—	$753,145

Forward Frontier MarketStrat Fund
Assets
Total Return Swap Contracts	—	$397,837	—	$397,837
Liabilities
Total Return Swap Contracts	—	(408,038)	—	(408,038)

Total	—	$(10,201)	—	$(10,201)

Forward International Fixed Income Fund
Assets
Forward Foreign Currency Contracts	—	$182,937	—	$182,937
Liabilities
Forward Foreign Currency Contracts	—	(47,279)	—	(47,279)

Total	—	$135,658	—	$135,658

Forward Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$13,170,306	—	$13,170,306
Futures Contracts	$37,400	—	—	37,400
Liabilities
TBA Sale Commitments	—	(3,481,639)	—	(3,481,639)
Options Written	(4,575)		—	(4,575)

Total	$32,825	$9,688,667	—	$9,721,492

Forward Long/Short Credit Analysis Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(39,983,550)	—	$(39,983,550)
Government Bonds	—	(80,803,685)	—	(80,803,685)

Total	—	$(120,787,235)	—	$(120,787,235)

Forward Mortgage Securities Fund
Assets
TBA Purchase Commitments	—	$39,313,376	—	$39,313,376
Liabilities
TBA Sale Commitments	—	(39,313,376)	—	(39,313,376)

Total	—	$0	—	$0

Forward Small Cap Equity Fund
Assets
Futures Contracts	$44,736	—	—	$44,736

Total	$44,736	—	—	$44,736

Forward SMIDPlus Fund
Assets
Total Return Swap Contracts	—	$4,114,212	—	$4,114,212
Liabilities
Total Return Swap Contracts	—	(67,277)	—	(67,277)

Total	—	$4,046,935	—	$4,046,935

Forward Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$374,124	—	$374,124
Liabilities
Total Return Swap Contracts	—	(49,285)	—	(49,285)

Total	—	$324,839	—	$324,839

Forward Strategic Realty Fund
Liabilities
Securities Sold Short
Common Stocks	$(7,150,914)	—	—	$(7,150,914)
Exchange-Traded Funds	(455,250)	—	—	(455,250)
Options Written	(36,685)	—	—	(36,685)

Total	$(7,642,849)	—	—	$(7,642,849)

Forward Tactical Enhanced Fund
Assets
Futures	$196,788	—	—	$196,788

Total	$196,788	—	—	$196,788

Forward Tactical Growth Fund
Assets
Futures Contracts	$7,996,327	—	—	$7,996,327

Total	$7,996,327	—	—	$7,996,327

(b)

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, TBA purchase and sale commitments, swap contracts, currency contracts, futures and forward contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Forward Emerging Markets Fund
Balance as of December 31, 2010	$792,023	$1,014,398
Accrued discounts/premiums	—	—
Realized gain/(loss)	(78,676)	1,690
Change in unrealized appreciation/(depreciation)	129,554	—
Net purchase/(sales)	(173,049)	—
Transfers in and/(out) of Level 3	(669,852)	—

Balance as of March 31, 2011	$0	$1,016,088

	Common Stocks
Forward International Dividend Fund
Balance as of December 31, 2010	$51,800
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,450)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(49,350)

Balance as of March 31, 2011	$0

Corporate Bonds
Forward Investment Grade Fixed-Income Fund
Balance as of December 31, 2010	$74,028
Accrued discounts/premiums	15,226
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(15,353)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of March 31, 2011	$73,901

Municipal Bonds
Forward Long/Short Credit Analysis Fund
Balance as of December 31, 2010	$792,000
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(56,000)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of March 31, 2011	$736,000

Project Loan
Forward Mortgage Securities Fund
Balance as of December 31, 2010	$2,034
Accrued discounts/premiums	—
Realized gain/(loss)	(2,139)
Change in unrealized appreciation/(depreciation)	141
Net purchase/(sales)	(36)
Transfers in and/(out) of Level 3	—

Balance as of March 31, 2011	$0

During the three months ended March 31, 2011 there were no significant transfers between Level 1 and Level 2 securities.

For the three months ended March 31, 2011, the other Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objects, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The Forward International Fixed Income Fund and the International Equity Fund may invest in forward foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Option Writing/Purchasing: The Funds (excluding the Forward Growth Fund) may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of March 31, 2011, the Forward Investment Grade Fixed-Income Fund and the Forward Strategic Realty Fund held purchased options with an unrealized loss of $(4,575) and $(36,685), respectively. As of March 31, 2011, the other Funds held no purchased or written options.

Written option activity for the three months ended March 31, 2011 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
	NUMBER OF CONTRACTS	PREMIUMS	NUMBER OF CONTRACTS	PREMIUMS
Forward Investment Grade Fixed-Income Fund
Outstanding as of December 31, 2010	0	$0	0	$0
Options written	6	(2,835)	6	(3,285)
Options expired	—	—	—	—
Exercised or closed	—	—	—	—

Outstanding as of March 31, 2011	6	$(2,835)	6	$(3,285)

	WRITTEN PUT OPTIONS
	NUMBER OF CONTRACTS	PREMIUMS
Forward Mortgage Securities Fund
Outstanding as of December 31, 2010	(20)	$13,388
Options written	—	—
Options expired	—	—
Exercised or closed	20	(13,388)

Outstanding as of March 31, 2011	0	$0

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	PREMIUMS
Forward Strategic Realty Fund
Outstanding as of December 31, 2010	100	$(19,898)
Options written	1,061	(115,396)
Options expired	(500)	47,842
Exercised or closed	(245)	35,896

Outstanding as of March 31, 2011	416	$(51,557)

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. The Funds do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2011, the Forward Emerging Markets Fund, the Forward Investment Grade Fixed-Income Fund, the Forward Small Cap Equity Fund, the Forward Tactical Enhanced Fund and the Forward Tactical Growth Fund had futures contracts outstanding with an unrealized gain of $753,145, $37,400, $44,736, $196,788 and $7,996,327, respectively. As of March 31, 2011, the other Funds held no futures contracts.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of March 31, 2011, the Forward International Real Estate Fund and the Forward Strategic Realty Fund had warrants with a market value of $657,899 and $66,860, respectively. As of March 31, 2011, the other Funds held no warrants.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. During the three months ended March 31, 2011, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward Frontier MarketStrat Fund, the Forward SMIDPlus Fund and the Forward Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of March 31, 2011, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward Frontier MarketStrat Fund, the Forward SMIDPlus Fund and the Forward Strategic Alternatives Fund had total return swap agreements outstanding with an unrealized gain/(loss) of $272,294, $2,014,148, $(10,201), $4,046,935 and $324,839, respectively. As of March 31, 2011, the other Funds held no swap agreements.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund (the “Fund”) seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As of March 31, 2011, net assets of the Fund were $33,983,604, of which $7,427,642, or 21.85%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Leverage: The Forward Select Income Fund and the Forward Strategic Realty Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Select Income Fund and the Forward Strategic Realty Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under these agreements, the Funds are charged interest of 1.20% above the one-month LIBOR rate. The Funds paid an arrangement fee of $187,500 and $31,250, respectively, which is to be expensed over three years. The Funds have pledged a portion of its investment securities as the collateral for their line of credit. As of March 31, 2011, the market value of the investment securities pledged as collateral totaled $729,656,724 and $27,720,933, respectively. As of March 31, 2011 the Funds have drawn down $248,940,728 and $13,213,564, respectively, from the line of credit.

2. Tax Basis Information

Tax Basis of Investments As of March 31, 2011, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Banking and Finance Fund	$34,221,563	$11,578,358	$(399,919)	$11,178,439
Forward Commodity Long/Short Strategy Fund	26,474,533	168,465	(91,789)	76,676
Forward CorePlus Fund	160,422,445	833,226	(387,162)	446,064
Forward Emerging Markets Fund	106,435,155	30,751,240	(1,383,125)	29,368,115
Forward Focus Fund	11,519,868	1,815,550	(16,834)	1,798,716
Forward Frontier MarketStrat Fund	98,508,101	3,333,724	(968,771)	2,364,953
Forward Global Infrastructure Fund	106,957,849	13,180,006	(2,402,469)	10,777,537
Forward Growth Fund	86,281,143	47,811,990	(1,397,195)	46,414,795
Forward High Yield Bond Fund	142,692,000	5,241,072	(397,605)	4,843,467
Forward International Dividend Fund	6,541,439	1,040,258	(47,764)	992,494
Forward International Equity Fund	62,709,744	17,896,445	(1,822,148)	16,074,297
Forward International Fixed Income Fund	17,021,977	203,254	(41,197)	162,057
Forward International Real Estate Fund	43,426,868	2,410,035	(769,458)	1,640,577
Forward International Small Companies Fund	469,733,144	119,446,209	(15,366,816)	104,079,393
Forward Investment Grade Fixed-Income Fund	84,468,444	2,202,382	(10,420,101)	(8,217,719)
Forward Large Cap Equity Fund	19,710,175	2,883,378	(126,858)	2,756,520
Forward Long/Short Credit Analysis Fund	306,016,950	3,454,585	(10,299,271)	(6,844,686)
Forward Mortgage Securities Fund	29,537,885	22,586	(22,586)	0
Forward Real Estate Fund	26,067,806	13,117,416	0	13,117,416
Forward Select Income Fund	1,372,111,746	192,670,910	(11,435,210)	181,235,700
Forward Small Cap Equity Fund	140,551,088	17,488,124	(3,827,544)	13,660,580
Forward SMIDPlus Fund	165,879,983	1,064,815	(911,370)	153,445
Forward Strategic Alternatives Fund	80,463,086	8,012,057	(81,886)	7,930,171
Forward Strategic Realty Fund	75,240,724	20,442,950	(589,585)	19,853,365
Forward Tactical Enhanced Fund	5,955,911	0	(39,972)	(39,972)
Forward Tactical Growth Fund	837,422,062	25,022,187	0	25,022,187
Forward U.S. Government Money Fund	499,249,256	0	0	0

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	$50,084,423	$3,197,650	$(3,588,956)	$(391,306)
Forward Balanced Allocation Fund	122,555,720	9,813,008	(7,424,186)	2,388,822
Forward Growth & Income Allocation Fund	106,637,030	6,651,037	(8,024,295)	(1,373,258)
Forward Growth Allocation Fund	103,369,475	6,461,372	(7,470,460)	(1,009,088)
Forward Income & Growth Allocation Fund	64,363,365	3,440,390	(1,548,450)	1,891,940
Forward Income Allocation Fund	21,356,362	537,993	(824,020)	(286,027)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Funds elected to defer capital losses and currency losses occurring between November 1, 2010 and December 31, 2010 as follows:

	Capital Losses	Currency Losses
Forward Banking and Finance Fund	$213,617	—
Forward Frontier MarketStrat Fund	—	$3
Forward International Equity Fund	—	$13,758
Forward International Fixed Income Fund	—	$9,174
Forward International Real Estate Fund	$227,579	$41,955
Forward International Small Companies Fund	—	$35,489
Forward Investment Grade Fixed-Income Fund	$8,064	—
Forward Large Cap Equity Fund	$5,057	—
Forward Select Income Fund	$4,923,437	—

Capital Loss Carryforwards: At December 31, 2010 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2011	Expiring in 2012	Expiring in 2013	Expiring in 2014	Expiring in 2015	Expiring in 2016		Expiring in 2017		Expiring in 2018
Forward Banking and Finance Fund	—	—	—	—	—	$2,636,665		$13,757,241		$1,370,886
Forward CorePlus Fund	$237,210	—	—	—	—	14,879,476		14,894,607		—
Forward Global Infrastructure Fund	—	—	—	—	—	22,944,101		30,182,432		24,936,653
Forward Growth Fund	—	—	—	—	—	252,838		14,079,469		—
Forward High Yield Bond Fund	—	—	—	—	—	1,992,838		834,501		—
Forward International Dividend Fund	—	—	—	—	—	11,508,647	(a)	22,205,160	(a)	—
Forward International Equity Fund	—	—	—	—	—	13,692,557		68,399,407		—
Forward International Fixed Income Fund	—	—	—	—	—	—		51,786		—
Forward International Real Estate Fund	—	—	—	—	$2,652,205	67,712,152		60,639,639		4,181,675
Forward International Small Companies Fund	—	—	—	—	—	79,587,546		179,253,577		—
Forward Investment Grade Fixed-Income Fund(a)	718,330	$397,737	$886,525	$739,784	405,644	1,874,984		—		7,848,689
Forward Large Cap Equity Fund	—	—	—	—	—	10,129		3,054,879		—
Forward Mortgage Securities Fund	—	—	—	15,403	—	732,858		—		—
Forward Real Estate Fund	—	—	—	—	—	3,369,998		6,607,499		—
Forward Select Income Fund	—	—	—	—	—	142,788,541		29,414,885		—
Forward Small Cap Equity Fund	—	—	—	—	—	50,069,794	(a)	76,687,200	(a)	—
Forward SMIDPlus Fund	—	—	—	—	—	—		20,565,830		—
Forward Strategic Alternatives Fund	—	—	—	—	—	880,655		710,899		12,365,760
Forward Strategic Realty Fund	—	—	—	—	—	84,569,228		107,182,629		—
Forward Tactical Growth Fund	—	—	—	—	—	—		223,792		12,626,383
Forward U.S. Government Money Fund	—	—	—	—	—	—		14,853		—

Forward Allocation Funds
Forward Income Allocation Fund	—	—	—	$52,769	$90,492	$207,103		$32,036		—

(a)	Subject to limitations under §382 of the Code.

3. Affiliated Companies: Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase and sales costs, dividends income, shares and value of investment of each Allocation Fund in affiliated companies for the period ending March 31, 2011 were as follows:

Forward Aggressive Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 03/31/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	96,202	476,640	(a)	(16,064)		556,778	$14,904,952	$14,183	$(194,394)
Forward SMIDPlus Fund	311,908	281,640		(58,557)		534,991	15,102,788	41,830	(143,068)
Forward Frontier MarketStrat Fund	417,670	23,904		(137,650)		303,924	3,589,342	—	(170,804)
Forward International Equity Fund	1,183,509	—		(443,389)		740,120	12,337,794	—	(677,131)
Forward Large Cap Value Fund	150,374	57,274		(207,648	)(a)	—	—	—	—
Forward Strategic Alternatives Fund	228,796	—		(127,593)		101,203	1,201,285	—	(130,156)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	535,107	—		(418,734)		116,373	2,531,112	—	(769,914)

Total							$49,667,273	$56,013	$(2,085,467)

Forward Balanced Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 03/31/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	360,432		(21,907)		338,525	$9,380,528	$11,727	$52,335
Forward CorePlus Fund	288,427	1,067,883	(b)	—		1,356,310	36,308,410	34,551	—
Forward SMIDPlus Fund	357,602	4,341		(126,631)		235,312	6,642,864	18,399	(238,581)
Forward Frontier MarketStrat Fund	1,466,413	—		(904,759)		561,654	6,633,134	—	(1,019,023)
Forward High Yield Bond Fund	798,735	993,048		—		1,791,783	18,365,779	301,313	—
Forward International Equity Fund	737,620	54,414		—		792,034	13,203,207	—	—
Forward Investment Grade Fixed-Income Fund	2,656,279	—		(648,149)		2,008,130	21,547,240	268,925	(63,164)
Forward Large Cap Value Fund	421,453	200,458		(621,911	)(b)	—	—	—	—
Forward Mortgage Securities Fund	859,044	7,402		(592,153)		274,293	3,648,094	35,128	472,482
Forward Strategic Alternatives Fund	539,059	4,367		—		543,426	6,450,461	—	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	576,615	2,381		(467,192)		111,804	2,431,734	—	(907,356)

Total							$124,611,451	$670,043	$(1,703,307)

Forward Growth & Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 03/31/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	320,372		(29,144)		291,228	$8,069,914	$10,088	$71,405
Forward CorePlus Fund	313,889	1,052,542	(c)	(67,861)		1,298,570	34,762,715	33,080	(839,830)
Forward SMIDPlus Fund	374,498	971		(33,113)		342,356	9,664,705	26,768	(73,123)
Forward Frontier MarketStrat Fund	1,634,873	—		(975,656)		659,217	7,785,355	—	(904,459)
Forward High Yield Bond Fund	518,677	546,177		(72,855)		991,999	10,167,988	173,048	(94,025)
Forward International Equity Fund	651,259	169,287		(18,088)		802,458	13,376,970	—	(176,566)
Forward Investment Grade Fixed-Income Fund	1,747,062	—		(513,608)		1,233,454	13,234,960	169,364	(145,034)
Forward Large Cap Value Fund	456,338	171,821		(628,159	)(c)	—	—	—	—
Forward Mortgage Securities Fund	563,634	—		(563,634)		—	—	—	524,725
Forward Strategic Alternatives Fund	473,927	—		(34,329)		439,598	5,218,032	—	(30,828)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	606,087	—		(482,267)		123,820	2,693,082	—	(893,579)

Total							$104,973,721	$412,348	$(2,561,314)

Forward Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 03/31/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	267,349		—		267,349	$7,408,253	$9,273	$0
Forward CorePlus Fund	301,124	1,180,384	(d)	(52,627)		1,428,881	38,251,153	36,400	(581,266)
Forward SMIDPlus Fund	479,016	1,258		(36,700)		443,574	12,522,083	34,682	(83,108)
Forward Frontier MarketStrat Fund	1,648,084	—		(999,613)		648,471	7,658,446	—	(875,695)
Forward High Yield Bond Fund	169,500	—		—		169,500	1,737,376	28,504	—
Forward International Equity Fund	611,123	453,446		(18,007)		1,046,562	17,446,193	—	(184,033)
Forward Investment Grade Fixed-Income Fund	554,037	13,928		(14,006)		553,959	5,943,982	76,061	(28,571)
Forward Large Cap Value Fund	431,174	443,872		(875,046	)(d)	—	—	—	—
Forward Mortgage Securities Fund	179,024	—		—		179,024	2,381,018	22,927	—
Forward Strategic Alternatives Fund	454,760	—		(21,552)		433,208	5,142,180	—	(20,479)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	1,352,032	—		(1,179,510)		172,522	3,752,357	—	(2,658,941)

Total							$102,243,041	$207,847	$(4,432,093)

Forward Income & Growth Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 03/31/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	192,079		(130,218)		61,861	$1,714,156	$2,143	$144,542
Forward CorePlus Fund	156,207	419,749	(e)	(5,798)		570,158	15,263,127	14,525	(83,489)
Forward SMIDPlus Fund	99,555	283		—		99,838	2,818,440	7,806	—
Forward Frontier MarketStrat Fund	508,778	53,815		(411,783)		150,810	1,781,061	—	(627,313)
Forward High Yield Bond Fund	623,804	615,631		—		1,239,435	12,704,213	208,428	—
Forward International Equity Fund	355,195	—		(105,805)		249,390	4,157,339	—	51,844
Forward Investment Grade Fixed-Income Fund	2,043,994	9,285		(703,739)		1,349,540	14,480,569	179,961	(48,706)
Forward Large Cap Value Fund	226,133	—		(226,133	)(e)	—	—	—	(10)
Forward Mortgage Securities Fund	668,589	—		(185,048)		483,541	6,431,090	61,926	25,187
Forward Strategic Alternatives Fund	286,697	128,535		—		415,232	4,928,805	—	—
Forward U.S. Government Money Fund	265	—		—		265	265	—	—
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	—	54,253		—		54,253	1,180,005	—	—

Total							$65,459,070	$474,789	$(537,945)

Forward Income Allocation Fund
INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 03/31/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	675,320	—		(54,056)		621,264	$6,367,954	$106,001	$(25,663)
Forward Investment Grade Fixed-Income Fund	1,248,545	—		(88,660)		1,159,885	12,445,569	158,697	(125,219)
Forward Mortgage Securities Fund	186,058	—		(31,487)		154,571	2,055,789	19,796	37,710

Total							$20,869,312	$284,494	$(113,172)

(a)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 207,648 shares exchanged (gross sales) for 141,701 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(b)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 621,911 shares exchanged (gross sales) for 424,397 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(c)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 628,159 shares exchanged (gross sales) for 428,661 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(d)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 875,046 shares exchanged (gross sales) for 597,138 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(e)

Includes transactions from the reorganization of the Forward Large Cap Value Fund, 226,133 shares exchanged (gross sales) for 154,314 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

4. Subsequent Events

Fund Name Changes: Effective May 1, 2011, the name of the following series of the registrant were changed to the new name set forth opposite their previous name below:

Previous Name of Series	New Name of Series
Forward Frontier MarketStrat Fund	Forward Frontier Strategy Fund
Forward International Fixed Income Fund	Forward EM Corporate Debt Fund
Forward Long/Short Credit Analysis Fund	Forward Credit Analysis Long/Short Fund
Forward SMIDPlus Fund	Forward Extended MarketPlus Fund
Forward Strategic Realty Fund	Forward Real Estate Long/Short Fund

Forward Mortgage Securities Fund Liquidation: On March 4, 2011, the Board of Trustees approved the liquidation of the Forward Mortgage Securities Fund. The Board of Trustees determined that continuation of the Fund was not in the best interests of the Fund or its shareholders due to the small asset size of the Fund.

Pursuant to a Board-approved Plan of Liquidation, the Fund was liquidated on April 19, 2011 (the “Liquidation Date”). On the Liquidation Date, the Fund distributed to its shareholders of record all of the assets of the Fund, except for cash necessary to discharge unpaid liabilities and obligations of the Fund.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: May 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: May 26, 2011

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: May 26, 2011